AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 90.8%
Affiliated Mutual Fund — 12.3%
Fixed Income
AST PGIM Fixed Income Central Portfolio*	128,412,080	$1,537,092,604
(cost $1,332,303,118)(wa)
Common Stocks — 55.1%
Aerospace & Defense — 2.0%
AAR Corp.*	5,400	591,084
AeroVironment, Inc.*	400	73,220
Airbus SE (France)	47,178	8,920,085
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	81,640	587,001
Astronics Corp.*	11,400	760,722
ATI, Inc.*	92,495	13,454,323
Axon Enterprise, Inc.*	8,550	3,631,099
BAE Systems PLC (United Kingdom)	131,974	3,869,281
Bharat Electronics Ltd. (India)	30,937	132,387
Boeing Co. (The)*	140,705	28,004,516
BWX Technologies, Inc.	1,538	314,506
Carpenter Technology Corp.	800	315,320
Cirrus Aircraft Ltd.	7,800	35,874
CSG NV (Czech Republic)*	32,183	868,218
Curtiss-Wright Corp.	767	522,419
Ducommun, Inc.*	600	73,200
Elbit Systems Ltd. (Israel) (TASE)	1,868	1,574,933
Elbit Systems Ltd. (Israel) (XNGS)	1,973	1,675,255
Embraer SA (Brazil), ADR(a)	70,257	4,169,050
FTAI Aviation Ltd.(a)	16,400	4,018,000
General Dynamics Corp.	41,365	14,197,295
General Electric Co.	140,653	39,913,102
Hanwha Aerospace Co. Ltd. (South Korea)	549	468,136
Hexcel Corp.	6,921	560,117
Howmet Aerospace, Inc.	37,570	8,658,382
Huntington Ingalls Industries, Inc.	797	302,780
Intuitive Machines, Inc.*(a)	4,200	77,952
Karman Holdings, Inc.*(a)	1,566	125,358
Kratos Defense & Security Solutions, Inc.*	3,700	260,887
L3Harris Technologies, Inc.	3,815	1,316,747
Leonardo DRS, Inc.	670	29,828
Leonardo SpA (Italy)	25,632	1,743,475
Lockheed Martin Corp.	5,540	3,348,321
Mercury Systems, Inc.*	2,939	214,282
Moog, Inc. (Class A Stock)	6,600	1,931,424
MTU Aero Engines AG (Germany)	2,527	921,897
Northrop Grumman Corp.	33,274	22,700,854
Rheinmetall AG (Germany)	2,908	4,905,174
Rolls-Royce Holdings PLC (United Kingdom)	787,912	11,970,294
RTX Corp.	175,578	33,868,996
Saab AB (Sweden) (Class B Stock)(a)	80,822	5,289,781
Safran SA (France)	33,091	10,828,345
Singapore Technologies Engineering Ltd. (Singapore)	473,200	4,016,160
StandardAero, Inc.*	3,795	98,025
Textron, Inc.	3,605	315,654
Thales SA (France)	763	223,746
	Shares	Value
Common Stocks (continued)
Aerospace & Defense (cont’d.)
TransDigm Group, Inc.	933	$1,081,310
VSE Corp.(a)	10,073	1,857,461
Woodward, Inc.	22,443	8,032,799
		252,849,075
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	13,044	2,166,217
Deutsche Post AG (Germany)	134,629	7,095,881
DSV A/S (Denmark)	1,729	417,568
Expeditors International of Washington, Inc.	2,768	396,461
FedEx Corp.	23,382	8,328,201
GXO Logistics, Inc.*	2,323	120,448
United Parcel Service, Inc. (Class B Stock)	21,904	2,154,915
		20,679,691
Automobile Components — 0.2%
Adient PLC*	31,800	642,678
Aisin Corp. (Japan)	28,300	398,693
Aptiv PLC*	149,959	10,413,153
BorgWarner, Inc.	16,968	920,684
Bridgestone Corp. (Japan)	101,400	2,113,000
CIE Automotive India Ltd. (India)	2,904	13,740
Cie Generale des Etablissements Michelin SCA (France)	47,895	1,640,830
Dana, Inc.(a)	117,200	3,943,780
Dorman Products, Inc.*	4,228	441,234
Gentex Corp.	4,563	99,701
Hankook Tire & Technology Co. Ltd. (South Korea)	1,316	48,443
Holley, Inc.*	26,900	82,583
Huayu Automotive Systems Co. Ltd. (China) (Class A Stock)	29,400	82,588
Kumho Tire Co., Inc. (South Korea)*	6,208	25,135
LCI Industries(a)	10,900	1,340,482
Lear Corp.	1,063	128,708
Lumax Auto Technologies Ltd. (India)	4,515	72,460
Magna International, Inc. (Canada)	3,400	189,883
Phinia, Inc.	1,600	109,504
QuantumScape Corp.*	9,089	57,988
Samvardhana Motherson International Ltd. (India)	25,080	28,149
Sansera Engineering Ltd. (India), 144A	3,276	72,365
Shriram Pistons & Rings Ltd. (India)	1,026	32,881
SL Corp. (South Korea)	390	14,860
Standard Motor Products, Inc.	4,600	159,804
Sumitomo Electric Industries Ltd. (Japan)	37,300	2,119,389
TPR Co. Ltd. (Japan)	241,600	1,918,950
Visteon Corp.	3,400	309,774
		27,421,439
Automobiles — 1.2%
Bayerische Motoren Werke AG (Germany)	34,490	3,190,558
Eicher Motors Ltd. (India)	2,384	166,924
A1

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Automobiles (cont’d.)
Ferrari NV (Italy)	1,442	$489,276
Ford Motor Co.	492,151	5,679,422
Ford Otomotiv Sanayi A/S (Turkey)	188,698	431,136
Geely Automobile Holdings Ltd. (China)	8,000	21,666
General Motors Co.	335,777	25,015,386
Harley-Davidson, Inc.	2,574	52,046
Hero MotoCorp Ltd. (India)	2,472	133,622
Honda Motor Co. Ltd. (Japan)(a)	506,300	4,097,776
Hyundai Motor Co. (South Korea)	132	40,664
Isuzu Motors Ltd. (Japan)	164,100	2,363,166
Kia Corp. (South Korea)	860	84,909
Lucid Group, Inc.*(a)	2,271	21,643
Mahindra & Mahindra Ltd. (India)	51,252	1,607,599
Maruti Suzuki India Ltd. (India)	1,092	143,227
Mercedes-Benz Group AG (Germany)	174,998	10,755,884
Rivian Automotive, Inc. (Class A Stock)*(a)	16,191	243,674
Subaru Corp. (Japan)	60,600	976,350
Suzuki Motor Corp. (Japan)	81,000	987,287
Tesla, Inc.*	207,729	77,223,256
Thor Industries, Inc.	1,037	82,846
Toyota Motor Corp. (Japan)	516,500	10,736,666
TVS Motor Co. Ltd. (India)	2,416	86,826
Yamaha Motor Co. Ltd. (Japan)	62,700	452,970
		145,084,779
Banks — 3.5%
ABN AMRO Bank NV (Netherlands), CVA	33,999	1,077,796
Absa Group Ltd. (South Africa)	56,931	820,085
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	8,280	47,637
Agricultural Bank of China Ltd. (China) (Class H Stock)	99,000	70,815
AIB Group PLC (Ireland)	456,855	4,876,979
Akbank TAS (Turkey)	642,673	959,233
Al Rajhi Bank (Saudi Arabia)	2,278	64,938
Ameris Bancorp	10,456	815,463
AMMB Holdings Bhd (Malaysia)	32,200	52,651
ANZ Group Holdings Ltd. (Australia)	91,704	2,305,920
Avidbank Holdings, Inc.*	5,900	168,150
Banca Monte dei Paschi di Siena SpA (Italy)	104,676	913,354
Banco Bilbao Vizcaya Argentaria SA (Spain)	335,681	7,250,565
Banco Bradesco SA (Brazil)	4,732	15,293
Banco Santander SA (Spain)	838,360	9,398,618
Bancorp, Inc. (The)*	8,600	462,078
Bank Hapoalim BM (Israel)	137,497	3,229,117
Bank Leumi Le-Israel BM (Israel)	17,452	390,276
Bank of America Corp.	382,228	18,633,615
Bank of Beijing Co. Ltd. (China) (Class A Stock)	205,700	164,556
Bank of China Ltd. (China) (Class H Stock)	126,000	80,456
Bank of Hawaii Corp.	20,700	1,536,975
Bank of Ireland Group PLC (Ireland)	41,786	758,134
Bank of Marin Bancorp	33,800	866,294
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Bank of Montreal (Canada)	3,900	$528,242
Bank of Nova Scotia (The) (Canada)	7,800	540,914
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	5,800	304,384
Bank OZK	2,342	107,474
Bank Polska Kasa Opieki SA (Poland)	1,118	66,246
BankUnited, Inc.	15,400	695,464
Banque Saudi Fransi (Saudi Arabia)	38,696	206,424
Barclays PLC (United Kingdom)	1,605,570	8,402,725
BayCom Corp.	13,100	389,398
BNP Paribas SA (France)	77,771	7,408,747
BOC Hong Kong Holdings Ltd. (China)	441,000	2,433,000
BOK Financial Corp.	435	55,706
CaixaBank SA (Spain)	509,369	6,106,142
California BanCorp	29,400	520,968
Canadian Imperial Bank of Commerce (Canada)	5,600	530,734
Canara Bank (India)	91,460	120,495
Capitec Bank Holdings Ltd. (South Africa)	646	158,718
Chiba Bank Ltd. (The) (Japan)	24,200	313,258
China Construction Bank Corp. (China) (Class H Stock)	1,121,000	1,209,799
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	26,000	12,228
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	88,200	90,279
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	146,000	126,427
Citigroup, Inc.	221,483	25,118,387
Citizens Financial Group, Inc.	8,793	527,316
Columbia Banking System, Inc.	5,537	151,880
Commerce Bancshares, Inc.	2,677	131,708
Commerzbank AG (Germany)	6,175	225,260
Commonwealth Bank of Australia (Australia)	91,201	10,680,259
Community West Bancshares	5,600	130,480
Credit Agricole SA (France)	199,835	3,729,790
Cullen/Frost Bankers, Inc.	1,219	167,101
Customers Bancorp, Inc.*(a)	7,900	548,339
Danske Bank A/S (Denmark)	77,110	3,800,180
DBS Group Holdings Ltd. (Singapore)	35,750	1,590,880
Dime Community Bancshares, Inc.	4,800	162,336
East West Bancorp, Inc.	34,413	3,673,932
Eastern Bankshares, Inc.	34,196	668,874
Emirates NBD Bank PJSC (United Arab Emirates)	6,268	47,223
Erste Group Bank AG (Austria)	3,882	419,354
Fifth Third Bancorp(a)	41,900	1,946,674
First Abu Dhabi Bank PJSC (United Arab Emirates)	5,541	26,291
First Bancorp	1,315	74,100
First Citizens BancShares, Inc. (Class A Stock)	185	348,662
First Hawaiian, Inc.	2,820	69,485
First Horizon Corp.	10,163	231,310
FNB Corp.	7,360	123,059
Fulton Financial Corp.(a)	57,000	1,159,380

A2

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Grupo Cibest SA (Colombia)	977	$22,579
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	60,700	672,126
Haci Omer Sabanci Holding A/S (Turkey)	398,085	805,354
Hana Financial Group, Inc. (South Korea)	2,973	216,722
Hancock Whitney Corp.(a)	27,600	1,755,084
HDFC Bank Ltd. (India)	11,192	87,668
Heritage Financial Corp.	16,464	428,064
Hilltop Holdings, Inc.	37,900	1,357,578
HSBC Holdings PLC (United Kingdom)	1,337,795	21,970,063
Huaxia Bank Co. Ltd. (China) (Class A Stock)	145,000	154,382
Huntington Bancshares, Inc.	41,404	647,973
ICICI Bank Ltd. (India)	1,965	25,225
Independent Bank Corp.	25,200	1,895,292
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	981,000	864,701
Industrial Bank Co. Ltd. (China) (Class A Stock)	15,900	43,520
Industrial Bank of Korea (South Korea)	10,373	149,834
ING Groep NV (Netherlands)	260,383	6,758,678
Intesa Sanpaolo SpA (Italy)	1,049,357	6,346,390
Japan Post Bank Co. Ltd. (Japan)	111,800	1,823,483
JPMorgan Chase & Co.	226,896	66,743,727
KB Financial Group, Inc. (South Korea)	1,703	167,184
KBC Group NV (Belgium)	19,480	2,384,196
KeyCorp	19,252	386,003
Krung Thai Bank PCL (Thailand)	113,800	121,699
Lloyds Banking Group PLC (United Kingdom)	5,330,139	6,606,360
M&T Bank Corp.(a)	54,902	11,349,341
Metropolitan Bank Holding Corp.	14,700	1,224,363
Mitsubishi UFJ Financial Group, Inc. (Japan)	531,800	9,005,467
Mizuho Financial Group, Inc. (Japan)	83,300	3,372,298
MVB Financial Corp.	14,000	347,620
National Australia Bank Ltd. (Australia)	122,143	3,533,068
NatWest Group PLC (United Kingdom)	1,005,987	7,452,298
Nedbank Group Ltd. (South Africa)	54,012	851,488
Nicolet Bankshares, Inc.(a)	11,004	1,635,415
Nordea Bank Abp (Finland)	306,478	5,277,295
NU Holdings Ltd. (Brazil) (Class A Stock)*	568,946	8,175,754
OTP Bank Nyrt (Hungary)	6,141	658,486
Oversea-Chinese Banking Corp. Ltd. (Singapore)	211,400	3,620,809
Ping An Bank Co. Ltd. (China) (Class A Stock)	99,900	161,316
Pinnacle Financial Partners, Inc.	3,053	262,985
PNC Financial Services Group, Inc. (The)	126,320	26,285,929
Popular, Inc. (Puerto Rico)	1,233	165,432
Prosperity Bancshares, Inc.(a)	1,895	127,306
Provident Financial Services, Inc.	77,600	1,642,016
Regions Financial Corp.	18,017	470,604
Renasant Corp.	5,358	193,585
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Resona Holdings, Inc. (Japan)	125,200	$1,428,250
Riyad Bank (Saudi Arabia)	13,943	110,448
Royal Bank of Canada (Canada)	1,100	177,822
Saudi Awwal Bank (Saudi Arabia)	11,830	118,237
Saudi National Bank (The) (Saudi Arabia)	16,403	185,171
Sberbank of Russia PJSC (Russia)*^	83,328	—
ServisFirst Bancshares, Inc.	7,300	531,659
Shanghai Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	85,200	112,760
Shinhan Financial Group Co. Ltd. (South Korea)	3,124	186,195
Simmons First National Corp. (Class A Stock)	33,400	649,630
Societe Generale SA (France)	61,335	4,478,492
SOUTHSTATE BANK Corp.	1,880	173,938
Standard Bank Group Ltd. (South Africa)	42,422	768,251
Standard Chartered PLC (United Kingdom)	199,503	4,157,613
State Bank of India (India)	14,964	156,062
Sumitomo Mitsui Financial Group, Inc. (Japan)	191,600	6,299,870
Swedbank AB (Sweden) (Class A Stock)(a)	73,470	2,504,117
Texas Capital Bancshares, Inc.*	16,800	1,593,984
Toronto-Dominion Bank (The) (Canada)	6,200	579,041
Truist Financial Corp.	393,475	18,088,046
TS Financial Holding Co. Ltd. (Taiwan)	125,000	91,942
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	2,515,315	745,933
U.S. Bancorp	181,929	9,462,127
UniCredit SpA (Italy)	134,460	9,646,672
United Community Banks, Inc.	25,600	806,144
Unity Bancorp, Inc.	2,900	150,307
Washington Trust Bancorp, Inc.	17,700	592,242
Webster Financial Corp.	3,374	234,223
Wells Fargo & Co.	244,053	19,429,059
Western Alliance Bancorp	1,764	124,979
Westpac Banking Corp. (Australia)	106,565	2,944,953
Wintrust Financial Corp.(a)	20,326	2,824,094
Woori Financial Group, Inc. (South Korea)	4,773	104,633
Yapi ve Kredi Bankasi A/S (Turkey)*	665,760	498,647
Yokohama Financial Group, Inc. (Japan)	25,000	223,155
Zions Bancorp NA	15,590	898,296
		440,362,782
Beverages — 0.4%
Ambev SA (Brazil)	10,200	30,030
Anheuser-Busch InBev SA/NV (Belgium)	76,637	5,302,215
Asahi Group Holdings Ltd. (Japan)	348,600	3,480,642
Boston Beer Co., Inc. (The) (Class A Stock)*	103	23,731
Brown-Forman Corp. (Class A Stock)	750	20,092

A3

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Brown-Forman Corp. (Class B Stock)	3,066	$81,065
Carlsberg A/S (Denmark) (Class B Stock)	7,845	979,437
Celsius Holdings, Inc.*	5,699	202,200
Coca-Cola Co. (The)	143,297	10,897,737
Coca-Cola Consolidated, Inc.	1,020	195,575
Coca-Cola HBC AG (Italy)*	32,884	1,852,330
Constellation Brands, Inc. (Class A Stock)	2,914	437,100
Diageo PLC (United Kingdom)	45,003	836,930
Heineken Holding NV (Netherlands)	33,400	2,376,953
Heineken NV (Netherlands)	4,794	368,746
Keurig Dr. Pepper, Inc.(a)	68,114	1,793,442
Kirin Holdings Co. Ltd. (Japan)	257,700	4,099,024
MGP Ingredients, Inc.	4,400	80,916
Molson Coors Beverage Co. (Class B Stock)	3,377	145,414
Monster Beverage Corp.*	103,000	7,463,380
PepsiCo, Inc.	92,362	14,342,895
Primo Brands Corp.	4,485	84,453
Vita Coco Co., Inc. (The)*	5,800	277,878
		55,372,185
Biotechnology — 1.1%
3SBio, Inc. (China), 144A*	12,000	35,376
AbbVie, Inc.	151,670	32,986,708
ACADIA Pharmaceuticals, Inc.*	38,100	848,106
Alkermes PLC*(a)	33,000	1,166,880
Amgen, Inc.	44,330	15,597,510
AnaptysBio, Inc.*	10,500	582,330
Apogee Therapeutics, Inc.*(a)	11,800	993,206
Arcutis Biotherapeutics, Inc.*	53,297	1,255,677
Ardelyx, Inc.*	31,300	187,487
Argenx SE (Netherlands)*	1,959	1,421,723
Argenx SE (Netherlands), ADR*	3,927	2,867,692
Arrowhead Pharmaceuticals, Inc.*	5,800	363,660
Aurinia Pharmaceuticals, Inc. (Canada)*	54,000	800,280
Biogen, Inc.*	18,785	3,443,854
BioMarin Pharmaceutical, Inc.*	3,914	221,102
Bridgebio Pharma, Inc.*(a)	17,500	1,299,550
Capricor Therapeutics, Inc.*	6,400	194,560
Caris Life Sciences, Inc.*	265	4,738
Catalyst Pharmaceuticals, Inc.*	15,500	383,780
Celcuity, Inc.*	8,300	947,362
CG oncology, Inc.*	1,898	128,457
Cogent Biosciences, Inc.*	28,900	1,112,361
Compass Therapeutics, Inc.*(a)	90,200	477,158
CRISPR Therapeutics AG (Switzerland)*(a)	1,800	85,626
CSL Ltd. (Australia)	46,830	4,599,594
Cullinan Therapeutics, Inc.*	22,400	318,304
Cytokinetics, Inc.*	4,300	283,413
Dianthus Therapeutics, Inc.*	2,600	218,192
Emergent BioSolutions, Inc.*	61,800	512,940
Erasca, Inc.*	56,100	907,698
Exelixis, Inc.*	28,580	1,225,796
Genmab A/S (Denmark)*	2,350	632,906
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.	121,623	$16,950,598
Immunovant, Inc.*	12,555	311,866
Incyte Corp.*	42,349	3,985,888
Innovent Biologics, Inc. (China), 144A*	57,998	637,953
Insmed, Inc.*	200	32,704
Ionis Pharmaceuticals, Inc.*	322	24,179
Ironwood Pharmaceuticals, Inc.*	40,000	140,400
Kodiak Sciences, Inc.*	17,800	678,536
Krystal Biotech, Inc.*	800	206,656
Kura Oncology, Inc.*	15,600	126,828
Madrigal Pharmaceuticals, Inc.*(a)	1,000	523,470
MiMedx Group, Inc.*	94,300	372,485
Mineralys Therapeutics, Inc.*	14,700	398,223
Mirum Pharmaceuticals, Inc.*	2,900	267,902
Moderna, Inc.*(a)	7,354	373,583
Monte Rosa Therapeutics, Inc.*	4,700	77,315
Myriad Genetics, Inc.*	59,200	266,400
Neurocrine Biosciences, Inc.*	22,870	3,012,894
Newamsterdam Pharma Co. NV (Netherlands)*(a)	4,998	159,986
Nurix Therapeutics, Inc.*	10,200	158,100
Olema Pharmaceuticals, Inc.*(a)	27,100	404,061
Organogenesis Holdings, Inc.*	49,700	117,789
ORIC Pharmaceuticals, Inc.*	10,800	136,836
Palvella Therapeutics, Inc.*	635	79,153
Praxis Precision Medicines, Inc.*	3,300	1,063,227
Precigen, Inc.*	35,000	135,450
Protagonist Therapeutics, Inc.*(a)	11,035	1,163,089
PTC Therapeutics, Inc.*	14,600	994,698
Puma Biotechnology, Inc.*	15,400	98,406
Regeneron Pharmaceuticals, Inc.	13,471	10,408,233
Revolution Medicines, Inc.*	3,570	347,183
Rhythm Pharmaceuticals, Inc.*	4,800	417,456
Rigel Pharmaceuticals, Inc.*	15,100	408,304
Roivant Sciences Ltd.*	8,236	228,137
Scholar Rock Holding Corp.*	9,657	474,738
Soleno Therapeutics, Inc.*	3,900	130,572
Spyre Therapeutics, Inc.*(a)	8,800	443,872
Swedish Orphan Biovitrum AB (Sweden)*	25,545	1,070,603
Travere Therapeutics, Inc.*	24,100	716,011
United Therapeutics Corp.*	3,369	1,997,750
Vaxcyte, Inc.*	7,850	456,163
Vera Therapeutics, Inc.*	3,800	152,874
Veracyte, Inc.*	16,000	515,360
Vertex Pharmaceuticals, Inc.*	19,222	8,583,392
Viking Therapeutics, Inc.*	1,680	54,667
		135,408,016
Broadline Retail — 1.7%
Alibaba Group Holding Ltd. (China)	79,686	1,249,037
Alibaba Group Holding Ltd. (China), ADR	18,440	2,313,482
Amazon.com, Inc.*	865,905	180,342,034
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	800	107,587
Dillard’s, Inc. (Class A Stock)	40	22,884
eBay, Inc.	25,747	2,343,492

A4

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Broadline Retail (cont’d.)
Etsy, Inc.*	969	$48,431
JD.com, Inc. (China), ADR	3,500	103,495
Kohl’s Corp.(a)	95,200	1,228,080
Macy’s, Inc.	414,845	7,504,546
MercadoLibre, Inc. (Brazil)*	2,621	4,531,761
Naspers Ltd. (South Africa) (Class N Stock)	427	22,087
Next PLC (United Kingdom)	14,503	2,450,266
Ollie’s Bargain Outlet Holdings, Inc.*	1,265	116,431
PDD Holdings, Inc. (China), ADR*	600	61,308
Prosus NV (China)*	72,134	3,339,485
Ryohin Keikaku Co. Ltd. (Japan)	26,000	554,830
Sea Ltd. (Singapore), ADR*	8,800	728,728
Vipshop Holdings Ltd. (China), ADR	35,600	559,632
Wesfarmers Ltd. (Australia)	9,347	477,220
		208,104,816
Building Products — 0.3%
A.O. Smith Corp.	2,346	154,695
Advanced Drainage Systems, Inc.	1,400	191,982
AGC, Inc. (Japan)	49,200	1,743,034
Allegion PLC	1,762	256,001
Armstrong World Industries, Inc.	629	103,659
Assa Abloy AB (Sweden) (Class B Stock)	31,311	1,131,827
Belimo Holding AG (Switzerland)	526	427,190
Builders FirstSource, Inc.*	2,231	183,678
Bunka Shutter Co. Ltd. (Japan)	57,000	695,156
Carlisle Cos., Inc.	748	249,548
Carrier Global Corp.(a)	16,065	904,620
Cie de Saint-Gobain SA (France)	19,823	1,641,234
Daikin Industries Ltd. (Japan)	3,000	359,841
Fortune Brands Innovations, Inc.	2,504	97,581
Geberit AG (Switzerland)	992	669,630
Gibraltar Industries, Inc.*	3,000	119,610
Hayward Holdings, Inc.*	27,437	367,107
Janus International Group, Inc.*	38,200	196,730
Johnson Controls International PLC	154,649	20,251,286
Masco Corp.	4,269	257,719
Modine Manufacturing Co.*(a)	4,600	996,866
Owens Corning	12,408	1,342,794
Resideo Technologies, Inc.*	5,900	198,889
ROCKWOOL A/S (Denmark) (Class B Stock)	17,510	486,336
Simpson Manufacturing Co., Inc.	780	133,864
Trex Co., Inc.*	1,850	67,377
		33,228,254
Capital Markets — 1.7%
3i Group PLC (United Kingdom)	47,322	1,542,272
Acadian Asset Management, Inc.	9,406	511,875
Affiliated Managers Group, Inc.(a)	4,769	1,319,582
Ameriprise Financial, Inc.	150	66,660
Amundi SA (France), 144A	38,840	3,337,824
Artisan Partners Asset Management, Inc. (Class A Stock)	23,600	858,804
B3 SA - Brasil Bolsa Balcao (Brazil)	41,800	148,483
Banco BTG Pactual SA (Brazil), UTS	177,270	1,935,995
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Bank of New York Mellon Corp. (The)	173,213	$20,548,258
BGC Group, Inc. (Class A Stock)	151,000	1,476,780
Blackrock, Inc.	9,617	9,248,765
Brookfield Asset Management Ltd. (Canada) (Class A Stock)	4,970	220,917
BSE Ltd. (India)	17,849	513,870
Bullish (Cayman Islands)*(a)	220	7,861
Carlyle Group, Inc. (The)	5,316	257,241
Cboe Global Markets, Inc.	2,144	602,614
Charles Schwab Corp. (The)	219,782	20,655,112
CME Group, Inc.	7,349	2,170,527
Coinbase Global, Inc. (Class A Stock)*	4,112	717,996
Daiwa Securities Group, Inc. (Japan)	74,100	702,126
Deutsche Bank AG (Germany)	191,070	5,686,260
Deutsche Boerse AG (Germany)	6,480	1,898,286
Donnelley Financial Solutions, Inc.*	2,800	131,992
Evercore, Inc. (Class A Stock)	758	226,271
FactSet Research Systems, Inc.	690	149,723
Franklin Resources, Inc.	6,274	148,192
Futu Holdings Ltd. (Hong Kong), ADR*	19,557	2,674,615
Goldman Sachs Group, Inc. (The)	35,331	29,889,673
Hamilton Lane, Inc. (Class A Stock)	180	17,892
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	36,640	1,848,415
Houlihan Lokey, Inc.	19,426	2,789,962
Huatai Securities Co. Ltd. (China) (Class A Stock)	543,000	1,420,654
Interactive Brokers Group, Inc. (Class A Stock)	8,314	557,620
Intercontinental Exchange, Inc.	39,557	6,221,525
Invesco Ltd.	7,508	182,369
Janus Henderson Group PLC	2,576	132,329
Japan Exchange Group, Inc. (Japan)	117,800	1,375,666
Jefferies Financial Group, Inc.	2,397	98,924
Julius Baer Group Ltd. (Switzerland)	5,610	412,638
KKR & Co., Inc.	10,415	963,388
Korea Investment Holdings Co. Ltd. (South Korea)	4,045	564,329
Lazard, Inc.	1,212	51,486
London Stock Exchange Group PLC (United Kingdom)	24,896	2,939,913
Macquarie Group Ltd. (Australia)	13,943	1,980,698
Marex Group PLC (United Kingdom)	9,596	427,790
MarketAxess Holdings, Inc.	750	123,735
Mirae Asset Securities Co. Ltd. (South Korea)	6,876	291,407
Moelis & Co. (Class A Stock)	3,935	224,295
Moody’s Corp.	3,200	1,396,000
Morgan Stanley	156,292	25,720,974
Morningstar, Inc.	80	13,524
MSCI, Inc.	9,155	4,934,637
Multi Commodity Exchange of India Ltd. (India)	768	19,625
Nasdaq, Inc.	20,870	1,771,654
NH Investment & Securities Co. Ltd. (South Korea)	414	8,422
Nomura Holdings, Inc. (Japan)	365,200	2,875,599
Northern Trust Corp.	78,251	10,921,492

A5

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Piper Sandler Cos.	30,400	$2,327,120
Raymond James Financial, Inc.	24,054	3,482,779
Robinhood Markets, Inc. (Class A Stock)*	13,279	920,235
S&P Global, Inc.	21,793	9,269,435
Samsung Securities Co. Ltd. (South Korea)	117	7,396
SBI Holdings, Inc. (Japan)	37,800	699,918
SEI Investments Co.	2,110	165,572
Singapore Exchange Ltd. (Singapore)	235,700	3,595,636
State Street Corp.	5,698	721,139
Stifel Financial Corp.	3,051	225,530
T. Rowe Price Group, Inc.(a)	31,437	2,833,731
TPG, Inc.	285	11,545
Tradeweb Markets, Inc. (Class A Stock)	2,093	246,262
UBS Group AG (Switzerland)	246,490	9,611,482
Virtu Financial, Inc. (Class A Stock)	9,060	398,459
Virtus Investment Partners, Inc.	9,200	1,236,020
XP, Inc. (Brazil) (Class A Stock)	84,307	1,605,205
		215,293,000
Chemicals — 0.6%
Air Liquide SA (France)	20,657	4,269,771
Air Products & Chemicals, Inc.	4,542	1,319,406
Albemarle Corp.	2,404	431,590
Asahi Kasei Corp. (Japan)	80,700	789,607
Ashland, Inc.	1,094	60,837
Avient Corp.	31,700	1,150,710
Axalta Coating Systems Ltd.*	4,406	122,046
Celanese Corp.	1,989	130,817
CF Industries Holdings, Inc.	3,313	430,160
Corteva, Inc.(a)	84,197	7,048,131
Dow, Inc.	62,229	2,591,838
DuPont de Nemours, Inc.(a)	100,978	4,624,792
Eastman Chemical Co.	2,369	180,802
Ecolab, Inc.	3,853	1,024,975
Element Solutions, Inc.	134,297	4,584,900
EMS-Chemie Holding AG (Switzerland)	700	550,403
FMC Corp.	2,847	49,025
Fufeng Group Ltd. (China)	14,000	12,499
Ganfeng Lithium Group Co. Ltd. (China) (Class H Stock), 144A	2,600	24,655
Givaudan SA (Switzerland)	75	253,613
Huntsman Corp.	4,050	53,906
Ingevity Corp.*	15,000	1,068,450
International Flavors & Fragrances, Inc.	5,256	381,323
Linde PLC	35,222	17,461,659
LyondellBasell Industries NV (Class A Stock)	5,264	424,068
Mativ Holdings, Inc.	66,200	575,940
Mitsubishi Chemical Group Corp. (Japan)	421,200	2,462,389
Mosaic Co. (The)	6,511	166,030
NewMarket Corp.	115	73,709
Ningxia Baofeng Energy Group Co. Ltd. (China) (Class A Stock)	14,900	62,865
Nippon Paint Holdings Co. Ltd. (Japan)	90,000	564,349
Nitto Denko Corp. (Japan)	39,600	792,167
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Olin Corp.	2,722	$80,925
Perimeter Solutions, Inc.*	8,100	197,802
PhosAgro PJSC (Russia)*^	14,357	—
PhosAgro PJSC (Russia), GDR*^	276	—
PhosAgro PJSC (Russia), GDR*^	3	—
PPG Industries, Inc.	4,603	491,969
Qinghai Salt Lake Industry Co. Ltd. (China) (Class A Stock)*	21,300	116,379
RPM International, Inc.	2,561	254,563
SABIC Agri-Nutrients Co. (Saudi Arabia)	3,155	121,163
Sasol Ltd. (South Africa)*	106,810	1,408,844
Scotts Miracle-Gro Co. (The)	810	49,256
Shanghai Putailai New Energy Technology Group Co. Ltd. (China) (Class A Stock)	4,300	20,272
Sherwin-Williams Co. (The)	23,245	7,451,185
Shin-Etsu Chemical Co. Ltd. (Japan)	34,800	1,417,015
Sika AG (Switzerland)	3,400	562,762
Solstice Advanced Materials, Inc.	3,271	249,119
Westlake Corp.	704	82,241
Yara International ASA (Brazil)	101,348	5,924,239
		72,165,166
Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	13,500	520,020
ACCO Brands Corp.	149,600	448,800
Brambles Ltd. (Australia)	150,611	2,363,731
Clean Harbors, Inc.*	1,041	298,486
Copart, Inc.*	1,165	38,678
Dai Nippon Printing Co. Ltd. (Japan)	201,600	3,673,151
Deluxe Corp.	87,400	2,406,996
HNI Corp.	23,100	771,309
Liquidity Services, Inc.*	23,000	703,110
MillerKnoll, Inc.	7,000	101,220
MSA Safety, Inc.	763	125,094
RB Global, Inc. (Canada)(a)	21,965	2,105,345
Republic Services, Inc.	4,145	907,838
Securitas AB (Sweden) (Class B Stock)	67,954	1,138,089
Tetra Tech, Inc.	4,420	133,130
TOPPAN Holdings, Inc. (Japan)	71,300	1,880,515
Veralto Corp.	63,157	5,584,342
		23,199,854
Communications Equipment — 0.5%
Accton Technology Corp. (Taiwan)	17,000	838,732
Applied Optoelectronics, Inc.*	2,000	169,180
Arista Networks, Inc.*	70,304	8,631,925
Calix, Inc.*	2,700	132,273
Ciena Corp.*	37,084	14,397,121
Cisco Systems, Inc.	360,845	27,997,964
F5, Inc.*	1,181	341,699
Lumentum Holdings, Inc.*(a)	5,630	3,956,539
Motorola Solutions, Inc.	1,972	855,789
Nokia OYJ (Finland)	128,192	1,028,359
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	450,915	5,140,537
Viasat, Inc.*	4,600	210,680

A6

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Viavi Solutions, Inc.*	126,300	$4,203,264
Vistance Networks, Inc.*	33,700	613,340
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. (China) (Class H Stock), 144A	1,500	36,247
		68,553,649
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	22,004	2,683,506
AECOM	38,223	3,242,075
API Group Corp.*	7,567	306,615
Arcosa, Inc.	22,800	2,419,992
Argan, Inc.	413	224,940
China Communications Services Corp. Ltd. (China) (Class H Stock)	1,548,000	835,356
China Railway Group Ltd. (China) (Class H Stock)	408,000	211,879
Comfort Systems USA, Inc.	1,600	2,206,384
Dycom Industries, Inc.*	2,400	813,168
Eiffage SA (France)	8,955	1,373,407
EMCOR Group, Inc.	589	434,865
Everus Construction Group, Inc.*	1,049	123,845
Fluor Corp.*	25,500	1,189,575
Great Lakes Dredge & Dock Corp.*	1,865	31,705
HOCHTIEF AG (Germany)	6,510	2,961,213
IES Holdings, Inc.*(a)	3,300	1,572,351
MasTec, Inc.*	1,006	323,670
MYR Group, Inc.*	5,300	1,496,296
NWPX Infrastructure, Inc.*	10,200	794,172
Obayashi Corp. (Japan)	88,600	2,145,933
Primoris Services Corp.	800	114,432
Quanta Services, Inc.	681	373,883
Shimizu Corp. (Japan)	50,600	907,820
Sterling Infrastructure, Inc.*(a)	1,900	773,813
Taisei Corp. (Japan)	8,600	890,975
Tutor Perini Corp.	49,500	3,820,905
Valmont Industries, Inc.	399	159,428
Vinci SA (France)	38,199	5,733,642
WillScot Holdings Corp.(a)	3,097	53,764
		38,219,609
Construction Materials — 0.1%
Cemex SAB de CV (Mexico), UTS	98,600	112,887
China Jushi Co. Ltd. (China) (Class A Stock)	42,000	150,574
China National Building Material Co. Ltd. (China) (Class H Stock)	1,170,000	717,764
CRH PLC	26,765	2,813,537
Eagle Materials, Inc.	531	100,598
Heidelberg Materials AG (Germany)	2,012	424,605
Holcim AG*	36,274	2,998,480
James Hardie Industries PLC*	1,106	20,948
Malayan Cement Bhd (Malaysia)	12,900	19,275
Martin Marietta Materials, Inc.	1,224	720,544
Vulcan Materials Co.	2,705	736,571
		8,815,783
	Shares	Value
Common Stocks (continued)
Consumer Finance — 0.2%
Ally Financial, Inc.	135,920	$5,332,141
American Express Co.	7,414	2,242,587
Bread Financial Holdings, Inc.	18,400	1,377,976
Capital One Financial Corp.	32,827	5,988,630
Credit Acceptance Corp.*	49	20,749
Dave, Inc.*	700	121,863
Enova International, Inc.*	13,700	1,860,871
Figure Technology Solutions, Inc. (Class A Stock)*	255	8,657
LendingClub Corp.*	8,100	115,992
LendingTree, Inc.*	4,970	213,114
Muthoot Finance Ltd. (India)	1,391	46,712
OneMain Holdings, Inc.	2,467	131,960
PROG Holdings, Inc.	15,200	436,088
Qfin Holdings, Inc. (China), ADR	3,400	43,894
Shriram Finance Ltd. (India)	3,360	31,261
SLM Corp.	3,653	78,211
SoFi Technologies, Inc.*	21,801	346,200
Synchrony Financial(a)	115,677	7,868,349
		26,265,255
Consumer Staples Distribution & Retail — 1.1%
Albertson’s Cos., Inc. (Class A Stock)	8,182	139,421
BJ’s Wholesale Club Holdings, Inc.*	2,294	225,776
Carrefour SA (France)	96,396	1,784,854
Casey’s General Stores, Inc.	643	468,014
Costco Wholesale Corp.	42,938	42,784,711
Dollar General Corp.(a)	50,790	6,030,297
Dollar Tree, Inc.*(a)	25,542	2,797,104
Empire Co. Ltd. (Canada)	15,900	569,547
George Weston Ltd. (Canada)	12,600	890,179
J Sainsbury PLC (United Kingdom)	122,640	552,145
Jeronimo Martins SGPS SA (Portugal)	68,139	1,629,296
Koninklijke Ahold Delhaize NV (Netherlands)	113,871	5,302,881
Kroger Co. (The)	46,882	3,392,382
Loblaw Cos. Ltd. (Canada)	11,800	537,960
Magnit PJSC (Russia)*^	5,159	—
Maplebear, Inc.*	3,571	133,770
Performance Food Group Co.*	5,270	451,428
PriceSmart, Inc.	3,600	541,800
Sysco Corp.	104,420	7,448,279
Target Corp.	19,995	2,423,394
Tesco PLC (United Kingdom)	321,041	2,017,753
United Natural Foods, Inc.*	5,565	250,759
US Foods Holding Corp.*	4,600	424,166
Walmart, Inc.	444,312	55,219,095
Woolworths Group Ltd. (Australia)	79,576	2,009,472
		138,024,483
Containers & Packaging — 0.1%
Amcor PLC(a)	9,453	375,757
AptarGroup, Inc.	1,341	168,993
Avery Dennison Corp.	1,540	265,927
Ball Corp.	5,586	330,188
Crown Holdings, Inc.	19,630	1,967,907
Graphic Packaging Holding Co.(a)	6,627	65,872
International Paper Co.	10,851	387,381

A7

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Containers & Packaging (cont’d.)
Klabin SA (Brazil), UTS	217,419	$823,530
Myers Industries, Inc.	3,800	80,484
Packaging Corp. of America	1,809	383,906
Sealed Air Corp.	2,900	121,945
Silgan Holdings, Inc.	2,031	78,803
Smurfit Westrock PLC	33,781	1,346,173
Sonoco Products Co.	2,046	110,668
		6,507,534
Distributors — 0.0%
Genuine Parts Co.	2,846	300,965
GigaCloud Technology, Inc. (Class A Stock)*	1,800	81,684
Gold.com, Inc.	6,300	252,504
LKQ Corp.(a)	70,404	2,067,765
Pool Corp.	490	99,142
		2,802,060
Diversified Consumer Services — 0.2%
ADT, Inc.	1,267,359	8,326,549
Bright Horizons Family Solutions, Inc.*	1,126	92,478
Covista, Inc.*	14,000	1,613,500
Frontdoor, Inc.*(a)	37,827	1,999,535
Grand Canyon Education, Inc.*	408	69,372
H&R Block, Inc.	2,438	77,382
Laureate Education, Inc.*	126,700	4,414,228
Liberty Live Holdings, Inc. (Class A Stock)*	495	45,362
Liberty Live Holdings, Inc. (Class C Stock)*	943	88,746
Pearson PLC (United Kingdom)	72,774	959,443
Perdoceo Education Corp.	67,500	2,511,675
Service Corp. International	2,809	231,771
TAL Education Group (China), ADR*	3,000	34,110
		20,464,151
Diversified REITs — 0.0%
Activia Properties, Inc. (Japan)	1	886
British Land Co. PLC (The) (United Kingdom)	55,510	262,582
CapitaLand Integrated Commercial Trust (Singapore)	86,841	155,728
Covivio SA (France)	29,638	1,771,269
Essential Properties Realty Trust, Inc.	18,888	573,440
GPT Group (The) (Australia)	248,495	785,998
Stockland (Australia)	704,242	2,114,014
WP Carey, Inc.	4,451	302,490
		5,966,407
Diversified Telecommunication Services — 0.7%
AST SpaceMobile, Inc.*	160	13,259
AT&T, Inc.	699,354	20,274,272
BCE, Inc. (Canada)	24,000	605,564
Comcast Corp. (Class A Stock)	449,905	12,916,773
Deutsche Telekom AG (Germany)	258,050	9,631,269
Elisa OYJ (Finland)	27,500	1,339,537
GCI Liberty, Inc. (Class A Stock)*	71	2,616
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
GCI Liberty, Inc. (Class C Stock)*	406	$15,107
Globalstar, Inc.*	8,300	551,286
Hellenic Telecommunications Organization SA (Greece)	28,680	541,004
Iridium Communications, Inc.	2,015	55,896
Koninklijke KPN NV (Netherlands)	292,774	1,631,813
LG Uplus Corp. (South Korea)	13,251	137,806
Liberty Global Ltd. (Belgium) (Class A Stock)*	2,730	33,006
Liberty Global Ltd. (Belgium) (Class C Stock)*	2,480	29,090
Lumen Technologies, Inc.*	75,900	527,505
NTT, Inc. (Japan)	510,400	510,638
Ooredoo QPSC (Qatar)	50,139	171,021
Singapore Telecommunications Ltd. (Singapore)	480,000	1,848,204
Swisscom AG (Switzerland)	551	462,379
Telia Co. AB (Sweden)	313,274	1,604,989
Telkom SA SOC Ltd. (South Africa)	3,500	12,162
Telstra Group Ltd. (Australia)	969,729	3,579,861
Verizon Communications, Inc.	519,516	26,079,703
		82,574,760
Electric Utilities — 0.9%
Acciona SA (Spain)	2,540	667,925
Alliant Energy Corp.	23,560	1,690,666
American Electric Power Co., Inc.	104,139	13,650,540
Axia Energia (Brazil)	13,124	148,270
Chubu Electric Power Co., Inc. (Japan)	103,400	1,704,747
Constellation Energy Corp.	57,597	16,083,962
CPFL Energia SA (Brazil)	7,800	73,319
Duke Energy Corp.(a)	15,901	2,082,077
Edison International	7,811	571,609
Elia Group SA/NV (Belgium)	12,538	1,925,826
Endesa SA (Spain)	39,400	1,643,101
Enel Chile SA (Chile)	6,816,960	527,052
Enel SpA (Italy)	1,296,208	14,171,222
Entergy Corp.	9,132	1,026,072
Evergy, Inc.	4,726	387,154
Eversource Energy	7,611	527,290
Exelon Corp.	20,684	1,013,930
FirstEnergy Corp.(a)	68,642	3,477,404
Iberdrola SA (Spain)	308,768	7,068,986
IDACORP, Inc.(a)	7,089	1,013,514
Inter RAO UES PJSC (Russia)*^	2,620,300	3
Kansai Electric Power Co., Inc. (The) (Japan)	104,100	1,730,775
Korea Electric Power Corp. (South Korea)	1,380	39,234
NextEra Energy, Inc.	149,181	13,855,931
NRG Energy, Inc.	33,585	4,908,112
OGE Energy Corp.	4,143	198,698
Origin Energy Ltd. (Australia)	129,785	1,116,821
PG&E Corp.	512,679	9,007,770
PGE Polska Grupa Energetyczna SA (Poland)*	227,328	649,294
Pinnacle West Capital Corp.	2,449	246,737
Portland General Electric Co.	21,700	1,145,109

A8

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Power Assets Holdings Ltd. (Hong Kong)	75,000	$585,148
PPL Corp.	15,167	579,379
Southern Co. (The)	131,420	12,684,658
Terna - Rete Elettrica Nazionale (Italy)	55,262	632,054
Xcel Energy, Inc.	12,109	961,939
		117,796,328
Electrical Equipment — 1.0%
ABB Ltd. (Switzerland)	142,920	11,620,535
Acuity, Inc.	632	177,099
Allient, Inc.	7,861	464,506
AMETEK, Inc.	49,405	10,590,456
Atkore, Inc.	10,300	606,773
Bloom Energy Corp. (Class A Stock)*	19,300	2,614,957
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	8,735	518,358
Contemporary Amperex Technology Co. Ltd. (China) (Class H Stock)	700	55,796
Dongfang Electric Corp. Ltd. (China) (Class H Stock)	129,413	570,181
Doosan Enerbility Co. Ltd. (South Korea)*	14,590	916,806
Eaton Corp. PLC	8,005	2,863,148
Emerson Electric Co.	11,520	1,509,350
Fuji Electric Co. Ltd. (Japan)	15,294	1,071,376
Fujikura Ltd. (Japan)	127,800	3,514,760
GE Vernova T&D India Ltd. (India)	1,152	44,574
GE Vernova, Inc.	21,357	18,642,525
Generac Holdings, Inc.*	10,747	2,099,211
Harbin Electric Co. Ltd. (China) (Class H Stock)	16,000	43,213
HD Hyundai Electric Co. Ltd. (South Korea)	3,305	1,872,904
Hubbell, Inc.	1,096	537,851
Legrand SA (France)	20,488	3,182,905
LS Electric Co. Ltd. (South Korea)	38	18,994
Mitsubishi Electric Corp. (Japan)	217,800	7,123,605
Nextpower, Inc. (Class A Stock)*(a)	9,300	1,121,115
NIDEC Corp. (Japan)	45,000	571,420
nVent Electric PLC	76,865	9,091,592
Polycab India Ltd. (India)	728	53,270
Prysmian SpA (Italy)	7,680	906,940
Regal Rexnord Corp.	4,404	824,693
Rockwell Automation, Inc.	21,015	7,541,863
Schneider Electric SE	32,548	8,865,476
Sensata Technologies Holding PLC	17,713	623,852
Siemens Energy AG (Germany)	88,536	15,267,995
Vertiv Holdings Co. (Class A Stock)	9,900	2,480,742
Vestas Wind Systems A/S (Denmark)	58,421	1,762,617
Vicor Corp.*	6,500	1,046,500
		120,817,958
Electronic Equipment, Instruments & Components — 0.7%
Advanced Energy Industries, Inc.(a)	3,900	1,258,569
Amphenol Corp. (Class A Stock)	150,709	19,042,082
Arlo Technologies, Inc.*	21,000	298,830
Arrow Electronics, Inc.*	1,059	151,871
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Avnet, Inc.	55,380	$3,412,516
Belden, Inc.	14,900	1,710,967
CDW Corp.	11,780	1,425,616
Chroma ATE, Inc. (Taiwan)	6,000	287,907
Cognex Corp.	17,860	874,961
Coherent Corp.*	7,933	1,889,720
Corning, Inc.	31,122	4,231,658
Crane NXT Co.	1,211	49,155
Daktronics, Inc.*	24,800	484,840
Delta Electronics Thailand PCL (Thailand)	2,200	17,868
Delta Electronics, Inc. (Taiwan)	79,760	3,596,408
Elite Material Co. Ltd. (Taiwan)	26,652	2,274,654
ePlus, Inc.	17,800	1,339,450
Fabrinet (Thailand)*(a)	1,400	730,128
Flex Ltd.*	7,635	499,787
Gold Circuit Electronics Ltd. (Taiwan)	2,000	56,396
Halma PLC (United Kingdom)	73,404	3,745,862
Hon Hai Precision Industry Co. Ltd. (Taiwan)	116,000	709,081
Innolux Corp. (Taiwan)	225,000	172,679
IPG Photonics Corp.*	1,218	139,571
Jabil, Inc.	753	200,019
Keyence Corp. (Japan)	4,500	1,601,583
Keysight Technologies, Inc.*	46,319	13,079,096
Kimball Electronics, Inc.*	4,400	104,236
Knowles Corp.*	9,000	231,120
Kyocera Corp. (Japan)	179,200	2,747,771
Lens Technology Co. Ltd. (China) (Class A Stock)	63,528	264,935
Littelfuse, Inc.	2,605	884,007
Methode Electronics, Inc.	17,000	93,840
Murata Manufacturing Co. Ltd. (Japan)	84,400	1,893,702
Napco Security Technologies, Inc.	60,000	2,363,400
nLight, Inc.*	4,700	267,994
Plexus Corp.*	900	182,286
Ralliant Corp.	1,989	82,723
Samsung Electro-Mechanics Co. Ltd. (South Korea)	344	98,559
Sanmina Corp.*(a)	7,700	998,228
ScanSource, Inc.*	7,500	272,250
TD SYNNEX Corp.	3,062	516,590
TDK Corp. (Japan)	37,900	492,331
TE Connectivity PLC (Switzerland)	6,500	1,358,630
Teledyne Technologies, Inc.*	3,282	1,985,643
TTM Technologies, Inc.*	29,249	2,849,438
Unimicron Technology Corp. (Taiwan)	4,000	58,530
Vontier Corp.	3,000	106,410
Yageo Corp. (Taiwan)	1,000	7,902
Zebra Technologies Corp. (Class A Stock)*	2,026	423,596
Zhen Ding Technology Holding Ltd. (Taiwan)	86,000	574,726
		82,140,121
Energy Equipment & Services — 0.2%
Baker Hughes Co.	20,283	1,238,277
Cactus, Inc. (Class A Stock)	7,143	338,364

A9

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
DMC Global, Inc.*	49,200	$256,332
Expro Group Holdings NV*	23,542	409,866
Forum Energy Technologies, Inc.*	1,400	82,124
Halliburton Co.	17,194	670,394
Helix Energy Solutions Group, Inc.*	39,500	390,655
Helmerich & Payne, Inc.	4,400	158,532
Liberty Energy, Inc.	36,800	1,059,840
Nabors Industries Ltd.*	10,100	869,206
National Energy Services Reunited Corp.*	22,200	476,634
Natural Gas Services Group, Inc.	25,300	954,822
NOV, Inc.	7,505	141,169
ProPetro Holding Corp.*	116,600	1,680,206
SLB Ltd.(a)	28,247	1,451,613
Solaris Energy Infrastructure, Inc.	3,907	220,785
TechnipFMC PLC (United Kingdom)	70,898	4,901,179
Tenaris SA	96,086	2,808,816
TETRA Technologies, Inc.*	39,700	338,244
Tidewater, Inc.*	2,700	225,585
Transocean Ltd.*(a)	79,900	529,737
Weatherford International PLC	91,365	8,641,302
Yantai Jereh Oilfield Services Group Co. Ltd. (China) (Class A Stock)	1,200	17,178
		27,860,860
Entertainment — 0.8%
37 Interactive Entertainment Network Technology Group Co. Ltd. (China) (Class A Stock)	25,600	80,777
Electronic Arts, Inc.	5,138	1,047,484
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	380	29,670
Liberty Media Corp.-Liberty Formula One (Class C Stock)*(a)	2,974	252,850
Madison Square Garden Entertainment Corp.*	4,300	253,313
Madison Square Garden Sports Corp.*	335	107,669
NetEase, Inc. (China)	22,600	504,993
NetEase, Inc. (China), ADR	1,300	145,522
Netflix, Inc.*	360,858	34,696,497
Nintendo Co. Ltd. (Japan)	58,921	3,363,543
Roku, Inc.*	10,712	1,013,569
Spotify Technology SA*	34,685	16,819,103
Take-Two Interactive Software, Inc.*	5,660	1,117,850
TKO Group Holdings, Inc.	810	163,337
Walt Disney Co. (The)	359,742	34,671,934
Warner Bros Discovery, Inc.*	47,629	1,307,892
		95,576,003
Financial Services — 1.5%
Affirm Holdings, Inc.*	2,420	110,884
Apollo Global Management, Inc.(a)	2,570	286,349
Banca Mediolanum SpA (Italy)	87,668	1,776,260
Berkshire Hathaway, Inc. (Class B Stock)*	104,297	49,979,122
Block, Inc.*	6,915	416,145
Corebridge Financial, Inc.	5,662	135,095
Edenred SE (France)	25,508	508,092
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Enact Holdings, Inc.	39,500	$1,611,995
Euronet Worldwide, Inc.*	882	58,538
Federal Agricultural Mortgage Corp. (Class C Stock)	500	74,175
Fidelity National Information Services, Inc.	234,891	11,018,737
Fiserv, Inc.*	129,744	7,239,715
Flywire Corp.*	25,035	291,407
Global Payments, Inc.	46,741	3,145,669
HA Sustainable Infrastructure Capital, Inc.(a)	26,800	984,900
Industrivarden AB (Sweden) (Class A Stock)	7,930	394,963
Industrivarden AB (Sweden) (Class C Stock)(a)	72,573	3,597,350
Investor AB (Sweden) (Class B Stock)	121,791	4,612,802
Jack Henry & Associates, Inc.	1,487	235,006
Jackson Financial, Inc. (Class A Stock)	10,600	1,120,632
M&G PLC (United Kingdom)	145,755	529,446
Mastercard, Inc. (Class A Stock)	105,362	52,645,177
Meritz Financial Group, Inc. (South Korea)*	6,305	478,111
MGIC Investment Corp.	4,567	119,884
Nexi SpA (Italy), 144A(a)	175,787	654,792
ORIX Corp. (Japan)	153,300	4,548,619
PayPal Holdings, Inc.	28,162	1,273,767
Poste Italiane SpA (Italy), 144A	23,202	546,146
Power Finance Corp. Ltd. (India)	9,521	38,485
Radian Group, Inc.	50,500	1,670,540
Remitly Global, Inc.*	207,100	3,245,257
Rocket Cos., Inc. (Class A Stock)*	19,370	276,023
TFS Financial Corp.	1,354	19,024
UWM Holdings Corp.	1,013	3,667
Visa, Inc. (Class A Stock)	122,625	37,062,180
Voya Financial, Inc.	1,988	135,820
Washington H Soul Pattinson & Co. Ltd. (Australia)	20,325	571,192
Western Union Co. (The)	6,901	60,246
WEX, Inc.*	626	95,803
		191,572,015
Food Products — 0.4%
Archer-Daniels-Midland Co.(a)	9,788	711,490
Associated British Foods PLC (United Kingdom)	34,074	852,952
Astra Agro Lestari Tbk PT (Indonesia)	19,200	8,530
Avanti Feeds Ltd. (India)	3,489	44,696
Betagro PCL (Thailand)	22,100	16,486
Bunge Global SA	2,762	351,326
Campbell’s Co. (The)(a)	4,372	97,364
Charoen Pokphand Foods PCL (Thailand)	213,500	136,568
Conagra Brands, Inc.	173,730	2,731,036
Darling Ingredients, Inc.*	28,471	1,760,931
Flowers Foods, Inc.	4,483	36,536
Freshpet, Inc.*	3,016	177,823
General Mills, Inc.	166,438	6,194,822

A10

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Golden Agri-Resources Ltd. (Indonesia)	3,605,200	$859,559
Gruma SAB de CV (Mexico) (Class B Stock)	1,890	34,599
Hain Celestial Group, Inc. (The)*	376,141	262,471
Hershey Co. (The)	2,620	544,672
Hormel Foods Corp.	5,986	135,583
Indofood Sukses Makmur Tbk PT (Indonesia)	75,900	28,320
Ingredion, Inc.	39,016	4,395,543
J.M. Smucker Co. (The)	17,334	1,671,691
JBS NV (Class A Stock)*	47,000	844,120
Johor Plantations Group Bhd (Malaysia)	87,000	39,677
Kraft Heinz Co. (The)	17,519	394,002
Lamb Weston Holdings, Inc.	2,503	105,777
Lotus Bakeries NV (Belgium)	24	270,978
McCormick & Co., Inc.	5,197	262,137
Mondelez International, Inc. (Class A Stock)	26,490	1,526,884
Nestle SA	131,567	12,905,546
Orkla ASA (Norway)	95,585	1,202,902
Pilgrim’s Pride Corp.	939	35,457
Post Holdings, Inc.*(a)	1,003	99,157
Saputo, Inc. (Canada)	19,200	599,836
SD Guthrie Bhd (Malaysia)	109,200	163,166
Seaboard Corp.	3	16,962
Smithfield Foods, Inc.	183,025	5,119,209
Tyson Foods, Inc. (Class A Stock)	5,744	368,018
WH Group Ltd. (Hong Kong), 144A	2,920,860	3,839,286
Wilmar International Ltd. (China)	333,000	1,000,457
		49,846,569
Gas Utilities — 0.2%
Atmos Energy Corp.	3,296	608,837
Beijing Enterprises Holdings Ltd. (China)	320,000	1,223,423
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	20,400	806,208
MDU Resources Group, Inc.	4,234	87,729
National Fuel Gas Co.	1,852	174,014
Naturgy Energy Group SA (Spain)(a)	155,115	4,656,614
Northwest Natural Holding Co.	22,100	1,176,162
Osaka Gas Co. Ltd. (Japan)	70,600	2,859,619
Snam SpA (Italy)	688,257	5,213,846
Southwest Gas Holdings, Inc.	7,700	669,130
Tokyo Gas Co. Ltd. (Japan)	55,400	2,609,122
UGI Corp.	4,441	161,741
		20,246,445
Ground Transportation — 0.3%
Avis Budget Group, Inc.*(a)	273	39,817
Canadian National Railway Co. (Canada)	14,521	1,494,585
Central Japan Railway Co. (Japan)	24,800	644,830
CSX Corp.	193,581	7,946,500
J.B. Hunt Transport Services, Inc.	1,567	332,047
	Shares	Value
Common Stocks (continued)
Ground Transportation (cont’d.)
Knight-Swift Transportation Holdings, Inc.	3,244	$186,790
Landstar System, Inc.	671	107,568
Lyft, Inc. (Class A Stock)*	5,775	76,807
Norfolk Southern Corp.	4,618	1,325,366
Old Dominion Freight Line, Inc.	3,600	703,440
Ryder System, Inc.	810	165,815
Saia, Inc.*	511	179,504
Schneider National, Inc. (Class B Stock)(a)	1,182	31,158
Uber Technologies, Inc.*	239,576	17,232,702
U-Haul Holding Co.*	135	6,450
U-Haul Holding Co. (Non-Voting Shares)	1,400	62,538
Union Pacific Corp.(a)	45,513	11,042,364
West Japan Railway Co. (Japan)	57,224	1,133,065
XPO, Inc.*	1,800	350,190
		43,061,536
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	84,881	8,714,732
Alcon AG	13,090	989,476
Align Technology, Inc.*	2,005	343,717
Alphatec Holdings, Inc.*	18,100	196,928
AtriCure, Inc.*	4,900	139,797
Baxter International, Inc.	10,553	177,290
Becton, Dickinson & Co.	5,851	919,953
Bioventus, Inc. (Class A Stock)*	26,000	237,380
Boston Scientific Corp.*	110,955	6,962,426
Coloplast A/S (Denmark) (Class B Stock)	3,117	212,327
Cooper Cos., Inc. (The)*	4,090	292,435
DENTSPLY SIRONA, Inc.	4,748	55,077
Edwards Lifesciences Corp.*	118,982	9,528,079
Embecta Corp.	38,700	342,108
Envista Holdings Corp.*	3,395	86,131
EssilorLuxottica SA (France)	8,759	2,041,067
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	114,408	2,480,764
GE HealthCare Technologies, Inc.(a)	47,870	3,407,387
Glaukos Corp.*	2,490	268,073
Globus Medical, Inc. (Class A Stock)*	26,311	2,266,956
Haemonetics Corp.*	11,100	625,596
Hologic, Inc.*	4,582	346,353
Hoya Corp. (Japan)	32,100	5,564,870
ICU Medical, Inc.*	3,400	439,110
IDEXX Laboratories, Inc.*	4,500	2,528,505
Inogen, Inc.*	96,100	593,898
Intuitive Surgical, Inc.*	32,870	15,152,741
iRadimed Corp.	3,200	308,032
IRhythm Holdings, Inc.*	4,000	472,080
Medline, Inc. (Class A Stock)*	6,340	282,130
Medtronic PLC	157,013	13,605,176
ResMed, Inc.(a)	2,280	511,814
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	135,200	65,006

A11

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Shanghai Conant Optical Co. Ltd. (China) (Class H Stock)	900	$5,365
Siemens Healthineers AG (Germany), 144A	11,113	474,148
Smith & Nephew PLC (United Kingdom)	65,097	1,031,398
Solventum Corp.*(a)	19,239	1,256,307
Sonova Holding AG (Switzerland)	4,800	1,094,465
Sri Trang Gloves Thailand PCL (Thailand)	1,018,200	347,323
STERIS PLC	17,910	3,960,438
Stryker Corp.	5,226	1,717,211
Sysmex Corp. (Japan)	105,500	920,054
Tactile Systems Technology, Inc.*	23,100	603,603
Teleflex, Inc.	911	108,965
Terumo Corp. (Japan)	128,700	1,729,053
TransMedics Group, Inc.*(a)	6,900	685,929
Varex Imaging Corp.*	9,000	95,490
Zimmer Biomet Holdings, Inc.	4,061	367,196
		94,554,359
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.*	2,240	52,394
AdaptHealth Corp.*	12,500	148,750
Alignment Healthcare, Inc.*(a)	67,600	1,191,112
BrightSpring Health Services, Inc.*(a)	37,500	1,597,875
Cardinal Health, Inc.	56,798	12,001,985
Cencora, Inc.	15,226	4,783,096
Centene Corp.*	118,740	3,887,548
Chartwell Retirement Residences (Canada) UTS	37,841	547,308
Chemed Corp.	259	97,835
Cigna Group (The)	21,704	5,789,542
Concentra Group Holdings Parent, Inc.	10,627	227,949
CVS Health Corp.	228,802	16,432,560
Elevance Health, Inc.	6,948	2,034,027
Encompass Health Corp.	20,485	1,981,514
Ensign Group, Inc. (The)	3,900	785,850
Fresenius Medical Care AG (Germany)	68,583	3,108,013
Fresenius SE & Co. KGaA (Germany)	52,165	2,707,142
Genertec Universal Medical Group Co. Ltd. (China), 144A	119,000	88,270
Guardant Health, Inc.*	13,200	1,219,284
Guardian Pharmacy Services, Inc. (Class A Stock)*	3,880	146,121
HCA Healthcare, Inc.	2,611	1,235,630
HealthEquity, Inc.*	5,400	451,278
Henry Schein, Inc.*	2,163	159,413
Humana, Inc.	2,466	427,580
Labcorp Holdings, Inc.	1,711	456,512
LifeStance Health Group, Inc.*	138,232	880,538
McKesson Corp.	9,598	8,305,725
MLP Saglik Hizmetleri A/S (Turkey), 144A*	5,103	49,288
Molina Healthcare, Inc.*	509	67,850
NMC Health PLC (United Arab Emirates)*^	21,382	3
Option Care Health, Inc.*	6,045	162,731
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
PACS Group, Inc.*	31,500	$1,011,780
Progyny, Inc.*	74,200	1,259,916
Quest Diagnostics, Inc.	2,280	446,834
Sienna Senior Living, Inc. (Canada)	15,222	236,903
Sinopharm Group Co. Ltd. (China) (Class H Stock)	240,800	624,723
Sonic Healthcare Ltd. (Australia)	50,043	711,050
Tenet Healthcare Corp.*	14,783	2,789,700
UnitedHealth Group, Inc.	77,927	21,086,267
Universal Health Services, Inc. (Class B Stock)	1,099	196,688
		99,388,584
Health Care REITs — 0.1%
Aedifica SA (Belgium)	3,629	293,831
Alexandria Real Estate Equities, Inc.	3,538	164,234
American Healthcare REIT, Inc.(a)	23,737	1,119,437
CareTrust REIT, Inc.(a)	37,900	1,389,035
Diversified Healthcare Trust	163,200	1,083,648
Healthcare Realty Trust, Inc.	83,681	1,421,740
Healthpeak Properties, Inc.	14,274	234,522
Janus Living, Inc. (Class A Stock)*(a)	10,907	257,078
Medical Properties Trust, Inc.(a)	11,949	55,324
National Health Investors, Inc.	5,040	407,534
Omega Healthcare Investors, Inc.	6,064	265,725
Ventas, Inc.(a)	48,123	3,935,499
Welltower, Inc.	33,028	6,529,966
		17,157,573
Health Care Technology — 0.0%
Certara, Inc.*	2,309	13,161
OptimizeRx Corp.*	12,700	79,756
Veeva Systems, Inc. (Class A Stock)*	5,170	908,162
Waystar Holding Corp.*(a)	2,114	50,969
		1,052,048
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	6,800	78,268
Braemar Hotels & Resorts, Inc.	158,500	374,060
Host Hotels & Resorts, Inc.	304,303	5,830,446
Invincible Investment Corp. (Japan)	121	45,526
Park Hotels & Resorts, Inc.	4,734	49,849
Ryman Hospitality Properties, Inc.	1,889	174,298
Summit Hotel Properties, Inc.	37,375	165,198
Sunstone Hotel Investors, Inc.	17,448	157,206
Xenia Hotels & Resorts, Inc.	21,600	320,328
		7,195,179
Hotels, Restaurants & Leisure — 0.7%
Airbnb, Inc. (Class A Stock)*	31,972	4,037,424
Allwyn AG (Greece)	236,190	3,573,573
Amadeus IT Group SA (Spain)	30,125	1,722,571
Aramark	143,374	5,812,382
Aristocrat Leisure Ltd. (Australia)	72,203	2,294,991
Bloomin’ Brands, Inc.	209,100	1,129,140
Booking Holdings, Inc.	4,110	17,304,415
Boyd Gaming Corp.	1,147	94,261

A12

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Brightstar Lottery PLC	32,100	$408,954
Caesars Entertainment, Inc.*	4,230	111,799
Carnival Corp.	15,733	407,170
Chipotle Mexican Grill, Inc.*	125,900	4,030,059
Choice Hotels International, Inc.(a)	260	26,910
Churchill Downs, Inc.	4,741	425,884
Compass Group PLC (United Kingdom)	145,639	4,063,463
Darden Restaurants, Inc.	103	20,192
Dave & Buster’s Entertainment, Inc.*	20,100	217,683
Domino’s Pizza, Inc.	5,207	1,868,220
El Pollo Loco Holdings, Inc.*	59,600	826,056
Evolution AB (Sweden), 144A	11,315	711,130
Expedia Group, Inc.	19,600	4,525,444
Flutter Entertainment PLC*	515	52,504
Galaxy Entertainment Group Ltd. (Macau)	113,000	510,748
H World Group Ltd. (China), ADR	1,100	55,319
Hilton Grand Vacations, Inc.*	15,800	618,096
Hilton Worldwide Holdings, Inc.	27,938	8,495,387
Hyatt Hotels Corp. (Class A Stock)	855	122,941
Las Vegas Sands Corp.	12,800	689,664
Life Time Group Holdings, Inc.*	28,500	767,790
Lottery Corp. Ltd. (The) (Australia)	142,523	532,259
Marriott International, Inc. (Class A Stock)	1,070	349,965
McDonald’s Corp.	39,672	12,329,661
MGM Resorts International*	4,235	156,737
Norwegian Cruise Line Holdings Ltd.*	290	5,423
Penn Entertainment, Inc.*	3,604	54,168
Restaurant Brands International, Inc. (Canada)	2,360	174,404
Royal Caribbean Cruises Ltd.(a)	2,600	715,468
Rush Street Interactive, Inc.*	5,200	113,100
Sodexo SA (France)	9,750	500,488
Starbucks Corp.(a)	20,175	1,807,478
Travel + Leisure Co.	868	60,057
Trip.com Group Ltd. (China)	500	24,709
Vail Resorts, Inc.(a)	152	19,505
Viking Holdings Ltd.*	91,700	6,738,116
Wendy’s Co. (The)(a)	975	6,776
Wyndham Hotels & Resorts, Inc.	254	20,632
Wynn Resorts Ltd.	1,575	159,941
Yum China Holdings, Inc. (China)	1,350	67,056
Yum! Brands, Inc.(a)	22,285	3,464,872
Zensho Holdings Co. Ltd. (Japan)	6,000	350,297
		92,575,282
Household Durables — 0.2%
D.R. Horton, Inc.(a)	5,383	738,655
Garmin Ltd.	3,330	772,593
Haier Smart Home Co. Ltd. (China) (Class H Stock)	198,200	530,968
Leggett & Platt, Inc.	50,400	497,952
Lennar Corp. (Class A Stock)	35,005	3,039,834
Lennar Corp. (Class B Stock)	177	14,889
Mohawk Industries, Inc.*	1,047	103,088
Newell Brands, Inc.	10,067	34,530
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
NVR, Inc.*	56	$369,031
Panasonic Holdings Corp. (Japan)	181,100	3,037,293
PulteGroup, Inc.	3,980	468,088
SharkNinja, Inc.*	1,300	137,670
Sonos, Inc.*	48,900	655,260
Sony Group Corp. (Japan)	314,300	6,550,872
Taylor Morrison Home Corp.*	18,100	1,054,144
TCL Electronics Holdings Ltd. (China)	10,000	16,439
Toll Brothers, Inc.	84,472	11,527,894
TopBuild Corp.*	533	187,243
Whirlpool Corp.(a)	1,111	59,905
		29,796,348
Household Products — 0.2%
Church & Dwight Co., Inc.	4,918	458,948
Clorox Co. (The)	2,480	257,002
Colgate-Palmolive Co.(a)	59,016	5,029,934
Energizer Holdings, Inc.	39,200	643,664
Essity AB (Sweden) (Class B Stock)(a)	8,004	206,285
Henkel AG & Co. KGaA (Germany)	9,223	662,492
Kimberly-Clark Corp.(a)	4,358	420,416
Procter & Gamble Co. (The)	136,640	19,736,282
Reckitt Benckiser Group PLC (United Kingdom)	34,460	2,317,102
Reynolds Consumer Products, Inc.	1,387	29,377
		29,761,502
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	14,620	205,996
Brookfield Renewable Corp. (Canada)(a)	2,802	111,604
Clearway Energy, Inc. (Class A Stock)	908	35,566
Clearway Energy, Inc. (Class C Stock)	1,705	66,989
Hallador Energy Co.*	61,700	1,004,476
RWE AG (Germany)	69,616	4,683,684
Talen Energy Corp.*	920	293,692
Zhejiang Zheneng Electric Power Co. Ltd. (China) (Class A Stock)	30,000	23,797
		6,425,804
Industrial Conglomerates — 0.4%
3M Co.	57,803	8,394,730
Astra International Tbk PT (Indonesia)	13,031,000	4,810,572
Ayala Corp. (Philippines)	69,650	582,233
CITIC Ltd. (China)	545,000	829,948
CK Hutchison Holdings Ltd. (United Kingdom)	325,000	2,494,708
Hitachi Ltd. (Japan)	235,900	6,920,242
Honeywell International, Inc.	41,194	9,311,080
Jardine Matheson Holdings Ltd. (Indonesia)	13,500	970,424
Keppel Ltd. (Singapore)	113,000	1,040,982
Samsung C&T Corp. (South Korea)	58	10,165
Sekisui Chemical Co. Ltd. (Japan)	5,800	97,374
Shanghai Industrial Holdings Ltd. (China)	9,000	16,211
Siemens AG (Germany)	37,439	9,121,417

A13

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
SK Square Co. Ltd. (South Korea)*	212	$69,801
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	92,762	1,013,865
		45,683,752
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	6,624	75,911
CapitaLand Ascendas REIT (Singapore)	147,585	284,832
EastGroup Properties, Inc.	1,089	201,563
First Industrial Realty Trust, Inc.	14,808	856,643
GLP J-REIT (Japan)	340	278,383
Goodman Group (Australia)	47,451	851,912
Industrial Logistics Properties Trust	35,200	199,936
Lineage, Inc.(a)	1,180	38,657
LondonMetric Property PLC (United Kingdom)	166,723	402,735
LXP Industrial Trust	7,157	331,083
Prologis, Inc.	242,608	32,067,925
Rexford Industrial Realty, Inc.	4,814	157,562
Segro PLC (United Kingdom)	19,102	163,753
STAG Industrial, Inc.	3,863	139,300
Tritax Big Box REIT PLC (United Kingdom)	261,128	491,804
UI Boustead REIT (Singapore)*	162,500	101,744
Warehouses De Pauw CVA (Belgium)	8,985	234,056
		36,877,799
Insurance — 1.5%
Admiral Group PLC (United Kingdom)	49,442	2,067,949
Aegon Ltd.	591,392	4,324,983
Aflac, Inc.	9,905	1,086,678
Ageas SA/NV (Belgium)	17,150	1,262,463
AIA Group Ltd. (Hong Kong)	539,000	5,989,006
Allianz SE (Germany)	17,068	7,208,134
Allstate Corp. (The)(a)	56,822	11,781,474
American Financial Group, Inc.	1,480	189,011
American International Group, Inc.	125,937	9,476,759
Aon PLC (Class A Stock)	10,866	3,507,328
Arch Capital Group Ltd.*	7,463	716,373
Arthur J. Gallagher & Co.	4,938	1,069,472
ASR Nederland NV (Netherlands)	9,075	624,785
Assurant, Inc.	7,706	1,678,444
Assured Guaranty Ltd.	1,105	90,035
Ategrity Specialty Holdings LLC*	12,800	253,056
Aviva PLC (United Kingdom)	62,913	504,901
AXA SA (France)	249,069	11,445,110
Axis Capital Holdings Ltd.	14,535	1,473,994
BB Seguridade Participacoes SA (Brazil)	90,300	607,364
Brighthouse Financial, Inc.*	1,430	85,628
Brown & Brown, Inc.	5,307	346,069
China Life Insurance Co. Ltd. (China) (Class H Stock)	9,000	28,712
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	33,000	135,155
Chubb Ltd.	74,041	24,132,183
Cincinnati Financial Corp.	3,252	511,702
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
CNA Financial Corp.	904	$41,512
Daiichi Life Group, Inc. (Japan)	150,000	1,383,299
Everest Group Ltd.	779	254,616
Exzeo Group, Inc.*	3,063	44,934
F&G Annuities & Life, Inc.	13,100	331,692
Fairfax Financial Holdings Ltd. (Canada)	300	511,175
Fidelity National Financial, Inc.	5,588	259,171
First American Financial Corp.	2,247	135,472
Genworth Financial, Inc.*	244,300	1,983,716
Globe Life, Inc.	1,744	242,712
Hanover Insurance Group, Inc. (The)	822	142,494
Hartford Insurance Group, Inc. (The)	5,853	791,501
HCI Group, Inc.	4,000	618,440
Heritage Insurance Holdings, Inc.*	29,100	763,875
Japan Post Holdings Co. Ltd. (Japan)	58,800	678,932
Kemper Corp.	75,553	2,308,900
Legal & General Group PLC (United Kingdom)	169,400	556,705
Lincoln National Corp.	64,760	2,298,980
Loews Corp.	3,602	384,478
Manulife Financial Corp. (Canada)	16,700	575,274
Markel Group, Inc.*(a)	2,200	4,210,954
Marsh & McLennan Cos., Inc.	76,138	13,206,136
Mercury General Corp.	2,000	176,300
MetLife, Inc.	286,451	20,257,815
Momentum Group Ltd. (South Africa)	3,633	7,809
MS&AD Insurance Group Holdings, Inc. (Japan)	76,600	1,998,921
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,280	3,334,538
New China Life Insurance Co. Ltd. (China) (Class H Stock)	22,200	132,166
NN Group NV (Netherlands)	75,095	5,864,613
Old Republic International Corp.	5,094	203,251
Palomar Holdings, Inc.*	4,400	525,800
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	975,000	679,018
Phoenix Financial Ltd. (Israel)	16,825	898,356
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	336,000	618,501
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	97,500	749,698
Powszechny Zaklad Ubezpieczen SA (Poland)	6,530	113,668
Primerica, Inc.	730	182,850
Principal Financial Group, Inc.	4,627	416,939
Progressive Corp. (The)	25,048	4,965,516
Prudential PLC (Hong Kong)	77,099	1,071,916
QBE Insurance Group Ltd. (Australia)	262,376	3,871,820
Reinsurance Group of America, Inc.	1,423	290,520
RenaissanceRe Holdings Ltd. (Bermuda)	12,709	3,777,496
RLI Corp.	1,993	113,681
Skyward Specialty Insurance Group, Inc.*	9,800	428,064
Slide Insurance Holdings, Inc.*(a)	47,300	851,400

A14

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Sompo Holdings, Inc. (Japan)	5,600	$217,998
Standard Life PLC (United Kingdom)	142,248	1,288,272
Swiss Re AG	12,286	2,063,768
Talanx AG (Germany)	21,505	2,668,493
Tokio Marine Holdings, Inc. (Japan)	75,000	3,520,573
Travelers Cos., Inc. (The)	4,537	1,323,352
Unipol Assicurazioni SpA (Italy)	114,070	2,649,866
Unum Group	3,689	269,408
W.R. Berkley Corp.	5,049	334,648
White Mountains Insurance Group Ltd.	58	127,424
Willis Towers Watson PLC	2,013	585,179
Zurich Insurance Group AG (Switzerland)	5,509	3,893,863
		192,795,236
Interactive Media & Services — 3.2%
Alphabet, Inc. (Class A Stock)	584,251	168,007,218
Alphabet, Inc. (Class C Stock)	381,258	109,367,670
Autohome, Inc. (China), ADR	19,100	331,767
Autotrader Group PLC (United Kingdom), 144A	69,347	434,049
Bumble, Inc. (Class A Stock)*	545,600	1,778,656
Cars.com, Inc.*(a)	29,500	239,540
Diamond Sports Group LLC*(x)	35,236	6,624
EverQuote, Inc. (Class A Stock)*	5,300	81,726
IAC, Inc.*	1,613	64,568
JOYY, Inc. (China), ADR	200	11,678
Kuaishou Technology (China), 144A	64,500	379,926
LY Corp. (Japan)	470,800	1,135,162
Match Group, Inc.	4,960	152,322
Meta Platforms, Inc. (Class A Stock)	198,967	113,834,990
Pinterest, Inc. (Class A Stock)*	6,095	111,782
Scout24 SE (Germany), 144A	16,732	1,291,014
Tencent Holdings Ltd. (China)	52,106	3,286,449
Tencent Holdings Ltd. (China), ADR	14,255	901,201
Trump Media & Technology Group Corp.*	410	3,805
ZoomInfo Technologies, Inc.*	6,332	37,865
		401,458,012
IT Services — 0.9%
Accenture PLC (Class A Stock)	96,972	19,228,578
Akamai Technologies, Inc.*	2,894	332,376
Amdocs Ltd.	2,236	145,921
Applied Digital Corp.*(a)	15,700	372,718
ASGN, Inc.*	26,200	1,014,202
Capgemini SE (France)	26,312	3,104,776
Cloudflare, Inc. (Class A Stock)*	24,365	5,027,474
Cognizant Technology Solutions Corp. (Class A Stock)	223,731	13,725,897
DXC Technology Co.*	20,804	261,506
EPAM Systems, Inc.*(a)	1,110	150,294
Fastly, Inc. (Class A Stock)*(a)	58,100	1,688,386
Fujitsu Ltd. (Japan)	134,100	2,742,434
Globant SA*	485	22,363
GoDaddy, Inc. (Class A Stock)*	27,700	2,289,959
HCL Technologies Ltd. (India)	306,496	4,411,308
Indra Sistemas SA (Spain)	7,140	399,058
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Infosys Ltd. (India)	80,605	$1,087,188
International Business Machines Corp.	66,417	16,098,817
Kyndryl Holdings, Inc.*	4,871	63,907
LTIMindtree Ltd. (India), 144A	22,758	979,560
MongoDB, Inc.*	7,760	1,899,415
Mphasis Ltd. (India)	35,333	776,493
NEC Corp. (Japan)	93,000	2,314,128
NEXTDC Ltd. (Australia)*	38,588	308,510
Nomura Research Institute Ltd. (Japan)	23,400	640,403
Obic Co. Ltd. (Japan)	38,500	934,451
Okta, Inc.*	2,178	171,430
Otsuka Corp. (Japan)	186,500	3,570,488
Persistent Systems Ltd. (India)	11,462	601,740
Shopify, Inc. (Canada) (Class A Stock)*	108,180	12,832,312
Snowflake, Inc.*	45,333	6,837,123
Tata Consultancy Services Ltd. (India)	64,657	1,628,106
Tech Mahindra Ltd. (India)	81,611	1,212,279
TIS, Inc. (Japan)	49,400	1,056,243
Twilio, Inc. (Class A Stock)*	2,407	302,849
VeriSign, Inc.	1,706	423,702
Wipro Ltd. (India)	317,242	638,707
		109,295,101
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	51,700	1,275,460
Brunswick Corp.	1,366	99,390
Hasbro, Inc.	24,218	2,266,805
Johnson Outdoors, Inc. (Class A Stock)	2,100	97,671
Mattel, Inc.*	6,429	93,414
Polaris, Inc.	4,700	256,150
YETI Holdings, Inc.*	1,275	46,652
		4,135,542
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.*	47,400	657,912
Agilent Technologies, Inc.	5,831	664,618
Avantor, Inc.*	14,775	115,836
Bio-Rad Laboratories, Inc. (Class A Stock)*	384	107,040
Bio-Techne Corp.(a)	3,185	166,448
Bruker Corp.	1,790	64,655
Charles River Laboratories International, Inc.*	1,000	172,500
Danaher Corp.	100,485	19,051,956
Eurofins Scientific SE (Luxembourg)	9,575	698,678
Illumina, Inc.*	3,145	387,653
IQVIA Holdings, Inc.*(a)	3,456	589,386
Lonza Group AG (Switzerland)	1,645	1,055,298
Mettler-Toledo International, Inc.*	421	530,965
QIAGEN NV	4,173	167,087
Repligen Corp.*	957	112,754
Revvity, Inc.(a)	2,390	209,388
SAI Life Sciences Ltd. (India), 144A*	7,239	74,736
Sotera Health Co.*	25,441	364,824
Thermo Fisher Scientific, Inc.	20,959	10,301,977
Waters Corp.*	1,363	405,902
West Pharmaceutical Services, Inc.	12,615	3,161,824

A15

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
WuXi AppTec Co. Ltd. (China) (Class H Stock), 144A	9,800	$150,091
Wuxi Biologics Cayman, Inc. (China), 144A*	37,000	159,118
WuXi XDC Cayman, Inc. (China)*	50,503	383,068
		39,753,714
Machinery — 1.3%
AGCO Corp.	1,272	147,387
Airtac International Group (China)	5,000	159,252
Allison Transmission Holdings, Inc.	1,420	166,225
Ashok Leyland Ltd. (India)	23,650	38,809
Astec Industries, Inc.	15,100	812,984
Atlas Copco AB (Sweden) (Class A Stock)	43,823	773,337
Atlas Copco AB (Sweden) (Class B Stock)	95,132	1,487,129
Atmus Filtration Technologies, Inc.	17,000	965,090
BHI Co. Ltd. (South Korea)*	312	19,729
Caterpillar, Inc.	42,307	29,972,817
CECO Environmental Corp.*	4,300	256,194
CNH Industrial NV	18,079	198,869
Crane Co.	50,705	8,670,555
Cummins India Ltd. (India)	2,816	134,832
Cummins, Inc.	26,109	14,047,164
Daifuku Co. Ltd. (Japan)	15,600	550,822
Daimler Truck Holding AG (Germany)	5,346	263,268
Deere & Co.	10,695	6,024,493
Donaldson Co., Inc.	2,388	202,670
Douglas Dynamics, Inc.	19,200	808,128
Dover Corp.	2,774	578,240
Ebara Corp. (Japan)	18,200	515,208
Enerpac Tool Group Corp.	1,957	71,372
Enpro, Inc.	8,500	2,130,525
Epiroc AB (Sweden) (Class B Stock)	24,395	522,579
Esab Corp.	1,175	113,576
ESCO Technologies, Inc.	18,500	5,205,345
FANUC Corp. (Japan)	43,100	1,502,334
Federal Signal Corp.	1,600	173,024
Flowserve Corp.	2,607	191,641
Fortive Corp.	6,629	366,451
Franklin Electric Co., Inc.	6,200	571,454
Gates Industrial Corp. PLC*	22,323	504,723
GEA Group AG (Germany)	22,411	1,607,266
Graco, Inc.	11,411	965,941
HD Hyundai Heavy Industries Co. Ltd. (South Korea)	2,589	829,309
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (South Korea)	339	78,569
Helios Technologies, Inc.	6,969	450,964
IDEX Corp.	1,545	292,855
IHI Corp. (Japan)	37,400	771,674
Illinois Tool Works, Inc.	3,987	1,037,776
Ingersoll Rand, Inc.(a)	8,138	652,017
ITT, Inc.	1,695	322,948
JBT Marel Corp.	600	76,722
Kennametal, Inc.	14,300	516,659
Kubota Corp. (Japan)	149,400	2,394,163
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Leader Harmonious Drive Systems Co. Ltd. (China) (Class A Stock)	20,041	$555,177
Lincoln Electric Holdings, Inc.	13,052	3,250,992
Lindsay Corp.	943	112,283
Makita Corp. (Japan)	28,500	936,691
Metso OYJ (Finland)	194,552	3,371,644
Middleby Corp. (The)*	983	130,326
MINEBEA MITSUMI, Inc. (Japan)	40,000	664,204
Mitsubishi Heavy Industries Ltd. (Japan)	213,500	5,866,267
Mueller Industries, Inc.	2,110	233,788
Mueller Water Products, Inc. (Class A Stock)	9,600	263,904
Nordson Corp.	17,880	4,757,153
Oshkosh Corp.	1,294	190,490
Otis Worldwide Corp.	17,487	1,347,898
PACCAR, Inc.	10,537	1,217,024
Parker-Hannifin Corp.	26,914	24,094,489
Pentair PLC	3,358	292,515
Precision Tsugami China Corp. Ltd. (China)	21,000	92,625
Proto Labs, Inc.*	24,500	1,396,990
RBC Bearings, Inc.*	1,204	653,916
Sandvik AB (Sweden)	170,364	6,549,107
Schindler Holding AG (Switzerland)	1,680	529,120
SMC Corp. (Japan)(a)	5,600	2,202,471
Snap-on, Inc.	1,048	380,655
SPX Technologies, Inc.*(a)	4,700	939,718
Stanley Black & Decker, Inc.	3,178	225,829
Terex Corp.	8,420	497,622
Timken Co. (The)	1,290	129,735
Toro Co. (The)	16,030	1,497,843
Trinity Industries, Inc.	13,387	430,794
VAT Group AG (Switzerland), 144A	2,505	1,562,724
Wartsila OYJ Abp (Finland)	85,137	3,171,183
Watts Water Technologies, Inc. (Class A Stock)	1,500	435,435
Weichai Power Co. Ltd. (China) (Class H Stock)	159,726	566,424
Westinghouse Air Brake Technologies Corp.	3,466	866,188
Worthington Enterprises, Inc.	42,900	2,236,806
Xylem, Inc.	41,856	5,001,792
Yangzijiang Shipbuilding Holdings Ltd. (China)	866,000	2,572,359
		167,367,270
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Class A Stock)	251	614,581
AP Moller - Maersk A/S (Class B Stock)	171	427,138
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	15,500	29,516
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	125,000	788,495
Kawasaki Kisen Kaisha Ltd. (Japan)	38,100	643,533
Kirby Corp.*	5,170	686,990
Mitsui OSK Lines Ltd. (Japan)(a)	13,200	548,603

A16

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Marine Transportation (cont’d.)
Nippon Yusen KK (Japan)(a)	67,500	$2,479,597
Pangaea Logistics Solutions Ltd.	18,100	128,148
SITC International Holdings Co. Ltd. (China)	609,000	2,666,520
Wan Hai Lines Ltd. (Taiwan)	3,000	7,297
Yang Ming Marine Transport Corp. (Taiwan)	64,000	105,303
		9,125,721
Media — 0.1%
Advantage Solutions, Inc.*	7,964	168,359
AMC Networks, Inc. (Class A Stock)*	56,200	381,598
Cable One, Inc.	1,200	109,452
Charter Communications, Inc. (Class A Stock)*(a)	1,715	370,234
DoubleVerify Holdings, Inc.*	600	5,700
Fox Corp. (Class A Stock)	25,048	1,462,803
Fox Corp. (Class B Stock)	3,105	164,876
Gray Media, Inc.	18,800	81,592
Liberty Broadband Corp. (Class A Stock)*	359	18,029
Liberty Broadband Corp. (Class C Stock)*	2,030	102,109
New York Times Co. (The) (Class A Stock)	3,302	276,476
News Corp. (Class A Stock)	7,807	194,629
News Corp. (Class B Stock)	2,728	77,775
Nexstar Media Group, Inc.	482	87,160
Omnicom Group, Inc.(a)	6,560	494,034
Publicis Groupe SA (France)	23,734	1,964,452
Sirius XM Holdings, Inc.(a)	89,160	2,057,813
Stagwell, Inc.*	55,600	349,724
Versant Media Group, Inc.*	101,354	3,752,125
WPP PLC (United Kingdom)	49,442	154,628
		12,273,568
Metals & Mining — 0.9%
Agnico Eagle Mines Ltd. (Canada)	2,400	487,160
Agnico Eagle Mines Ltd. (Canada)(a)	7,474	1,517,073
Alcoa Corp.	5,306	351,947
Alpha Metallurgical Resources, Inc.*	1,200	246,324
Alrosa PJSC (Russia)*^	575,990	1
Aluminum Corp. of China Ltd. (China) (Class H Stock)	336,000	491,557
Anglogold Ashanti PLC (Australia) (XJSE)	7,211	719,744
Anglogold Ashanti PLC (Australia) (NYSE)	9,050	881,108
Antofagasta PLC (Chile)	39,831	1,786,200
ArcelorMittal SA (Luxembourg)	11,724	608,024
Aura Minerals, Inc.(a)	8,066	658,186
Barrick Mining Corp. (Canada)	12,300	502,663
BHP Group Ltd. (Australia)	386,515	13,985,088
Boliden AB (Sweden)*	17,095	896,152
China Gold International Resources Corp. Ltd. (China)	5,200	102,961
China Hongqiao Group Ltd. (China)	198,000	894,408
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Cia de Minas Buenaventura SAA (Peru), ADR	16,211	$584,244
Cleveland-Cliffs, Inc.*	10,524	88,928
CMOC Group Ltd. (China) (Class H Stock)	800,362	1,683,290
Coeur Mining, Inc.*	75,900	1,424,643
Commercial Metals Co.(a)	47,100	2,893,353
Compass Minerals International, Inc.*	6,400	149,440
Constellium SE*	15,900	390,822
Critical Metals Corp. (Austria)*(a)	18,600	147,684
DRDGOLD Ltd. (South Africa)	11,286	33,581
Eldorado Gold Corp. (Turkey)(a)	33,350	1,144,906
Endeavour Mining PLC (Ivory Coast) (XLON)	15,050	902,394
Endeavour Mining PLC (Ivory Coast) (TSX)	15,018	904,831
ERO Copper Corp. (Brazil)*	19,959	531,867
Evolution Mining Ltd. (Australia)	356,462	3,209,837
Fortescue Ltd. (Australia)	249,137	3,560,068
Freeport-McMoRan, Inc.	202,537	11,905,125
Fresnillo PLC (Mexico)	46,914	2,079,511
Glencore PLC (Australia)*	595,201	4,507,977
GMK Norilskiy Nickel PAO (Russia)*^	815,600	1
Gold Fields Ltd. (South Africa)	15,164	696,817
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	21,300	227,831
Harmony Gold Mining Co. Ltd. (South Africa)	49,621	758,053
Industrias Penoles SAB de CV (Mexico)*	1,770	78,903
JFE Holdings, Inc. (Japan)	96,900	1,134,434
JX Advanced Metals Corp. (Japan)	106,200	2,353,796
Lynas Rare Earths Ltd. (Australia)*	87,279	1,185,028
Materion Corp.	4,800	694,320
MMG Ltd. (China)*	16,000	15,159
MP Materials Corp.*(a)	2,700	130,302
National Aluminium Co. Ltd. (India)	23,405	96,621
Newmont Corp.	88,745	9,606,646
Nippon Steel Corp. (Japan)(a)	124,500	459,099
Norsk Hydro ASA (Norway)	59,243	631,435
Northam Platinum Holdings Ltd. (South Africa)	1,566	31,954
Northern Star Resources Ltd. (Australia)	108,824	1,581,952
Novolipetsk Steel PJSC (Russia)*^	2,758,930	3
Nucor Corp.	42,393	7,168,656
Reliance, Inc.	1,068	324,587
Rio Tinto Ltd. (Australia)	30,611	3,477,826
Rio Tinto PLC (Australia)	92,149	8,549,005
Royal Gold, Inc.	1,699	432,379
Saudi Arabian Mining Co. (Saudi Arabia)*	363	6,274
Severstal PAO (Russia)*^	337,573	—
Shandong Hongqiao Aluminum Industry Holding Co. Ltd. (China) (Class A Stock)*	26,700	106,859
Shanjin International Gold Co. Ltd. (China) (Class A Stock)	4,200	18,461

A17

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
South32 Ltd. (Australia)	491,526	$1,488,344
Southern Copper Corp. (Mexico)(a)	5,683	977,817
SSR Mining, Inc. (Canada)*	22,600	664,440
Steel Dynamics, Inc.	2,535	456,300
Sumitomo Metal Mining Co. Ltd. (Japan)	7,200	419,063
Vale SA (Brazil)	346,864	5,522,529
Vale SA (Brazil), ADR	92,744	1,475,557
Valterra Platinum Ltd. (South Africa)	144	12,104
Warrior Met Coal, Inc.	36,100	3,362,715
Western Mining Co. Ltd. (China) (Class A Stock)	9,900	36,716
Worthington Steel, Inc.	14,800	449,180
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	34,000	152,949
		115,055,212
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.(a)	21,402	214,662
Annaly Capital Management, Inc.	13,867	293,287
Arbor Realty Trust, Inc.(a)	53,400	411,714
Claros Mortgage Trust, Inc.*	95,300	226,814
Franklin BSP Realty Trust, Inc.(a)	35,700	303,093
Invesco Mortgage Capital, Inc.	46,200	373,296
KKR Real Estate Finance Trust, Inc.(a)	82,300	503,676
Ladder Capital Corp.	38,111	372,344
Redwood Trust, Inc.	54,400	305,184
Rithm Capital Corp.	11,937	113,163
Starwood Property Trust, Inc.	7,637	131,509
TPG Mortgage Investment Trust, Inc.	65,300	477,343
TPG RE Finance Trust, Inc.	9,600	74,976
		3,801,061
Multi-Utilities — 0.4%
Ameren Corp.	5,526	607,418
Avista Corp.	6,800	272,952
CenterPoint Energy, Inc.	168,465	7,270,949
CMS Energy Corp.	6,203	481,229
Consolidated Edison, Inc.(a)	7,373	834,476
Dominion Energy, Inc.	17,459	1,079,315
DTE Energy Co.	32,940	4,816,487
Dubai Electricity & Water Authority PJSC (United Arab Emirates)	73,453	54,490
E.ON SE (Germany)	219,869	4,815,454
Engie SA (France)	253,526	8,170,498
National Grid PLC (United Kingdom)	299,925	5,062,762
NiSource, Inc.	200,186	9,340,679
Public Service Enterprise Group, Inc.	29,198	2,363,578
Sempra	98,450	9,566,387
WEC Energy Group, Inc.	6,665	771,607
		55,508,281
Office REITs — 0.0%
BXP, Inc.	9,849	511,163
Cousins Properties, Inc.	17,605	397,345
Gecina SA (France)	19,578	1,544,730
Highwoods Properties, Inc.	2,479	53,075
	Shares	Value
Common Stocks (continued)
Office REITs (cont’d.)
Japan Excellent, Inc. (Japan)	161	$145,013
Kilroy Realty Corp.	2,670	75,321
Nippon Building Fund, Inc. (Japan)	347	291,368
Orix JREIT, Inc. (Japan)	325	198,090
Piedmont Realty Trust, Inc.	27,396	179,992
Postal Realty Trust, Inc. (Class A Stock)	6,600	122,496
SL Green Realty Corp.(a)	7,285	269,108
Vornado Realty Trust	3,959	102,894
		3,890,595
Oil, Gas & Consumable Fuels — 2.2%
Aker BP ASA (Norway)	34,715	1,283,377
Antero Midstream Corp.	203,418	4,637,930
Antero Resources Corp.*	5,971	253,409
APA Corp.	7,232	306,926
Bharat Petroleum Corp. Ltd. (India)	57,216	171,548
BKV Corp. (Thailand)*	23,600	673,072
BP PLC	454,974	3,560,992
California Resources Corp.(a)	26,600	1,841,252
Cameco Corp. (Canada)(a)	10,156	1,103,043
Cheniere Energy, Inc.	38,332	10,877,088
Chennai Petroleum Corp. Ltd. (India)	3,960	40,927
Chevron Corp.	137,914	28,534,407
Chord Energy Corp.	2,324	330,426
ConocoPhillips	161,829	21,361,428
Coterra Energy, Inc.	15,467	543,510
Crescent Energy Co. (Class A Stock)	11,601	156,614
DCC PLC (United Kingdom)	8,947	554,151
Devon Energy Corp.(a)	185,273	9,322,937
Diamondback Energy, Inc.	9,264	1,832,327
DT Midstream, Inc.(a)	2,081	280,248
ENEOS Holdings, Inc. (Japan)	452,700	4,078,888
Eni SpA (Italy)	232,952	6,623,708
EOG Resources, Inc.(a)	41,073	5,937,924
EQT Corp.	40,008	2,546,109
Equinor ASA (Norway)	60,865	2,593,116
Expand Energy Corp.	4,659	511,465
Exxon Mobil Corp.	384,358	65,210,178
Galp Energia SGPS SA (Portugal)	114,630	2,748,552
Great Eastern Shipping Co. Ltd. (The) (India)	6,182	92,975
Gulfport Energy Corp.*	2,860	605,090
HF Sinclair Corp.	15,004	936,100
Idemitsu Kosan Co. Ltd. (Japan)	196,800	1,932,087
Indian Oil Corp. Ltd. (India)	115,825	165,344
Inpex Corp. (Japan)	69,500	2,055,775
Kinder Morgan, Inc.	39,772	1,333,555
LUKOIL PJSC (Russia)*^	3,043	—
Marathon Petroleum Corp.	14,220	3,472,240
Matador Resources Co.	2,370	149,737
MOL Hungarian Oil & Gas PLC (Hungary)	50,355	603,272
NAC Kazatomprom JSC (Kazakhstan), GDR	11,157	881,020
Neste OYJ (Finland)	19,746	641,697
Occidental Petroleum Corp.	14,438	938,470
Oil & Natural Gas Corp. Ltd. (India)	78,168	235,497

A18

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
ONEOK, Inc.(a)	12,782	$1,155,365
ORLEN SA (Poland)	19,908	721,352
Ovintiv, Inc.	5,694	337,996
Par Pacific Holdings, Inc.*	4,400	275,616
PBF Energy, Inc. (Class A Stock)	18,600	885,732
Peabody Energy Corp.	33,700	1,110,415
Permian Resources Corp. (Class A Stock)	38,186	814,126
Petroleo Brasileiro SA (Brazil)	97,100	1,006,645
Petronet LNG Ltd. (India)	5,980	15,705
Phillips 66	43,600	7,943,048
PTT PCL (Thailand)	10,800	11,462
Range Resources Corp.	4,872	220,117
Reliance Industries Ltd. (India)	5,037	72,440
Repsol SA (Spain)	76,023	2,139,931
Rosneft Oil Co. PJSC (Russia)*^	19,154	—
SandRidge Energy, Inc.	45,400	740,474
Saudi Arabian Oil Co. (Saudi Arabia), 144A	14,799	107,133
Shell PLC	289,368	13,402,091
Shell PLC, ADR(a)	171,731	15,970,983
Surgutneftegas PAO (Russia)*^	55,200	—
Talos Energy, Inc.*	42,000	661,920
Tatneft PJSC (Russia)*^	133,140	—
TotalEnergies SE (France)	121,497	11,150,282
Uranium Energy Corp.*	19,800	267,300
Valero Energy Corp.	21,579	5,331,739
Viper Energy, Inc. (Class A Stock)	3,550	166,815
Williams Cos., Inc. (The)	204,325	14,870,774
Woodside Energy Group Ltd. (Australia)	97,223	2,307,834
World Kinect Corp.(a)	53,300	1,229,631
		274,875,337
Paper & Forest Products — 0.0%
Lee & Man Paper Manufacturing Ltd. (China)	33,000	14,635
Louisiana-Pacific Corp.	1,079	78,497
Suzano SA (Brazil)	54,300	544,169
Sylvamo Corp.	18,200	768,768
		1,406,069
Passenger Airlines — 0.2%
Alaska Air Group, Inc.*	1,956	71,942
American Airlines Group, Inc.*	12,629	135,635
Delta Air Lines, Inc.	55,843	3,712,443
Deutsche Lufthansa AG (Germany)	223,892	1,906,616
Eva Airways Corp. (Taiwan)	35,000	37,710
International Consolidated Airlines Group SA (United Kingdom)	1,120,290	5,317,247
Japan Airlines Co. Ltd. (Japan)	56,800	927,340
Latam Airlines Group SA (Chile)	186,640,642	4,605,475
Qantas Airways Ltd. (Australia)	145,837	856,683
Ryanair Holdings PLC (Italy)	16,666	469,179
SkyWest, Inc.*	4,400	404,052
Southwest Airlines Co.	8,456	317,692
Turk Hava Yollari AO (Turkey)	86,400	573,654
	Shares	Value
Common Stocks (continued)
Passenger Airlines (cont’d.)
United Airlines Holdings, Inc.*	32,661	$3,007,098
		22,342,766
Personal Care Products — 0.2%
APR Corp. (South Korea)	628	143,290
BellRing Brands, Inc.*	2,880	46,339
Coty, Inc. (Class A Stock)*	8,869	17,827
elf Beauty, Inc.*	1,005	60,913
Estee Lauder Cos., Inc. (The) (Class A Stock)	27,334	1,961,761
Herbalife Ltd.*	59,400	874,368
Kao Corp. (Japan)	34,200	1,336,503
Kenvue, Inc.	38,913	670,860
L’Oreal SA (France)	16,939	6,916,033
Nature’s Sunshine Products, Inc.*	9,300	223,107
Nu Skin Enterprises, Inc. (Class A Stock)	58,100	422,968
Shiseido Co. Ltd. (Japan)	79,600	1,626,247
Unilever PLC (United Kingdom)	84,007	4,611,933
Unilever PLC (United Kingdom), ADR(a)	39,585	2,255,158
		21,167,307
Pharmaceuticals — 2.5%
Acutaas Chemicals Ltd. (India)	1,537	41,890
Alumis, Inc.*	29,700	654,291
Amneal Pharmaceuticals, Inc.*	32,600	405,218
Astellas Pharma, Inc. (Japan)	256,200	4,176,525
AstraZeneca PLC (United Kingdom) (NYSE)	95,358	18,646,303
AstraZeneca PLC (United Kingdom) (XLON)	12,053	2,377,093
Axsome Therapeutics, Inc.*	5,600	946,512
Bayer AG (Germany)	26,980	1,248,587
Bristol-Myers Squibb Co.	108,943	6,607,393
China Resources Pharmaceutical Group Ltd. (China), 144A	8,500	6,302
Chugai Pharmaceutical Co. Ltd. (Japan)	32,400	1,786,811
Collegium Pharmaceutical, Inc.*	23,100	763,917
Daiichi Sankyo Co. Ltd. (Japan)	52,600	941,049
Elanco Animal Health, Inc.*(a)	93,613	2,240,159
Eli Lilly & Co.	92,705	85,267,278
Enliven Therapeutics, Inc.*	11,500	450,800
Galderma Group AG (Switzerland)	29,998	5,895,621
GSK PLC	262,892	7,241,486
Haleon PLC	303,284	1,500,951
Indivior Pharmaceuticals, Inc.*(a)	20,700	630,936
Ipsen SA (France)	16,350	3,055,548
Jazz Pharmaceuticals PLC*	1,197	226,293
Johnson & Johnson	206,219	50,408,172
Kyowa Kirin Co. Ltd. (Japan)	39,000	638,276
Laurus Labs Ltd. (India), 144A	7,674	80,965
Ligand Pharmaceuticals, Inc.*	6,500	1,297,725
Liquidia Corp.*	14,200	535,908
Lupin Ltd. (India)	3,674	90,924
Merck & Co., Inc.	183,494	22,072,493
Novartis AG	107,147	16,446,469

A19

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Novo Nordisk A/S (Denmark) (Class B Stock)	167,415	$6,126,468
Organon & Co.	6,172	36,970
Orion OYJ (Finland) (Class B Stock)	23,079	1,865,395
Otsuka Holdings Co. Ltd. (Japan)	5,900	418,728
Pacira BioSciences, Inc.*	10,000	226,000
Perrigo Co. PLC(a)	24,318	261,175
Pfizer, Inc.	481,233	13,513,023
Rapport Therapeutics, Inc.*	21,000	657,090
Richter Gedeon Nyrt (Hungary)	95,894	3,413,982
Roche Holding AG	44,247	17,658,573
Roche Holding AG, ADR	32,709	1,625,964
Royalty Pharma PLC (Class A Stock)	7,988	383,184
Sandoz Group AG (Switzerland)	34,243	2,682,969
Sanofi SA	97,015	9,368,722
Shionogi & Co. Ltd. (Japan)	79,000	1,747,555
Sun Pharmaceutical Industries Ltd. (India)	946	17,693
Takeda Pharmaceutical Co. Ltd. (Japan)	116,900	4,305,181
Tarsus Pharmaceuticals, Inc.*	5,222	366,323
Terns Pharmaceuticals, Inc.*	15,100	796,072
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	50,600	1,524,072
Theravance Biopharma, Inc.*	24,400	396,012
UCB SA (Belgium)	13,077	3,940,057
Viatris, Inc.	23,707	320,282
Zoetis, Inc.	1,850	218,689
Zydus Lifesciences Ltd. (India)	5,475	50,977
		308,603,051
Professional Services — 0.3%
Alight, Inc. (Class A Stock)(a)	1,289,300	751,275
Amentum Holdings, Inc.*	3,402	88,724
Automatic Data Processing, Inc.	614	124,753
Booz Allen Hamilton Holding Corp.	10,800	842,724
Broadridge Financial Solutions, Inc.	250	40,620
CACI International, Inc. (Class A Stock)*	442	240,391
CBIZ, Inc.*	42,200	1,133,070
Clarivate PLC*(a)	2,888,571	7,308,085
Computershare Ltd. (Australia)	98,356	1,939,823
Concentrix Corp.(a)	110,067	3,011,433
Conduent, Inc.*(a)	464,500	594,560
Equifax, Inc.	2,069	372,565
FTI Consulting, Inc.*	624	110,304
Genpact Ltd.	53,137	1,979,353
Huron Consulting Group, Inc.*	6,416	817,976
Jacobs Solutions, Inc.	27,441	3,492,690
KBR, Inc.	2,421	89,238
Korn Ferry	17,678	1,112,830
Leidos Holdings, Inc.	2,608	405,596
ManpowerGroup, Inc.	62,168	1,831,469
Parsons Corp.*	890	48,211
Paychex, Inc.	4,545	418,685
Paycom Software, Inc.	405	49,224
Planet Labs PBC*	15,200	424,840
Recruit Holdings Co. Ltd. (Japan)	110,000	4,792,697
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
RELX PLC (United Kingdom)	46,468	$1,522,402
Robert Half, Inc.(a)	2,306	58,572
Science Applications International Corp.	955	90,649
SS&C Technologies Holdings, Inc.	4,297	290,348
Teleperformance SE (France)	17,455	1,025,706
TransUnion	4,006	277,175
TriNet Group, Inc.	11,000	400,730
TrueBlue, Inc.*	100,400	392,564
TTEC Holdings, Inc.*(a)	46,600	116,500
Verisk Analytics, Inc.	1,110	210,623
Wolters Kluwer NV (Netherlands)	3,756	280,529
		36,686,934
Real Estate Management & Development — 0.4%
Aldar Properties PJSC (United Arab Emirates)	446,616	965,327
Catena AB (Sweden)	4,509	210,303
CBRE Group, Inc. (Class A Stock)*	14,217	1,925,835
City Developments Ltd. (Singapore)	64,600	414,956
Compass, Inc. (Class A Stock)*	96,300	703,953
CoStar Group, Inc.*	7,508	302,873
Cushman & Wakefield Ltd.*	109,200	1,338,792
Daito Trust Construction Co. Ltd. (Japan)	32,000	749,894
Daiwa House Industry Co. Ltd. (Japan)(a)	67,700	2,123,950
Emaar Development PJSC (United Arab Emirates)	621,538	2,352,765
Emaar Properties PJSC (United Arab Emirates)	1,250,671	4,092,743
Fastighets AB Balder (Sweden) (Class B Stock)*	44,872	262,798
Hongkong Land Holdings Ltd. (Hong Kong)	32,765	255,337
Howard Hughes Holdings, Inc.*	770	48,710
Hulic Co. Ltd. (Japan)	29,000	338,040
Jones Lang LaSalle, Inc.*	34,007	10,349,010
K Wah International Holdings Ltd. (Hong Kong)	5,850,000	1,659,169
LEG Immobilien SE (Germany)	32,459	2,120,279
Mitsubishi Estate Co. Ltd. (Japan)	37,325	1,036,010
Mitsui Fudosan Co. Ltd. (Japan)	191,212	2,038,404
Newmark Group, Inc. (Class A Stock)(a)	122,000	1,828,780
Plaza SA (Chile)	3,381	14,389
PSP Swiss Property AG (Switzerland)	2,037	404,447
Shun Tak Holdings Ltd. (Hong Kong)*	9,296,000	678,131
St. Joe Co. (The)	21,900	1,375,320
Sumitomo Realty & Development Co. Ltd. (Japan)	21,771	617,770
Sun Hung Kai Properties Ltd. (Hong Kong)	67,873	1,130,142
Swire Properties Ltd. (Hong Kong)	131,598	385,484
Swiss Prime Site AG (Switzerland)	2,517	426,174
TAG Immobilien AG (Germany)	25,967	407,649
UOL Group Ltd. (Singapore)	23,300	176,916
Vonovia SE (Germany)	126,745	3,170,201

A20

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Yanlord Land Group Ltd. (China)*	964,900	$457,866
Zillow Group, Inc. (Class A Stock)*	1,133	46,895
Zillow Group, Inc. (Class C Stock)*	3,588	148,471
		44,557,783
Residential REITs — 0.1%
American Homes 4 Rent (Class A Stock)	7,043	196,641
AvalonBay Communities, Inc.	2,914	476,002
Camden Property Trust	65,131	6,360,693
Equity LifeStyle Properties, Inc.	3,949	246,497
Equity Residential	39,414	2,331,338
Essex Property Trust, Inc.	1,305	315,810
Independence Realty Trust, Inc.(a)	64,481	960,122
Invitation Homes, Inc.	12,572	312,414
Mid-America Apartment Communities, Inc.	4,069	496,906
Mitsui Fudosan Accommodations Fund, Inc. (Japan)	475	401,341
Sun Communities, Inc.	2,852	359,238
UDR, Inc.	23,261	785,757
		13,242,759
Retail REITs — 0.2%
Acadia Realty Trust	9,861	188,542
Agree Realty Corp.(a)	10,971	826,994
Brixmor Property Group, Inc.	6,283	180,950
CBL & Associates Properties, Inc.	3,800	146,034
Curbline Properties Corp.	19,394	500,171
Federal Realty Investment Trust	1,750	185,867
First Capital Real Estate Investment Trust (Canada)	2,497	37,013
FrontView REIT, Inc.	3,638	56,280
Kimco Realty Corp.(a)	44,133	991,668
Kite Realty Group Trust	7,552	185,402
Klepierre SA (France)	45,251	1,698,821
Lendlease Global Commercial REIT (Singapore)	349,016	145,868
Link REIT (Hong Kong)	83,145	385,362
Macerich Co. (The)	7,569	143,054
NETSTREIT Corp.(a)	18,353	345,587
NNN REIT, Inc.	21,747	914,026
Realty Income Corp.(a)	51,758	3,166,554
Regency Centers Corp.	11,089	838,994
RioCan Real Estate Investment Trust (Canada)	11,869	162,025
Sasseur Real Estate Investment Trust (China)	2,185,200	1,081,998
Scentre Group (Australia)	692,152	1,597,022
Simon Property Group, Inc.	13,236	2,468,911
SITE Centers Corp.	13,700	73,980
Unibail-Rodamco-Westfield (France)	18,787	2,072,687
Urban Edge Properties	23,860	476,723
Vicinity Ltd. (Australia)	1,365,302	2,227,341
		21,097,874
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc.*	144,469	$29,389,329
Advantest Corp. (Japan)	82,127	11,334,074
Allegro MicroSystems, Inc. (Japan)*	2,415	76,145
Amkor Technology, Inc.	2,295	103,344
Analog Devices, Inc.	57,713	18,360,814
Applied Materials, Inc.	62,854	21,482,869
ASE Technology Holding Co. Ltd. (Taiwan)	18,000	198,111
ASM International NV (Netherlands)	6,996	5,302,638
ASML Holding NV (Netherlands) (XAMS)	22,976	30,552,489
ASML Holding NV (Netherlands) (XNGS)	3,759	4,965,000
ASPEED Technology, Inc. (Taiwan)	4,973	1,714,167
BE Semiconductor Industries NV (Netherlands)	5,044	1,080,394
Broadcom, Inc.	440,065	136,204,518
ChipMOS Technologies, Inc. (Taiwan)	7,000	12,240
Cirrus Logic, Inc.*	1,051	151,996
Credo Technology Group Holding Ltd.*	12,300	1,154,601
Diodes, Inc.*	11,600	791,816
Disco Corp. (Japan)	4,900	1,997,158
Entegris, Inc.	2,585	303,065
First Solar, Inc.*	2,075	409,315
FormFactor, Inc.*	21,700	2,104,683
GigaDevice Semiconductor, Inc. (China) (Class A Stock)	200	7,138
GLOBALFOUNDRIES, Inc.*	2,248	99,991
Hanmi Semiconductor Co. Ltd. (South Korea)	2,718	469,612
Ichor Holdings Ltd.*	5,100	237,711
Infineon Technologies AG (Germany)	48,664	2,207,698
Intel Corp.*	171,053	7,548,569
ISC Co. Ltd. (South Korea)	75	12,051
Jentech Precision Industrial Co. Ltd. (Taiwan)	10,087	1,268,326
Kioxia Holdings Corp. (Japan)*	17,200	2,246,322
KLA Corp.	8,708	12,821,746
Kulicke & Soffa Industries, Inc. (Singapore)	9,700	637,484
Lam Research Corp.	160,815	34,359,733
Lasertec Corp. (Japan)	1,400	311,603
Lattice Semiconductor Corp.*(a)	6,290	583,460
MACOM Technology Solutions Holdings, Inc.*	3,419	759,257
Macronix International Co. Ltd. (Taiwan)*	3,000	11,596
Marvell Technology, Inc.	60,344	5,977,073
MediaTek, Inc. (Taiwan)	17,000	815,408
Microchip Technology, Inc.	73,666	4,759,560
Micron Technology, Inc.	112,587	38,036,392
MKS, Inc.	1,377	316,448
Nova Ltd. (Israel)*	2,596	1,146,415
Novatek Microelectronics Corp. (Taiwan)	23,000	277,651
NVIDIA Corp.	1,805,495	314,878,328
ON Semiconductor Corp.*	8,370	518,270
Onto Innovation, Inc.*	3,576	733,330

A21

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Photronics, Inc.*	29,900	$1,208,259
Qnity Electronics, Inc.	4,291	495,096
Qorvo, Inc.*	1,735	134,289
QUALCOMM, Inc.	51,396	6,618,777
Rambus, Inc.*(a)	11,700	1,006,551
Realtek Semiconductor Corp. (Taiwan)	30,000	456,266
Renesas Electronics Corp. (Japan)	139,400	1,993,034
Semtech Corp.*	1,645	126,484
SiTime Corp.*(a)	3,000	1,036,050
SK hynix, Inc. (South Korea)	21,568	12,236,931
Skyworks Solutions, Inc.	3,055	163,595
Synaptics, Inc.*	3,300	231,132
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	186,809	10,804,010
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	95,214	32,177,571
Teradyne, Inc.	42,001	12,451,617
Texas Instruments, Inc.	57,630	11,188,288
Tokyo Electron Ltd. (Japan)	19,600	4,869,639
Tower Semiconductor Ltd. (Israel)*	2,542	446,070
Ultra Clean Holdings, Inc.*	25,300	1,573,154
United Microelectronics Corp. (Taiwan)	25,000	44,815
Universal Display Corp.	1,514	138,773
Winbond Electronics Corp. (Taiwan)	2,000	6,072
		798,136,411
Software — 3.0%
A10 Networks, Inc.	73,000	1,687,760
ACI Worldwide, Inc.*	38,900	1,595,289
Adeia, Inc.	3,400	81,702
Adobe, Inc.*	45,222	10,992,564
Agilysys, Inc.*	1,547	110,054
Appfolio, Inc. (Class A Stock)*	480	75,754
Appian Corp. (Class A Stock)*(a)	11,900	286,909
AppLovin Corp. (Class A Stock)*	29,887	11,895,026
Aurora Innovation, Inc.*(a)	23,155	95,399
Autodesk, Inc.*	51,900	12,424,860
AvePoint, Inc.*	14,583	138,684
BILL Holdings, Inc.*	1,858	71,161
Box, Inc. (Class A Stock)*(a)	48,700	1,151,268
Cadence Design Systems, Inc.*	39,249	10,906,120
CCC Intelligent Solutions Holdings, Inc.*	11,267	67,602
Cerence, Inc.*	11,200	70,672
Check Point Software Technologies Ltd. (Israel)*(a)	17,600	2,514,160
Cipher Digital, Inc.*	12,586	161,982
Circle Internet Group, Inc.*(a)	8,650	825,297
Clear Secure, Inc. (Class A Stock)	22,700	1,098,907
Commvault Systems, Inc.*	2,200	171,358
Crowdstrike Holdings, Inc. (Class A Stock)*	23,081	9,011,053
Datadog, Inc. (Class A Stock)*	51,067	6,028,459
Docusign, Inc.*	920	43,617
Dolby Laboratories, Inc. (Class A Stock)	1,262	75,796
Dropbox, Inc. (Class A Stock)*	2,824	64,161
Fair Isaac Corp.*	82	87,538
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Fortinet, Inc.*(a)	31,200	$2,549,664
Freshworks, Inc. (Class A Stock)*	39,500	317,185
Gen Digital, Inc.(a)	166,292	3,131,278
I3 Verticals, Inc. (Class A Stock)*	3,757	84,007
Intapp, Inc.*	8,231	211,454
InterDigital, Inc.	300	90,600
Intuit, Inc.(a)	12,207	5,278,063
JFrog Ltd.*	2,364	110,943
LiveRamp Holdings, Inc.*	3,600	95,472
Microsoft Corp.	580,990	215,065,068
Minimax Group, Inc. (China)*	2,872	340,448
Mitek Systems, Inc.*	114,500	1,545,750
N-able, Inc.*	24,300	113,481
nCino, Inc.*	1,629	24,402
NCR Voyix Corp.*	22,800	144,324
Nebius Group NV (Netherlands)*	10,858	1,126,626
Nice Ltd. (Israel)*	14,045	1,550,688
Nutanix, Inc. (Class A Stock)*	4,033	153,294
Oracle Corp.	91,802	13,504,992
Oracle Financial Services Software Ltd. (India)	12,600	904,909
Palantir Technologies, Inc. (Class A Stock)*	108,480	15,868,454
Pegasystems, Inc.	1,110	47,242
Progress Software Corp.*	3,600	92,340
PTC, Inc.*	2,167	308,776
Q2 Holdings, Inc.*	3,161	149,515
Red Violet, Inc.*	3,800	131,480
Riskified Ltd. (Class A Stock)*	6,273	24,590
Roper Technologies, Inc.	10,694	3,784,179
Rubrik, Inc. (Class A Stock)*	1,050	51,419
SailPoint, Inc.*	870	11,519
Salesforce, Inc.(a)	54,026	10,085,033
SAP SE (Germany)	49,052	8,362,515
SentinelOne, Inc. (Class A Stock)*	2,241	28,864
ServiceNow, Inc.*	52,770	5,517,103
Sprinklr, Inc. (Class A Stock)*	34,000	204,000
Strategy, Inc.*	5,940	741,312
Synopsys, Inc.*	1,019	404,013
Telos Corp.*	87,100	364,949
Tenable Holdings, Inc.*	4,400	74,426
Teradata Corp.*	7,065	181,076
Terawulf, Inc.*(a)	20,176	291,140
Trend Micro, Inc. (Japan)	26,600	886,753
Trimble, Inc.*	4,891	319,040
Tyler Technologies, Inc.*	155	53,069
UiPath, Inc. (Class A Stock)*	8,379	93,007
Unity Software, Inc.*	6,347	139,253
Vertex, Inc. (Class A Stock)*	8,372	99,543
Workiva, Inc.*	16,600	989,858
Zoom Communications, Inc.*	126,261	10,150,122
		377,530,390
Specialized REITs — 0.3%
American Tower Corp.	37,700	6,506,266
Crown Castle, Inc.(a)	8,882	722,195
CubeSmart	8,041	294,703
Digital Realty Trust, Inc.	12,938	2,331,557

A22

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialized REITs (cont’d.)
EPR Properties	1,718	$85,831
Equinix, Inc.	5,215	5,111,952
Extra Space Storage, Inc.	9,033	1,184,497
Gaming & Leisure Properties, Inc.	152,015	6,744,905
Iron Mountain, Inc.(a)	31,082	3,174,715
Millrose Properties, Inc.	43,860	1,228,080
National Storage Affiliates Trust	7,783	293,730
Outfront Media, Inc.	60,400	1,600,600
Public Storage(a)	12,861	3,483,788
Rayonier, Inc.	5,472	112,833
Safehold, Inc.	40,600	549,318
SBA Communications Corp.	2,198	378,298
Smartstop Self Storage REIT, Inc.(a)	13,849	419,348
VICI Properties, Inc.	226,280	6,181,970
Weyerhaeuser Co.	14,877	363,445
		40,768,031
Specialty Retail — 0.9%
Abercrombie & Fitch Co. (Class A Stock)*	12,100	1,105,577
American Eagle Outfitters, Inc.	109,000	1,820,300
Asbury Automotive Group, Inc.*	3,400	664,394
AutoNation, Inc.*	25,946	5,066,216
AutoZone, Inc.*	288	972,801
Avolta AG (Switzerland)*	12,013	720,256
Bath & Body Works, Inc.	4,291	80,113
Best Buy Co., Inc.	3,977	255,323
Boot Barn Holdings, Inc.*	1,273	186,316
Burlington Stores, Inc.*	821	267,137
CarMax, Inc.*	3,039	126,362
Citi Trends, Inc.*	5,600	242,592
Dick’s Sporting Goods, Inc.(a)	1,227	243,302
Fast Retailing Co. Ltd. (Japan)	12,400	4,899,319
Five Below, Inc.*	27,918	6,378,705
Floor & Decor Holdings, Inc. (Class A Stock)*	1,590	80,772
GameStop Corp. (Class A Stock)*	8,455	194,803
Gap, Inc. (The)	4,974	120,371
Group 1 Automotive, Inc.	3,100	1,024,953
Home Depot, Inc. (The)	27,649	9,093,480
Industria de Diseno Textil SA (Spain)	96,946	5,643,109
Jarir Marketing Co. (Saudi Arabia)	26,439	99,647
JD Sports Fashion PLC (United Kingdom)	2,104,480	1,996,012
Kingfisher PLC (United Kingdom)	1,845,454	7,017,039
Lithia Motors, Inc.	437	109,128
Lowe’s Cos., Inc.(a)	49,135	11,609,618
National Vision Holdings, Inc.*	5,300	137,270
O’Reilly Automotive, Inc.*	94,068	8,683,417
Penske Automotive Group, Inc.	346	51,734
Petronas Dagangan Bhd (Malaysia)	16,200	87,599
RH*	245	34,256
Ross Stores, Inc.	74,034	16,037,985
Sally Beauty Holdings, Inc.*	25,200	349,020
Thanga Mayil Jewellery Ltd. (India)	1,026	37,702
TJX Cos., Inc. (The)	107,764	17,209,911
Ulta Beauty, Inc.*(a)	5,790	3,026,491
Urban Outfitters, Inc.*	7,300	462,455
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Wayfair, Inc. (Class A Stock)*	1,753	$131,843
Williams-Sonoma, Inc.	2,020	368,306
		106,635,634
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	1,095,463	278,017,555
Asia Vital Components Co. Ltd. (Taiwan)	1,000	66,049
Asustek Computer, Inc. (Taiwan)	24,000	421,520
Canon, Inc. (Japan)	76,100	2,111,573
Catcher Technology Co. Ltd. (Taiwan)	70,000	414,501
Compal Electronics, Inc. (Taiwan)	315,000	274,010
Dell Technologies, Inc. (Class C Stock)(a)	51,395	8,435,461
Diebold Nixdorf, Inc.*(a)	19,800	1,493,712
Everpure, Inc. (Class A Stock)*	973	57,446
FUJIFILM Holdings Corp. (Japan)	43,200	823,204
Hewlett Packard Enterprise Co.	26,873	639,846
HP, Inc.	19,691	378,264
Innodisk Corp. (Taiwan)	2,000	54,973
King Slide Works Co. Ltd. (Taiwan)	4,000	414,460
Logitech International SA (Switzerland)	18,049	1,676,112
NetApp, Inc.	2,484	254,337
Samsung Electronics Co. Ltd. (South Korea)	67,583	7,904,602
Sandisk Corp.*	14,711	9,346,487
Super Micro Computer, Inc.*	5,515	125,577
Western Digital Corp.	56,453	15,269,972
Xiaomi Corp. (China) (Class B Stock), 144A*	5,800	23,958
		328,203,619
Textiles, Apparel & Luxury Goods — 0.4%
Amer Sports, Inc. (Finland)*	2,685	88,390
ANTA Sports Products Ltd. (China)	46,200	451,636
Asics Corp. (Japan)	98,400	2,645,495
Birkenstock Holding PLC (Germany)*	947	33,931
Bosideng International Holdings Ltd. (China)	882,000	453,991
Brunello Cucinelli SpA (Italy)(a)	23,651	2,066,960
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	59,765	10,552,475
Columbia Sportswear Co.	672	36,832
Crocs, Inc.*	1,050	87,171
Deckers Outdoor Corp.*(a)	10,000	1,000,900
Hermes International SCA (France)	1,472	2,788,486
Kontoor Brands, Inc.(a)	18,901	1,328,551
Li Ning Co. Ltd. (China)	113,500	313,581
LPP SA (Poland)	906	5,493,486
Lululemon Athletica, Inc.*	840	128,604
LVMH Moet Hennessy Louis Vuitton SE (France)	10,619	5,804,872
Moncler SpA (Italy)	28,156	1,695,232
Movado Group, Inc.	4,200	102,564
NIKE, Inc. (Class B Stock)	23,719	1,252,838
On Holding AG (Switzerland) (Class A Stock)*	6,148	209,155
Pandora A/S (Denmark)	13,905	993,845

A23

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
PVH Corp.	1,099	$76,666
Ralph Lauren Corp.	27,154	9,340,705
Tapestry, Inc.(a)	13,137	1,853,762
Titan Co. Ltd. (India)	416	17,473
Under Armour, Inc. (Class A Stock)*(a)	4,790	28,309
Under Armour, Inc. (Class C Stock)*	4,859	28,134
VF Corp.	7,267	123,466
		48,997,510
Tobacco — 0.3%
Altria Group, Inc.	34,477	2,275,137
British American Tobacco PLC (United Kingdom)	137,181	7,964,568
Imperial Brands PLC (United Kingdom)	121,822	4,939,616
Japan Tobacco, Inc. (Japan)	6,000	230,183
Philip Morris International, Inc.	93,996	15,541,299
Scandinavian Tobacco Group A/S (Denmark), 144A	145,934	1,537,169
Turning Point Brands, Inc.	6,200	538,098
Universal Corp.	49,200	2,592,840
		35,618,910
Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)	27,500	3,772,450
Air Lease Corp.	2,158	140,141
Applied Industrial Technologies, Inc.	740	196,337
BOC Aviation Ltd. (China), 144A	53,500	533,914
Core & Main, Inc. (Class A Stock)*	3,424	169,146
Fastenal Co.	4,384	203,418
Ferguson Enterprises, Inc.	3,676	857,464
ITOCHU Corp. (Japan)	241,600	3,073,271
Marubeni Corp. (Japan)	63,200	2,311,979
Mitsubishi Corp. (Japan)	130,200	4,466,637
Mitsui & Co. Ltd. (Japan)	133,400	5,156,266
MSC Industrial Direct Co., Inc. (Class A Stock)	1,017	93,839
NPK International, Inc.*	137,500	1,992,375
QXO, Inc.*	12,565	244,012
Rexel SA (France)	7,740	306,705
Rush Enterprises, Inc. (Class A Stock)	6,040	399,304
SiteOne Landscape Supply, Inc.*	616	81,996
Sumitomo Corp. (Japan)	61,200	2,290,047
Sunbelt Rentals Holdings, Inc.	14,412	919,361
Toyota Tsusho Corp. (Japan)	34,900	1,352,611
United Rentals, Inc.	3,566	2,598,045
W.W. Grainger, Inc.	2,625	2,863,376
Watsco, Inc.	715	260,110
WESCO International, Inc.(a)	13,836	3,785,806
		38,068,610
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	81,578	2,413,519
International Container Terminal Services, Inc. (Philippines)	20,760	235,363
Transurban Group (Australia), UTS	131,493	1,282,693
		3,931,575
	Shares	Value
Common Stocks (continued)
Water Utilities — 0.0%
American Water Works Co., Inc.	3,989	$542,863
Consolidated Water Co., Ltd.	8,800	291,456
Essential Utilities, Inc.	5,777	232,640
Guangdong Investment Ltd. (China)	616,000	616,982
H2O America(a)	577	33,853
		1,717,794
Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL (Thailand)	11,200	127,839
Airtel Africa PLC (Nigeria), 144A	587,837	2,710,717
Bharti Airtel Ltd. (India)	735	13,968
Etihad Etisalat Co. (Saudi Arabia)	1,726	30,058
KDDI Corp. (Japan)	54,500	927,957
Millicom International Cellular SA (Guatemala)	1,880	140,887
Mobile Telecommunications Co. KSCP (Kuwait)	453,699	835,568
MTN Group Ltd. (South Africa)	1,211	14,140
SoftBank Group Corp. (Japan)	281,377	6,851,460
Tele2 AB (Sweden) (Class B Stock)	81,179	1,680,202
T-Mobile US, Inc.	9,843	2,067,325
Turkcell Iletisim Hizmetleri A/S (Turkey)	234,408	560,463
Vodafone Group PLC (United Kingdom)	3,892,110	5,870,672
		21,831,256

Total Common Stocks (cost $5,654,696,674)		6,896,627,746
Preferred Stocks — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	3,686	339,304
Hyundai Motor Co. (South Korea) (2nd PRFC)	105	16,623
Hyundai Motor Co. (South Korea) (PRFC)	92	14,396
Porsche Automobil Holding SE (Germany) (PRFC)	24,410	893,825
TVS Motor Co. Ltd. (India), 6.000%, Maturing 09/01/26	2,072	224
Volkswagen AG (Germany) (PRFC)	31,156	3,187,025
		4,451,397
Banks — 0.0%
Citigroup, Inc., Series II, 6.250%, Maturing 02/15/31(oo)	34,321	846,012
Itau Unibanco Holding SA (Brazil) (PRFC)	21,562	180,993
Itausa SA (Brazil) (PRFC)	73,396	197,240
		1,224,245
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 06/15/26(oo)	35,000	756,700
Electric Utilities — 0.0%
Axia Energia (Brazil) (PRFC B)	7,300	90,675

A24

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	36,087	$2,787,691
Insurance — 0.0%
MetLife, Inc., Series E, 5.625%, Maturing 04/30/26(oo)	9,791	219,710
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	10,647	2,664,058
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	700,634	2,564,557
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	166,600	1,562,483
Surgutneftegas PAO (Russia) (PRFC)*^	144,000	—
		1,562,483
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	7,354	593,641

Total Preferred Stocks (cost $16,751,061)		16,915,157
Unaffiliated Exchange-Traded Funds — 12.2%
Dimensional Core Fixed Income ETF	4,322,882	182,512,078
Dimensional International Core Equity Market ETF	1,184,434	46,145,549
Dimensional US Equity Market ETF	9,767,170	692,590,025
iShares Core MSCI EAFE ETF	1,080,752	97,840,478
iShares Core MSCI Emerging Markets ETF	30	2,092
iShares Core S&P 500 ETF	356,757	233,037,240
iShares Core U.S. Aggregate Bond ETF	1,248,630	123,951,500
iShares iBoxx USD High Yield Corporate Bond ETF	330,000	26,254,800
iShares MSCI EAFE ETF	327,890	31,847,956
iShares MSCI Emerging Markets ETF	2,700	153,333
iShares Russell 1000 Value ETF	34,500	7,371,615
iShares TIPS Bond ETF	571,623	63,084,314
SPDR Gold MiniShares Trust*	253,324	23,480,602
State Street Real Estate Select Sector SPDR ETF	16	653

Total Unaffiliated Exchange-Traded Funds (cost $1,476,654,518)		1,528,272,235

Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	65,902	1
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities — 2.9%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30		900	$914,902
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28		500	502,302
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30		283	284,477
Series 2024-01, Class A2, 144A
5.230%	03/20/30		630	632,616
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		477	473,329
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36		900	926,555
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		1,700	1,702,086
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		500	504,898
Series 2023-06, Class C
6.400%	03/17/31		100	102,740
				6,043,905
Collateralized Loan Obligations — 2.7%
AIMCO CLO Ltd. (United Kingdom),
Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.028%(c)	07/20/37		15,650	15,657,893
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
5.868%(c)	04/20/37		7,500	7,480,337
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.070%(c)	10/21/37		16,250	16,267,141
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.216%(c)	10/15/37	EUR	14,200	16,369,580
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
5.558%(c)	01/25/37		12,000	12,004,676
Dewolf Park CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)
4.875%(c)	01/22/39		10,000	9,991,419
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.288%(c)	04/20/37		15,000	15,003,449

A25

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.018%(c)	10/20/37		25,000	$25,007,320
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.188%(c)	04/20/37		20,000	20,005,726
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.016%(c)	10/15/34	EUR	8,500	9,818,881
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.072%(c)	04/15/34		10,000	10,000,288
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.109%(c)	10/20/31		13	13,737
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.624%(c)	05/24/38	EUR	11,500	13,321,331
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.276%(c)	10/19/38	EUR	12,250	14,123,675
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.666%(c)	07/15/31	EUR	3,752	4,330,964
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.289%(c)	04/22/37		12,500	12,504,138
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.041%(c)	10/16/37		20,100	20,106,826
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)
4.882%(c)	03/15/38		4,000	3,995,496
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
3.574%(c)	05/15/37	EUR	20,000	23,171,637
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
4.911%(c)	10/12/30		530	529,681
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)
5.918%(c)	04/20/37		7,250	7,264,528
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class ARR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.406%(c)	01/15/38	EUR	10,500	$12,124,861
Park Blue CLO Ltd. (United Kingdom),
Series 2023-04A, Class A1R, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
4.912%(c)	01/25/39		14,000	13,995,254
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.218%(c)	04/17/37		22,000	22,010,278
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.206%(c)	10/15/38	EUR	9,250	10,637,028
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
5.538%(c)	01/20/36		11,350	11,353,265
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.666%(c)	04/15/37	EUR	12,000	13,868,165
				340,957,574
Consumer Loans — 0.1%
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A
5.500%	06/14/38		3,000	3,060,857
Series 2023-02A, Class C, 144A
6.740%	09/15/36		400	410,734
Series 2023-02A, Class D, 144A
7.520%	09/15/36		400	412,525
				3,884,116
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
4.914%(c)	03/15/32	GBP	2,000	2,655,168
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
4.634%(c)	07/15/32	GBP	800	1,059,306
				3,714,474
Home Equity Loans — 0.0%
Home Equity Asset Trust,
Series 2002-05, Class M1, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
5.493%(c)	05/25/33		292	290,584
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
5.373%(c)	03/20/54		60	59,621

A26

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		465	$466,706
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		1,089	1,099,398
Towd Point Mortgage Trust,
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		49	49,291
				1,965,600
Residential Mortgage-Backed Securities — 0.0%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
5.213%(cc)	03/25/44		72	72,087

Total Asset-Backed Securities (cost $359,373,611)				356,637,756
Commercial Mortgage-Backed Securities — 0.3%
BANK5,
Series 2024-05YR10, Class A3
5.302%	10/15/57		1,685	1,716,859
Series 2024-05YR8, Class A3
5.884%	08/15/57		1,445	1,498,239
Series 2025-05YR14, Class A3
5.646%	04/15/58		4,900	5,062,737
Barclays Commercial Mortgage Securities Trust,
Series 2025-5C34, Class A3
5.659%	05/15/58		1,600	1,653,108
Benchmark Mortgage Trust,
Series 2021-B25, Class A4
2.268%	04/15/54		2,530	2,308,986
Series 2024-V09, Class A3
5.602%	08/15/57		2,900	2,974,928
Series 2024-V11, Class A3
5.909%(cc)	11/15/57		3,085	3,204,229
BMO Mortgage Trust,
Series 2024-05C3, Class A3
5.739%	02/15/57		650	665,798
Series 2024-05C6, Class A3
5.316%	09/15/57		3,400	3,460,123
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)
4.178%(c)	11/15/41	CAD	1,002	725,445
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)
5.318%(c)	10/18/42		700	699,393
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53		6,800	6,352,539
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3
2.749%	09/10/52		2,493	2,356,484
SLG Office Trust,
Series 2026-OMA, Class A, 144A
4.965%(cc)	04/15/41		1,500	1,500,298
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2018-C45, Class A3
3.920%	06/15/51		1,254	$1,238,897
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)
5.637%(c)	05/15/31		300	299,767
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)
6.187%(c)	05/15/31		200	199,836
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)
7.287%(c)	05/15/31		300	299,739
Series 2024-5C1, Class A3
5.928%	07/15/57		3,200	3,309,228

Total Commercial Mortgage-Backed Securities (cost $39,750,316)				39,526,633
Corporate Bonds — 3.5%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59		655	450,436
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	06/15/33		145	149,698
7.500%	02/01/29		350	362,985
				963,119
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29		2,425	2,405,018
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		490	491,688
United Airlines Holdings, Inc.,
Gtd. Notes
5.375%	03/01/31		995	974,481
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29		360	352,909
				4,224,096
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		480	444,370
Auto Manufacturers — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
2.850%	06/27/28	EUR	700	796,910
3.500%	06/27/31	EUR	1,500	1,687,362
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		700	528,335

A27

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		675	$648,057
4.950%	05/28/27		720	719,739
4.970%	04/06/29		1,550	1,530,786
5.850%	05/17/27		1,140	1,148,371
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.600%	06/21/30		1,995	1,897,688
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		690	686,656
Volkswagen Bank GmbH (Germany),
Sr. Non-Preferred Notes, EMTN
4.625%	05/03/31	EUR	2,500	2,943,603
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/14/27(oo)	EUR	1,500	1,723,806
				14,311,313
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		100	102,250
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		490	500,167
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33		160	162,328
Sr. Sec’d. Notes, 144A
5.750%	08/15/32		270	270,336
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		3,275	3,270,044
				4,305,125
Banks — 0.6%
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	1,500	1,646,324
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	1,300	1,367,053
1.375%	07/05/32	EUR	400	405,510
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	19,000	3,005,272
Australia & New Zealand Banking Group Ltd. (Australia),
Sub. Notes, EMTN
5.101%(ff)	02/03/33	EUR	2,400	2,837,066
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
3.800%	02/23/28		1,200	1,184,203
Bangko Sentral ng Pilipinas International Bond (Philippines),
Sr. Unsec’d. Notes, Series A
8.600%	06/15/27		1,000	1,042,990
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
2.000%	06/01/30	EUR	300	$329,514
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	200	216,109
3.875%	03/13/35	EUR	600	690,292
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		770	685,465
2.687%(ff)	04/22/32		1,700	1,542,040
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	25,000	736,275
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30		3,210	3,258,481
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	1,500	1,708,298
Caisse des Depots et Consignations (France),
Sr. Unsec’d. Notes, EMTN
3.063%	10/09/30	EUR	300	340,953
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30		800	794,232
5.750%	05/05/26		2,000	2,003,025
5.875%	04/30/29		1,000	1,043,689
Citigroup, Inc.,
Jr. Sub. Notes, Series GG
6.875%(ff)	08/15/30(oo)		890	894,705
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		1,070	957,510
3.493%(ff)	10/22/34	EUR	900	998,216
3.980%(ff)	03/20/30		223	219,449
Sub. Notes
5.827%(ff)	02/13/35		315	318,992
Credit Agricole SA (France),
Sub. Notes, 144A, MTN
4.000%(ff)	01/10/33		1,135	1,115,678
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		1,170	1,150,865
Sub. Notes
3.742%(ff)	01/07/33		4,890	4,428,338
Sub. Notes, EMTN
4.000%(ff)	06/24/32	EUR	1,000	1,150,764
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
6.100%	02/21/33	AUD	720	489,082
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	800	539,580
Fifth Third Financial Corp.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		622	642,375
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
1.625%	04/07/27	EUR	290	329,116

A28

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
3.120%	02/20/31	EUR	300	$333,318
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		1,950	1,929,941
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		1,075	1,058,144
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		2,680	2,645,011
2.615%(ff)	04/22/32		2,550	2,290,909
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
5.066%(ff)	03/25/31		515	519,009
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32		1,000	935,273
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		495	436,182
2.580%(ff)	04/22/32		120	108,514
5.572%(ff)	04/22/36		1,130	1,162,433
Lloyds Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		200	149,126
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.098%(ff)	05/13/31		3,745	3,791,068
Sr. Unsec’d. Notes, EMTN
6.025%(ff)	08/28/29	AUD	1,000	696,754
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	900	1,025,701
5.664%(ff)	04/17/36		565	578,367
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32(a)		1,600	1,164,000
Sr. Unsec’d. Notes, GMTN
3.749%(ff)	11/07/36	EUR	2,000	2,219,879
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		220	194,286
5.250%(ff)	04/21/34		75	75,247
5.424%(ff)	07/21/34		80	81,111
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
4.000%	03/14/27	CNH	2,000	294,396
Gtd. Notes, MTN
4.900%	02/01/28	AUD	100	67,747
Royal Bank of Canada (Canada),
Jr. Sub. Notes
6.500%(ff)	05/24/86(a)		800	778,033
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		345	309,072
3.337%(ff)	01/21/33		1,365	1,230,992
5.519%(ff)	01/19/28		835	840,433
Sr. Non-Preferred Notes, EMTN
3.550%	06/16/29	CNH	5,000	733,160
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34		210	$218,571
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(a)(oo)		2,600	2,542,639
Sr. Unsec’d. Notes
4.009%(ff)	05/21/32	EUR	2,850	3,308,008
UBS AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
3.550%	05/27/31	CNH	5,000	749,371
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
1.982%(ff)	06/03/27(a)		1,220	1,214,256
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.605%(ff)	04/23/36		1,315	1,345,630
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		2,280	2,109,674
3.350%(ff)	03/02/33		995	912,873
				76,120,589
Beverages — 0.0%
Maple Parent Holdings Corp.,
Gtd. Notes, 144A
3.881%	03/26/30	EUR	1,000	1,148,087
Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.500%	11/29/32	EUR	600	717,783
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		995	675,379
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		915	930,024
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		220	223,466
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		600	566,489
4.750%	01/15/28		1,725	1,707,439
				4,820,580
Chemicals — 0.0%
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33		480	473,300
Commercial Services — 0.1%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	1,100	1,275,827
3.500%	04/30/32	EUR	200	231,989
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		775	749,482

A29

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		940	$916,500
4.625%	06/01/28		585	571,545
Ayvens SA (France),
Sr. Preferred Notes
3.875%	01/24/28	EUR	1,400	1,633,336
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		385	389,003
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	1,300	1,491,351
4.250%	09/25/30	GBP	800	1,006,715
Fiserv Funding ULC,
Gtd. Notes
2.875%	06/15/28	EUR	700	794,394
3.500%	06/15/32	EUR	1,000	1,100,080
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		1,800	1,872,084
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	100	117,516
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.750%	03/15/31		730	719,409
6.000%	03/15/34		135	130,453
7.000%	06/15/30		585	600,330
7.250%	06/15/33(a)		270	277,215
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	298,099
4.875%	01/15/28(a)		1,450	1,444,049
5.250%	01/15/30(a)		707	703,882
				16,323,259
Computers — 0.0%
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.000%	02/03/31	EUR	1,000	1,124,596
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30		2,150	1,773,561
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		761	814,548
				3,712,705
Diversified Financial Services — 0.1%
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/31		490	458,083
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%
7.230%(c)	05/31/26^(d)(x)		2,797	$2,489,352
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		1,625	1,414,153
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		320	323,063
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		2,075	1,972,746
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
7.875%	12/15/29		860	881,413
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,900	2,092,722
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		850	934,379
				10,565,911
Electric — 0.4%
Acquirente Unico SpA (Italy),
Sr. Unsec’d. Notes
3.500%	02/11/33	EUR	700	792,716
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	900	993,453
4.250%	06/19/30	EUR	200	226,475
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34(h)		194	170,700
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	1,000	1,140,130
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes
5.580%	10/20/35		494	496,360
5.672%	10/20/35		1,150	1,160,929
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		860	886,479
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50(a)		400	387,070
Comision Federal de Electricidad (Mexico),
Insured Notes, Series 16U, 6 Month SOFR + 0.923%
4.591%(c)	12/15/36		367	333,294
Sr. Unsec’d. Notes, 144A
6.500%	01/28/51		200	192,750
Sr. Unsec’d. Notes, EMTN
5.000%	09/29/36		1,866	1,735,315

A30

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A
3.750%	03/01/31		1,250	$1,191,951
4.625%	02/01/29		470	464,322
5.000%	02/01/31		2,600	2,607,260
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		5,600	5,643,750
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		1,400	1,294,860
Sr. Sec’d. Notes
7.875%	12/15/26		2,500	2,544,000
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
2.120%(c)	07/24/26	EUR	1,900	2,183,707
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	400	440,767
6.500%	03/13/31		200	206,375
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,750	1,754,503
Gtd. Notes, 144A
3.625%	02/15/31		75	69,265
3.875%	02/15/32		875	802,881
5.250%	06/15/29		1,550	1,536,371
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		500	539,996
Sr. Sec’d. Notes, 144A
2.450%	12/02/27		700	674,295
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	2,300	2,645,668
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
4.062%(s)	04/11/31	CAD	3,500	2,109,880
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,500	1,523,763
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		1,515	1,468,243
Saudi Electricity Sukuk Programme Co. (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
4.310%	01/22/29		800	788,936
SCE Recovery Funding LLC,
Sr. Sec’d. Notes
4.453%	03/15/36		676	670,793
Sr. Sec’d. Notes, Series A-2
5.112%	12/14/49(h)		120	112,068
Texas Electric Market Stabilization Funding M LLC,
Sr. Sec’d. Notes, Series A, 144A
5.147%	08/01/51		3,233	3,193,093
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,150	$1,150,583
8.000%(ff)	10/15/26(oo)		3,425	3,453,208
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		2,000	2,153,213
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29		1,100	1,074,094
5.000%	07/31/27		1,900	1,895,304
5.625%	02/15/27		1,000	999,937
VoltaGrid LLC,
Sec’d. Notes, 144A
7.375%	11/01/30		725	748,105
				54,456,862
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
5.250%	04/15/31		190	188,800
5.500%	04/15/34		220	216,841
6.375%	03/15/29		515	524,208
6.625%	03/15/32		380	388,672
7.250%	06/15/28		750	754,260
				2,072,781
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	08/15/29	EUR	1,300	1,507,699
Engineering & Construction — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay),
Sr. Sec’d. Notes
2.301%(s)	06/05/34		930	756,332
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	2,500	2,636,465
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		1,150	1,121,883
5.500%	07/31/47		600	498,540
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		810	790,196
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		305	281,303
5.625%	01/31/34		725	709,797
				6,794,516
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29		3,300	3,175,689
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		650	658,478

A31

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		600	$559,992
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
7.125%	02/15/31		460	483,258
				4,877,417
Environmental Control — 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31		165	170,783
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.500%	03/31/31		125	123,640
5.625%	03/31/32		900	885,592
5.750%	03/31/34		175	171,274
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		2,100	2,025,062
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		50	49,247
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31(a)	EUR	3,033	3,304,116
8.125%	05/14/30	GBP	900	1,097,430
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		525	501,770
4.375%	01/31/32		500	466,050
Post Holdings, Inc.,
Gtd. Notes, 144A
4.500%	09/15/31		1,147	1,067,661
				9,691,842
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		606	608,476
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.625%	03/08/31	EUR	800	843,586
3.250%	03/08/34	EUR	2,000	2,217,267
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		2,695	2,608,252
Medtronic, Inc.,
Gtd. Notes
2.950%	10/15/30	EUR	2,300	2,600,873
3.650%	10/15/29	EUR	2,700	3,145,262
				11,415,240
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	2,525	$2,427,702
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	1,275	1,238,792
4.375%	01/15/30	1,225	1,186,011
Sr. Sec’d. Notes, 144A
5.500%	11/15/32	695	688,679
			5,541,184
Holding Companies-Diversified — 0.1%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	5,088	4,946,089
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	1,075	1,016,785
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	125	124,435
7.250%	10/15/29(a)	1,600	1,600,392
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)	2,000	1,837,540
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	1,200	1,136,724
KB Home,
Gtd. Notes
4.000%	06/15/31	1,050	969,451
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	575	569,139
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	5,725	5,431,594
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28	2,350	2,353,956
			15,040,016
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	335	322,593
6.625%	05/15/32	170	162,506
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	395	408,471
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	1,725	1,593,860
			2,487,430

A32

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance — 0.1%
Asurion LLC/Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	12/31/32		600	$622,913
8.375%	02/01/34		870	847,402
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.422%	11/29/35	JPY	100,000	597,129
Chubb INA Holdings LLC,
Gtd. Notes
2.750%	08/06/35	CNH	2,000	286,826
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
5.625%	08/16/32		1,040	1,062,712
5.750%	05/20/35		1,100	1,119,186
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	1,400	1,501,195
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	900	1,151,469
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		570	419,174
				7,608,006
Internet — 0.1%
Alphabet, Inc.,
Sr. Unsec’d. Notes
4.625%	11/13/32	GBP	1,400	1,795,795
5.650%	02/15/56		135	134,463
5.875%	02/13/58	GBP	500	624,071
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49		2,303	2,371,798
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	05/09/31	EUR	1,500	1,688,783
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		350	340,676
				6,955,586
Investment Companies — 0.0%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes, EMTN
2.750%	10/14/28	EUR	500	563,477
3.375%	10/14/32	EUR	600	662,302
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	2,000	2,244,453
				3,470,232
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		565	565,001
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
7.375%	05/01/33	375	$366,987
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A
5.750%	11/15/33	215	213,170
6.000%	12/15/35	265	261,363
			1,406,521
Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	100	98,655
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	900	903,276
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28	25	25,269
			1,027,200
Lodging — 0.0%
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27	1,750	1,755,110
6.500%	04/15/32(a)	1,020	1,028,280
			2,783,390
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	225	233,764
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	850	884,720
			1,118,484
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	1,200	1,072,988
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30(a)	880	834,663
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47	616	495,518
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	1,060	622,460
4.125%	12/01/30	350	209,862
5.375%	02/01/28	575	425,654
5.500%	04/15/27	2,200	1,909,197
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	1,000	354,826
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	2,650	2,368,212

A33

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
7.375%	07/01/28		225	$218,226
7.750%	07/01/26		650	648,225
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		3,150	3,245,192
TDF Infrastructure SAS (France),
Sr. Unsec’d. Notes
4.125%	10/23/31	EUR	1,000	1,147,726
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		1,330	1,351,889
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	1,600	1,864,264
				16,768,902
Mining — 0.0%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		840	906,698
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		1,140	1,166,712
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		670	668,580
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		111	111,051
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		370	381,992
Vale Canada Ltd. (Canada),
Sr. Unsec’d. Notes
7.200%	09/15/32(a)		600	651,000
				3,886,033
Miscellaneous Manufacturing — 0.1%
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	1,800	2,080,322
3.375%	05/17/32	EUR	1,400	1,593,270
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/30	EUR	2,200	2,477,284
				6,150,876
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.625%	02/13/30	EUR	600	703,210
4.750%	04/16/29	GBP	1,000	1,319,775
5.000%	01/24/29		590	603,393
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
4.250%	02/07/28	IDR	20,000,000	1,146,312
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Multi-National (cont’d.)
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
3.813%(s)	05/28/37	CAD	2,100	$938,954
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		700	720,235
				5,431,879
Oil & Gas — 0.2%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		161	187,850
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		155	157,478
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		735	787,019
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		140	124,257
3.750%	02/15/52		105	73,016
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		920	932,944
9.750%	10/15/30		1,200	1,286,190
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		1,775	1,774,989
Gtd. Notes, 144A
5.875%	02/01/29		2,200	2,200,229
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		425	418,634
6.000%	02/01/31		425	411,385
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		1,350	1,437,327
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
7.500%	05/01/31		2,450	2,727,281
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		1,150	1,151,146
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	500	649,557
6.625%	01/16/34	GBP	900	1,194,218
SM Energy Co.,
Gtd. Notes, 144A
8.375%	07/01/28		100	102,768
8.625%	11/01/30		525	552,994
8.750%	07/01/31(a)		180	188,292
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	1,200	1,335,936
				17,693,510

A34

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		1,525	$1,549,761
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30		1,650	1,543,453
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		600	567,576
				3,660,790
Pharmaceuticals — 0.1%
1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A
10.000%	04/15/32		353	361,825
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		725	723,871
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A
5.000%	01/30/28		50	42,232
5.000%	02/15/29		150	109,918
5.250%	01/30/30		625	408,275
5.250%	02/15/31		875	536,340
6.250%	02/15/29		2,365	1,773,750
7.000%	01/15/28		400	348,588
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		246	225,338
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	1,100	1,264,143
Johnson & Johnson,
Sr. Unsec’d. Notes
2.700%	02/26/29	EUR	1,600	1,829,157
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31		475	387,719
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		820	658,840
				8,669,996
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28		1,580	1,579,213
6.625%	02/01/32		450	460,584
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33		545	574,523
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		4,770	4,838,644
Sr. Unsec’d. Notes
5.000%	05/15/50		225	186,576
5.200%	04/01/30		70	71,584
6.250%	04/15/49		145	142,195
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30(a)		730	$673,707
Gestion Securite de Stocks Securite SA (France),
Sr. Unsec’d. Notes, EMTN
3.000%	11/25/31	EUR	500	564,792
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		60	53,022
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37(a)		745	813,029
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33		505	519,554
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		3,050	3,029,884
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		215	204,410
4.125%	08/15/31		165	153,460
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		1,055	1,050,219
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		395	333,786
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.400%	03/04/44		535	498,151
				15,747,333
Real Estate — 0.1%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	10/20/26	EUR	1,300	1,483,807
1.000%	05/04/28	EUR	1,400	1,525,953
1.625%	04/20/30	EUR	400	419,953
Five Point Operating Co. LP,
Gtd. Notes, 144A
8.000%	10/01/30		315	314,453
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	800	906,649
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29		3,500	3,313,138
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,000	1,130,098
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		255	225,462

A35

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	2,000	$2,180,234
				11,499,747
Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		270	240,079
4.050%	07/01/30		575	559,302
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		1,120	992,217
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	1,500	1,688,783
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31		590	519,539
Lineage Europe Finco BV (Netherlands),
Gtd. Notes
4.125%	11/26/31	EUR	1,800	2,014,812
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		100	101,508
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
4.875%	05/15/29		600	577,325
Realty Income Corp.,
Sr. Unsec’d. Notes
3.375%	06/20/31	EUR	1,600	1,794,508
4.875%	07/06/30	EUR	800	959,864
5.000%	10/15/29	GBP	1,800	2,361,181
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		1,195	1,217,092
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		2,225	2,108,632
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27	EUR	2,433	2,814,376
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		1,410	1,406,823
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	09/01/26		1,925	1,922,486
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	1,700	1,961,997
				23,240,524
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		1,025	$1,001,937
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		845	839,465
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	175	202,274
7.375%	08/31/32	GBP	225	296,321
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		1,425	1,483,733
9.000%	06/01/31		1,819	1,967,564
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	400	485,961
12.000%	11/30/28		300	320,625
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		1,025	980,792
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		1,350	1,261,714
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	04/01/32		570	583,763
				9,424,149
Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		760	635,194
Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.000%	02/01/31(a)		775	737,085
9.250%	06/01/30		630	612,727
OAK-Eagle Acquireco, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	07/01/33		210	217,490
Sr. Unsec’d. Notes, 144A
8.750%	07/01/34		325	339,874
Oracle Corp.,
Sr. Unsec’d. Notes
6.700%	02/04/56		445	412,186
				2,319,362
Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31	EUR	1,450	1,694,284
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A
6.125%	02/15/31		850	865,562

A36

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A
10.500%	04/03/31		4,300	$4,283,205
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR	900	847,088
HKT Capital No. 3 Ltd. (Hong Kong),
Gtd. Notes
1.650%	04/10/27	EUR	2,000	2,232,506
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A
7.000%	10/15/28		475	476,336
Level 3 Financing, Inc.,
Gtd. Notes, 144A
8.500%	01/15/36		285	297,303
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		880	896,075
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
4.876%	07/16/30		380	381,867
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		200	229,612
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A
5.875%	03/01/31		2,460	2,437,787
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A
8.625%	06/15/32		350	355,973
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.050%	03/22/51	CAD	465	272,946
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	1,700	2,100,937
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		330	345,654
				17,717,135
Transportation — 0.1%
Deutsche Bahn AG (Germany),
Jr. Sub. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	900	943,801
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes
1.398%	10/07/33	CHF	700	869,266
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	1,300	1,509,842
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	1,000	1,036,059
1.000%	09/17/34	EUR	100	92,133
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		749	$763,939
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	329	316,436
1.875%	05/25/32	EUR	1,000	1,048,000
3.250%	05/25/34	EUR	400	444,556
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37	EUR	500	443,529
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	2,000	1,467,184
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	800	883,242
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		2,280	2,121,000
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		200	206,098
7.125%	02/01/32		455	469,481
				12,614,566
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		1,475	1,495,598

Total Corporate Bonds (cost $442,896,679)				438,347,802
Floating Rate and Other Loans — 0.1%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.423%(c)	01/28/32		547	545,335
Tenneco, Inc.,
Term B Loan, 1 Month SOFR + 5.000%
8.756%(c)	11/17/28		1,425	1,386,853
				1,932,188
Insurance — 0.0%
Verisure Holding AB (PUBL) (Sweden),
Term Loan, 3 Month EURIBOR + 2.250%
4.281%(c)	11/03/32	EUR	675	777,140
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
12.000%	01/02/28		261	43,138
Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Term B Loan (EUR), 3 Month EURIBOR + 3.500%
5.392%(c)	02/10/31	EUR	5,000	5,698,456

A37

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Retail (cont’d.)
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%
4.769%(c)	07/01/31	EUR	4,875	$5,609,863
The Boots Group (United Kingdom),
Closing Date Sterling Term Loan, SONIA + 4.500%
8.228%(c)	08/31/32	GBP	1,050	1,386,695
				12,695,014

Total Floating Rate and Other Loans (cost $15,579,157)				15,447,480
Residential Mortgage-Backed Securities — 0.1%
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
6.762%(c)	10/25/41		400	403,786
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
6.962%(c)	11/25/41		90	91,274
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
6.812%(c)	12/25/41		500	504,513
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
9.912%(c)	03/25/42		220	229,325
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
8.912%(c)	03/25/42		180	186,831
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
5.662%(c)	09/26/33		39	39,468
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
7.662%(c)	11/25/50		2,075	2,281,015
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.312%(c)	01/25/34		60	59,476
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
5.462%(c)	11/25/41		250	250,622
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
5.762%(c)	09/25/41		830	832,825
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.012%(c)	12/25/41		700	704,816
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
6.562%(c)	04/25/42		580	590,388
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.012%(c)	05/25/42		200	204,250
Freddie Mac REMIC,
Series 5323, Class AO
1.911%(s)	07/25/53		3,384	2,612,387
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month SOFR + 0.934% (Cap 11.500%, Floor 0.820%)
4.613%(c)	05/25/36		50	$48,042
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		935	856,234
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
6.562%(c)	04/25/34		298	300,071

Total Residential Mortgage-Backed Securities (cost $9,828,146)				10,195,323
Sovereign Bonds — 1.4%
Agence France Locale (France),
Gtd. Notes, EMTN
3.125%	03/20/34	EUR	1,000	1,107,222
Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes
6.034%	01/16/42		1,000	1,018,441
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	02/23/27	EUR	500	568,262
1.250%	05/06/31	EUR	1,000	1,034,173
1.700%	10/13/41	EUR	1,000	770,686
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	500	587,508
4.690%	10/28/34	EUR	350	423,465
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	399,670
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	1,400	1,669,147
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	400	401,485
3.375%	11/25/32	EUR	900	1,028,679
3.375%	05/25/34	EUR	1,700	1,914,672
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		3,868	3,875,071
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	430	522,343
Sr. Unsec’d. Notes, Series 07Y
4.125%	09/23/29	EUR	3,000	3,572,721
Sr. Unsec’d. Notes, Series 12Y
4.625%	09/23/34	EUR	1,100	1,342,635
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
2.900%	08/15/56	EUR	8,900	9,201,528

A38

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	2,400	$1,757,225
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	07/09/31	EUR	200	231,316
City of Milan (Italy),
Sr. Unsec’d. Notes
4.019%	06/29/35	EUR	1,050	1,197,587
City of Quebec (Canada),
Unsec’d. Notes
2.100%	07/06/31	CAD	1,000	659,399
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	1,060	1,199,472
5.000%	09/19/32	EUR	290	315,296
5.625%	02/19/36	EUR	410	433,205
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	300	299,659
1.500%	06/17/31	EUR	6,100	6,489,803
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	5,500	4,530,981
Eagle Funding Luxco Sarl (Mexico),
Sr. Unsec’d. Notes, 144A
5.500%	08/17/30		1,550	1,553,875
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes, Series 10Y
4.000%	10/12/32	EUR	705	847,355
French Republic Government Bond OAT (France),
Bonds, 144A
1.250%	05/25/38	EUR	1,750	1,498,189
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	8,300	8,276,879
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
1.000%	11/24/41	EUR	100	78,678
3.300%	06/07/33	CNH	3,000	467,140
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	1,200	1,374,454
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	2,800	2,794,646
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, Series 7Y
0.000%	04/15/28	EUR	3,908	4,236,570
Ile-de-France Mobilites (France),
Sr. Unsec’d. Notes, EMTN
0.400%	05/28/31	EUR	1,000	995,475
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	2,500	2,832,208
1.100%	03/12/33	EUR	2,000	1,857,543
1.300%	03/23/34	EUR	2,000	1,805,738
1.400%	10/30/31	EUR	100	100,632
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
2.900%	10/31/35	CNH	4,000	$571,185
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	400	522,944
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	1,800	1,732,332
6.875%	10/21/34	GBP	500	701,921
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y
4.350%	11/01/33	EUR	336	406,941
Sr. Unsec’d. Notes, Series 11Y
3.850%	02/01/35	EUR	75	87,164
Sr. Unsec’d. Notes, Series 16Y, 144A
3.250%	03/01/38	EUR	1,475	1,580,357
3.350%	03/01/35	EUR	250	280,442
Sr. Unsec’d. Notes, Series 21Y, 144A
1.800%	03/01/41	EUR	1,000	847,268
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	360	242,500
Japan Government Twenty Year Bond (Japan),
Bonds, Series 194
2.700%	09/20/45	JPY	90,000	521,528
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	293	275,905
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	400	422,965
0.000%	03/17/31	EUR	1,077	1,057,849
0.375%	10/07/26	EUR	1,239	1,415,071
3.500%	01/17/28	EUR	3,000	3,488,113
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	1,200	1,282,966
2.125%	10/22/35	EUR	300	300,311
4.125%	04/25/28	EUR	195	230,167
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	900	1,090,676
Malta Government Bond (Malta),
Bonds, Series 16Y
1.200%	05/13/37	EUR	1,000	852,879
Bonds, Series I
1.000%	04/23/31	EUR	1,000	1,012,641
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	1,000	1,164,547
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,000	2,069,642
3.500%	09/19/29	EUR	920	1,043,178
4.500%	03/19/34	EUR	530	594,915
5.125%	03/19/38	EUR	360	401,646
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
5.662%	02/23/38(a)		560	537,243

A39

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
8.125%	04/28/34		180	$199,714
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
2.739%	01/29/33		200	175,800
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	3,500	3,347,631
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	2,000	2,144,425
1.200%	04/28/33	EUR	3,347	3,173,244
3.625%	02/04/32	EUR	100	113,273
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	500	272,464
Province of Quebec (Canada),
Unsec’d. Notes, MTN
4.490%(s)	10/01/39	CAD	500	193,099
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	500	290,008
Regiao Autonoma Madeira (Portugal),
Gov’t. Gtd. Notes
0.943%	05/29/32	EUR	1,000	998,586
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	1,053	1,104,850
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, Series 30Y, 144A, MTN
5.375%	12/01/34	CAD	3,100	2,428,590
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
4.425%	03/28/36	EUR	300	352,117
5.200%	07/31/34	EUR	1,200	1,494,781
5.345%	01/27/48	EUR	1,000	1,238,395
6.000%	08/04/28	GBP	12,470	16,857,845
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		200	191,335
4.000%	10/17/49		1,000	762,051
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		600	438,332
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		1,425	1,494,740
Republic of Italy Government International Bond Principal Strips (Italy),
Sr. Unsec’d. Notes, Series 1
0.942%(s)	02/20/31	EUR	2,760	2,669,099
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	5,000	5,089,150
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	3,100	2,689,895
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	2,200	2,490,418
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	1,000	$1,162,363
Unsec’d. Notes, Series 232
1.875%	03/09/37	EUR	633	602,169
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	210	161,732
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS77
2.250%	03/03/32	EUR	100	110,537
Sr. Unsec’d. Notes, Series RS86
0.000%	02/12/31	EUR	100	100,315
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	1,300	1,541,891
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
5.000%	09/19/33		2,200	2,278,562
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	1,400	1,396,857
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	2,700	2,321,457
1.200%	10/31/40	EUR	6,785	5,561,847
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	625	833,529
United Kingdom Gilt (United Kingdom),
Bonds
4.500%	09/07/34	GBP	777	1,007,745

Total Sovereign Bonds (cost $177,614,741)				167,295,175
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Mortgage Corp.
6.750%	03/15/31		1,000	1,122,912
Federal National Mortgage Assoc.
6.625%	11/15/30		1,475	1,638,901
Tennessee Valley Authority Generic Strips, Bonds
2.897%(s)	03/15/33		461	335,148
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30		792	772,700

Total U.S. Government Agency Obligations (cost $4,085,363)				3,869,661
U.S. Treasury Obligations — 2.6%
U.S. Treasury Bonds
1.625%	11/15/50		15,595	8,136,204
2.000%	11/15/41		1,230	850,622
2.250%	08/15/49		10,588	6,584,412
2.375%	11/15/49		4,152	2,645,602
2.375%	05/15/51(k)		8,340	5,216,409
2.875%	05/15/49		600	426,375
3.000%	11/15/44		13,580	10,392,944
3.250%	05/15/42(h)		20,280	16,711,987
3.375%	11/15/48(k)		6,895	5,402,879
4.000%	11/15/42(h)(k)		31,115	28,159,075

A40

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.125%	08/15/44	21,725	$19,705,254
4.375%	08/15/43	15,065	14,219,948
4.500%	02/15/44	11,085	10,598,299
4.625%	05/15/44	3,335	3,234,429
4.625%	11/15/44	7,540	7,294,950
4.750%	11/15/43	6,910	6,825,785
5.000%	05/15/45(h)	15,140	15,338,712
U.S. Treasury Notes
0.375%	07/31/27	15,000	14,330,273
2.875%	08/15/28	4,055	3,969,148
3.500%	09/30/27	9,360	9,314,663
3.500%	09/30/29	3,425	3,384,061
3.500%	01/31/30	1,130	1,114,198
3.625%	08/31/30	3,900	3,852,469
3.625%	09/30/30	4,935	4,874,084
3.625%	09/30/31	7,000	6,867,656
3.750%	04/30/27	1,135	1,134,557
3.750%	06/30/27	3,015	3,012,645
3.750%	05/15/28	1,095	1,093,460
3.875%	07/31/27	7,460	7,463,497
3.875%	11/30/27	2,085	2,086,222
3.875%	11/30/29	105	104,984
3.875%	04/30/30	11,205	11,193,620
3.875%	06/30/30	3,210	3,205,235
3.875%	07/31/30	230	229,623
3.875%	09/30/32	6,549	6,464,068
4.000%	04/30/32	810	807,089
4.375%	01/31/32	11,975	12,179,885
4.375%	05/15/34	13,015	13,151,251
4.500%	11/15/33	11,960	12,208,544
U.S. Treasury Strips Coupon
0.479%(s)	05/15/26	5,000	4,977,127
1.364%(s)	11/15/41(k)	21,025	9,668,936
1.380%(s)	08/15/40(h)(k)	16,310	8,090,019
1.851%(s)	11/15/40	2,700	1,319,087
4.327%(s)	08/15/43	1,475	610,302
4.500%(s)	05/15/46	1,240	440,963
4.652%(s)	05/15/49(k)	7,500	2,290,267
4.668%(s)	02/15/39	3,945	2,145,202
4.698%(s)	05/15/39(k)	6,335	3,396,040
4.734%(s)	11/15/43	645	263,163
4.760%(s)	05/15/43	3,920	1,647,504
4.810%(s)	02/15/41	1,010	485,633
4.853%(s)	02/15/43	9,560	4,078,292
4.928%(s)	11/15/45	335	122,223
4.938%(s)	02/15/42	35	15,861
4.991%(s)	11/15/42(k)	6,695	2,897,804
5.020%(s)	05/15/44	270	107,098
5.174%(s)	02/15/40	1,000	511,415
U.S. Treasury Strips Principal
1.333%(s)	02/15/49	295	92,843

Total U.S. Treasury Obligations (cost $347,627,809)			326,944,897

Value
Options Purchased*~ — 0.2%
(cost $25,376,188)	$24,974,743

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN—90.8% (cost $9,902,537,381)	11,362,147,213
Options Written*~ — (0.0)%
(premiums received $0)	(63,557)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN—90.8% (cost $9,902,537,381)	11,362,083,656

	Shares
Short-Term Investments — 10.1%
Affiliated Mutual Funds — 9.3%
PGIM Core Ultra Short Bond Fund(wa)	919,933,358	919,933,358
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $240,566,922; includes $239,809,347 of cash collateral for securities on loan)(b)(wa)	240,750,918	240,582,393

Total Affiliated Mutual Funds (cost $1,160,500,280)		1,160,515,751

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 0.8%
U.S. Treasury Bills
3.609%	06/16/26(k)	55	54,582
3.609%	06/16/26(k)	80	79,390
3.609%	06/16/26(k)	380	377,110
3.609%	06/16/26(k)	3,000	2,977,180
3.609%	06/16/26(k)	96,000	95,269,766
3.630%	06/30/26	3,000	2,973,048

Total U.S. Treasury Obligations (cost $101,737,922)				101,731,076

Options Purchased*~ — 0.0%
(cost $851,447)	915,988

Total Short-Term Investments (cost $1,263,089,649)	1,263,162,815

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN—100.9% (cost $11,165,627,030)	12,625,246,471

A41

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Value
Options Written*~ — (0.0)%
(premiums received $952,436)	$(1,373,643)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN—100.9% (cost $11,164,674,594)	12,623,872,828

Liabilities in excess of other assets(z) — (0.9)%	(109,002,027)

Net Assets — 100.0%	$12,514,870,801

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CMBX	Commercial Mortgage-Backed Index
CMS	Constant Maturity Swap
COP	Certificates of Participation
CORRA	Canadian Overnight Repo Rate Average
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LP	Limited Partnership
M	Monthly payment frequency for swaps
ML	Merrill Lynch International
MPLE	Maple Bonds
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SHIR	Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TASE	Tel Aviv Stock Exchange
TD	The Toronto-Dominion Bank
THOR	Thai Overnight Repurchase Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
A42

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
TSX	Toronto Stock Exchange
UAG	UBS AG
UBS	UBS Securities LLC
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XJSE	Johannesburg Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,489,363 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $237,570,524; cash collateral of $239,809,347 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$92,258	$6,624	0.0%
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	1	0.0
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%, 7.230%(c), 05/31/26^(d)	05/18/21	2,797,025	2,489,352	0.0
Total		$2,889,283	$2,495,977	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	01/31/30	$6,100.00		80		8	$13,429,660
S&P 500 Index (FLEX)	Call	01/31/31	$7,000.00		80		8	11,459,642
Total Exchange Traded (cost $25,350,580)								$24,889,302

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		9,682	$—
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		2,767	—
A43

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		19,365	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		5,535	—
Currency Option EUR vs HUF	Call	CITI	04/14/26	500.00		—	EUR	1,229	4
Currency Option EUR vs USD	Call	MSI	04/14/26	1.25		—	EUR	2,457	8
Currency Option USD vs BRL	Call	DB	04/01/26	5.45		—		1,454	—
Currency Option USD vs BRL	Call	CITI	04/01/26	7.00		—		1,454	—
Currency Option USD vs BRL	Call	CITI	04/09/26	6.50		—		1,431	6
Currency Option USD vs CNH	Call	CITI	06/17/26	6.85		—		5,593	37,536
Currency Option USD vs COP	Call	JPM	04/09/26	4,700.00		—		1,431	—
Currency Option USD vs COP	Call	CITI	04/28/26	4,500.00		—		1,368	46
Currency Option USD vs INR	Call	MSI	04/21/26	93.00		—		2,796	40,172
Currency Option USD vs INR	Call	MSI	04/21/26	94.25		—		2,796	21,137
Currency Option USD vs INR	Call	CITI	05/04/26	110.00		—		1,357	65
Currency Option USD vs KRW	Call	DB	04/09/26	1,700.00		—		2,862	151
Currency Option USD vs KRW	Call	CITI	04/21/26	1,750.00		—		4,876	698
Currency Option USD vs MXN	Call	CITI	04/23/26	23.00		—		1,373	80
Currency Option USD vs MXN	Call	MSI	04/23/26	23.00		—		1,368	80
Currency Option USD vs PLN	Call	MSI	06/11/26	3.76		—		2,845	35,882
Currency Option USD vs TRY	Call	BOA	04/10/26	99.00		—		2,862	242
Currency Option USD vs ZAR	Call	MSI	04/01/26	21.00		—		1,449	—
Currency Option USD vs ZAR	Call	CITI	04/23/26	23.00		—		2,745	99
Currency Option USD vs BRL	Put	CITI	04/14/26	4.60		—		1,413	—
Currency Option USD vs BRL	Put	CITI	04/16/26	4.60		—		1,398	1
Currency Option USD vs BRL	Put	MSI	04/22/26	4.60		—		1,392	3
Currency Option USD vs COP	Put	CITI	04/15/26	3,300.00		—		1,406	2
Currency Option USD vs COP	Put	MSI	05/04/26	3,200.00		—		4,075	50
Currency Option USD vs CZK	Put	MSI	05/04/26	19.00		—		1,357	8
Currency Option USD vs HUF	Put	CITI	06/11/26	260.00		—		2,845	43
Currency Option USD vs INR	Put	CITI	04/07/26	85.00		—		2,173	—
Currency Option USD vs INR	Put	MSI	04/21/26	88.00		—		2,796	72
Currency Option USD vs INR	Put	MSI	04/21/26	88.00		—		2,796	72
Currency Option USD vs KRW	Put	CITI	04/21/26	1,455.00		—		4,876	8,529
Currency Option USD vs MXN	Put	MSI	04/16/26	16.00		—		2,812	2
Currency Option USD vs MXN	Put	CITI	04/28/26	16.00		—		1,361	2
Currency Option USD vs MXN	Put	MSI	04/28/26	16.00		—		1,369	2
Currency Option USD vs THB	Put	MSI	04/16/26	29.00		—		1,398	1
Currency Option USD vs TRY	Put	BARC	04/24/26	46.00		—		1,368	22,131
Currency Option USD vs TRY	Put	BOA	10/22/26	53.50		—		2,192	101,596
Currency Option USD vs TRY	Put	CITI	10/22/26	53.50		—		2,192	101,596
Total OTC Traded (cost $588,502)									$370,316

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	14,795	$34,011
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	4,560	10,483
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%		4,330	21,937
A44

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%		1,341	$6,794
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.079%	2.80%(A)	EUR	16,265	49,232
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.079%	2.80%(A)	EUR	5,240	15,861
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.079%	10.29%(A)	EUR	16,265	90
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.079%	10.29%(A)	EUR	5,240	29
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.680%	3.82%(T)		24,000	66,604
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.680%	11.07%(T)		24,000	55
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.61%	1 Day SOFR(A)/ 3.680%	3.61%(A)		7,650	40,857
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	7.22%	1 Day SOFR(A)/ 3.680%	7.22%(A)		7,650	90
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)		26,565	270,525
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)		7,790	79,330
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)		26,565	238
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)		7,790	70
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)		4,330	26,653
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)		1,341	8,254
Total OTC Swaptions (cost $288,553)									$631,113
Total Options Purchased (cost $26,227,635)									$25,890,731
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	04/14/26	400.00		—	EUR	1,229	$(9,165)
Currency Option EUR vs USD	Call	MSI	04/14/26	1.17		—	EUR	2,457	(7,794)
A45

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	CITI	04/01/26	5.45		—		1,454	$—
Currency Option USD vs BRL	Call	CITI	04/09/26	5.29		—		1,431	(5,137)
Currency Option USD vs COP	Call	JPM	04/09/26	3,800.00		—		1,431	(1,102)
Currency Option USD vs COP	Call	CITI	04/28/26	3,800.00		—		1,368	(7,453)
Currency Option USD vs INR	Call	MSI	04/21/26	94.00		—		2,796	(24,147)
Currency Option USD vs INR	Call	MSI	04/21/26	96.00		—		2,796	(8,283)
Currency Option USD vs INR	Call	CITI	05/04/26	95.60		—		1,357	(7,695)
Currency Option USD vs KRW	Call	DB	04/09/26	1,480.00		—		2,862	(62,438)
Currency Option USD vs KRW	Call	CITI	04/21/26	1,470.00		—		4,876	(142,788)
Currency Option USD vs MXN	Call	MSI	04/23/26	17.85		—		1,368	(22,086)
Currency Option USD vs MXN	Call	CITI	04/23/26	18.25		—		1,373	(11,175)
Currency Option USD vs TRY	Call	BOA	04/10/26	45.50		—		2,862	(14,759)
Currency Option USD vs ZAR	Call	CITI	04/23/26	18.00		—		2,745	(10,527)
Currency Option USD vs BRL	Put	CITI	04/14/26	5.12		—		1,413	(5,165)
Currency Option USD vs BRL	Put	CITI	04/16/26	5.15		—		1,398	(8,354)
Currency Option USD vs BRL	Put	MSI	04/22/26	5.25		—		1,392	(25,073)
Currency Option USD vs COP	Put	CITI	04/15/26	3,700.00		—		1,406	(17,769)
Currency Option USD vs COP	Put	MSI	05/04/26	3,670.00		—		4,075	(48,590)
Currency Option USD vs CZK	Put	MSI	05/04/26	21.40		—		1,357	(20,008)
Currency Option USD vs HUF	Put	CITI	06/11/26	320.00		—		2,845	(31,073)
Currency Option USD vs INR	Put	CITI	04/07/26	91.25		—		2,173	(443)
Currency Option USD vs INR	Put	MSI	04/21/26	92.50		—		2,796	(7,614)
Currency Option USD vs INR	Put	MSI	04/21/26	93.50		—		2,796	(18,029)
Currency Option USD vs MXN	Put	MSI	04/16/26	17.70		—		2,812	(11,388)
Currency Option USD vs MXN	Put	MSI	04/28/26	17.70		—		1,369	(8,836)
Currency Option USD vs MXN	Put	CITI	04/28/26	18.00		—		1,361	(20,135)
Currency Option USD vs THB	Put	MSI	04/16/26	32.15		—		1,398	(6,354)
Currency Option USD vs TRY	Put	BOA	10/22/26	48.00		—		2,192	(9,709)
Currency Option USD vs TRY	Put	CITI	10/22/26	48.00		—		2,192	(9,709)
Total OTC Traded (premiums received $545,654)									$(582,798)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.079%	1.74%(A)	EUR	14,795	$(16,308)
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.079%	1.74%(A)	EUR	4,560	(5,026)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		4,330	(13,435)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		1,341	(4,161)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	32,530	(49,504)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	10,480	(15,949)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.680%		48,000	(71,922)
A46

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.86%	3.86%(A)	1 Day SOFR(A)/ 3.680%	7,650	$(26,104)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	4.11%	4.11%(A)	1 Day SOFR(A)/ 3.680%	7,650	(16,119)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%	26,565	(182,275)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%	7,790	(53,451)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	26,565	(133,974)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	7,790	(39,287)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	4,330	(41,551)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	1,341	(12,868)
CDX.NA.HY.45.V2, 12/20/30	Put	MSI	04/15/26	$105.00	5.00%(Q)	CDX.NA.HY.45.V2(Q)	9,100	(66,224)
CDX.NA.IG.45.V1, 12/20/30	Put	RBC	04/15/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	44,240	(21,075)
CDX.NA.IG.45.V1, 12/20/30	Put	CITI	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	32,910	(10,462)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	51,070	(74,707)
Total OTC Swaptions (premiums received $406,782)								$(854,402)
Total Options Written (premiums received $952,436)								$(1,437,200)
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
316	2 Year U.S. Treasury Notes	Jun. 2026	$65,552,719	$(483,606)
2,392	5 Year U.S. Treasury Notes	Jun. 2026	258,765,819	(3,563,179)
80	10 Year Australian Treasury Bonds	Jun. 2026	5,947,578	(24,362)
61	10 Year Euro-Bund	Jun. 2026	8,840,854	(246,824)
1,333	10 Year U.S. Treasury Notes	Jun. 2026	148,025,491	(2,065,152)
782	10 Year U.S. Ultra Treasury Notes	Jun. 2026	88,769,223	(1,822,562)
141	20 Year U.S. Treasury Bonds	Jun. 2026	16,056,375	(533,141)
228	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	26,576,250	(745,093)
706	Mini MSCI EAFE Index	Jun. 2026	102,408,830	(1,543,459)
23	Mini MSCI Emerging Markets Index	Jun. 2026	1,672,790	(61,816)
7	Russell 2000 E-Mini Index	Jun. 2026	879,270	(3,303)
1,883	S&P 500 E-Mini Index	Jun. 2026	618,636,113	(15,833,474)
				(26,925,971)
A47

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Futures contracts outstanding at March 31, 2026 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
196	2 Year U.S. Treasury Notes	Jun. 2026	$40,659,281	$303,426
126	5 Year Euro-Bobl	Jun. 2026	16,810,890	361,234
21	10 Year Euro-Bund	Jun. 2026	3,043,573	85,847
7	10 Year U.S. Ultra Treasury Notes	Jun. 2026	794,609	14,233
157	20 Year U.S. Treasury Bonds	Jun. 2026	17,878,375	105,412
69	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	8,042,813	267,295
319	British Pound Currency	Jun. 2026	26,369,338	205,789
113	Canadian Dollar Currency	Jun. 2026	8,136,000	156,801
1,514	Euro Currency	Jun. 2026	219,255,588	2,925,490
93	Euro Schatz Index	Jun. 2026	11,367,496	127,836
				4,553,363
				$(22,372,608)
Bond forward contracts outstanding at March 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
2.000%, 02/15/50	CITI	06/12/26	41,160	$59.75	$24,594,496	$23,992,534	$—	$(601,962)
4.750%, 11/15/43	BNP	07/29/26	4,040	$99.35	4,013,859	3,979,848	—	(34,011)
					$28,608,355	$27,972,382	$—	$(635,973)
Forward foreign currency exchange contracts outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/26	GSI	BRL	54,361	$10,467,420	$10,490,980	$23,560	$—
Expiring 05/05/26	DB	BRL	23,381	4,438,446	4,482,307	43,861	—
Expiring 05/05/26	DB	BRL	7,293	1,373,000	1,398,149	25,149	—
Expiring 05/05/26	RBC	BRL	23,381	4,445,957	4,482,307	36,350	—
British Pound,
Expiring 04/22/26	BARC	GBP	795	1,048,322	1,052,198	3,876	—
Expiring 04/22/26	JPM	GBP	253	341,748	334,804	—	(6,944)
Expiring 04/22/26	JPM	GBP	242	321,046	319,792	—	(1,254)
Canadian Dollar,
Expiring 04/22/26	CITI	CAD	985	712,895	708,859	—	(4,036)
Expiring 04/22/26	MSI	CAD	472	343,275	339,352	—	(3,923)
Chilean Peso,
Expiring 06/17/26	CITI	CLP	1,361,268	1,460,000	1,470,626	10,626	—
Chinese Renminbi,
Expiring 06/17/26	BOA	CNH	4,816	700,000	703,008	3,008	—
Expiring 06/17/26	HSBC	CNH	6,130	896,000	894,800	—	(1,200)
Colombian Peso,
Expiring 06/17/26	BOA	COP	5,185,107	1,373,000	1,386,188	13,188	—
Expiring 06/17/26	JPM	COP	15,670,463	4,103,719	4,189,346	85,627	—
Czech Koruna,
Expiring 04/22/26	BNP	CZK	32,523	1,582,000	1,532,093	—	(49,907)
Expiring 04/22/26	BOA	CZK	23,997	1,149,000	1,130,442	—	(18,558)
A48

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 04/22/26	GSI	CZK	21,862	$1,063,000	$1,029,847	$—	$(33,153)
Expiring 04/22/26	JPM	CZK	32,497	1,583,000	1,530,869	—	(52,131)
Euro,
Expiring 04/22/26	BARC	EUR	3,400	3,921,114	3,934,076	12,962	—
Expiring 04/22/26	CITI	EUR	658	754,895	761,306	6,411	—
Expiring 04/22/26	HSBC	EUR	19,884	23,508,473	23,008,583	—	(499,890)
Expiring 04/22/26	HSBC	EUR	2,526	2,986,748	2,923,237	—	(63,511)
Expiring 04/22/26	HSBC	EUR	2,500	2,985,459	2,892,823	—	(92,636)
Expiring 04/22/26	MSI	EUR	5,961	7,101,280	6,897,367	—	(203,913)
Expiring 04/22/26	MSI	EUR	4,707	5,550,073	5,446,453	—	(103,620)
Expiring 04/22/26	MSI	EUR	1,126	1,328,111	1,303,315	—	(24,796)
Expiring 04/22/26	MSI	EUR	861	1,025,576	996,127	—	(29,449)
Expiring 04/22/26	SSB	EUR	1,255	1,500,000	1,452,397	—	(47,603)
Expiring 04/22/26	UAG	EUR	4,266	4,904,255	4,936,848	32,593	—
Expiring 04/22/26	UAG	EUR	1,221	1,445,641	1,412,465	—	(33,176)
Indian Rupee,
Expiring 06/17/26	CITI	INR	48,712	522,926	513,180	—	(9,746)
Expiring 06/17/26	HSBC	INR	81,722	851,000	860,937	9,937	—
Japanese Yen,
Expiring 04/22/26	BARC	JPY	146,216	920,663	923,293	2,630	—
Expiring 04/22/26	MSI	JPY	287,928	1,834,800	1,818,140	—	(16,660)
Mexican Peso,
Expiring 06/17/26	BARC	MXN	25,247	1,431,000	1,399,151	—	(31,849)
Expiring 06/17/26	JPM	MXN	46,843	2,652,553	2,595,970	—	(56,583)
New Taiwanese Dollar,
Expiring 06/17/26	MSI	TWD	129,636	4,073,839	4,033,698	—	(40,141)
Expiring 06/17/26	MSI	TWD	47,230	1,486,000	1,469,578	—	(16,422)
Expiring 06/17/26	SCB	TWD	68,464	2,151,000	2,130,301	—	(20,699)
New Zealand Dollar,
Expiring 04/22/26	CITI	NZD	333	191,693	191,279	—	(414)
Philippine Peso,
Expiring 06/17/26	BOA	PHP	56,703	946,000	930,851	—	(15,149)
Expiring 06/17/26	HSBC	PHP	136,027	2,257,000	2,233,048	—	(23,952)
Polish Zloty,
Expiring 04/22/26	BARC	PLN	6,997	1,971,200	1,884,769	—	(86,431)
Expiring 04/22/26	TD	PLN	3,012	844,800	811,315	—	(33,485)
Singapore Dollar,
Expiring 06/17/26	BOA	SGD	1,169	922,000	914,557	—	(7,443)
South African Rand,
Expiring 06/17/26	BARC	ZAR	23,280	1,365,748	1,367,677	1,929	—
South Korean Won,
Expiring 06/17/26	JPM	KRW	2,030,836	1,382,302	1,353,040	—	(29,262)
Expiring 06/17/26	JPM	KRW	407,381	277,287	271,417	—	(5,870)
Thai Baht,
Expiring 06/17/26	GSI	THB	30,380	927,000	927,023	23	—
Turkish Lira,
Expiring 04/13/26	GSI	TRY	96,696	2,104,852	2,140,804	35,952	—
Expiring 04/13/26	UAG	TRY	127,397	2,789,501	2,820,503	31,002	—
				$126,316,617	$125,031,495	378,684	(1,663,806)

A49

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/22/26	JPM	AUD	2,319	$1,549,192	$1,599,421	$—	$(50,229)
Brazilian Real,
Expiring 04/02/26	CITI	BRL	7,599	1,431,000	1,466,430	—	(35,430)
Expiring 04/02/26	DB	BRL	23,381	4,466,340	4,512,275	—	(45,935)
Expiring 04/02/26	RBC	BRL	23,381	4,474,031	4,512,275	—	(38,244)
British Pound,
Expiring 04/22/26	BNY	GBP	5,704	7,673,712	7,549,120	124,592	—
Expiring 04/22/26	BNY	GBP	3,970	5,341,917	5,255,185	86,732	—
Expiring 04/22/26	CITI	GBP	580	774,684	767,765	6,919	—
Expiring 04/22/26	HSBC	GBP	241	326,629	319,107	7,522	—
Canadian Dollar,
Expiring 04/22/26	BNP	CAD	993	728,008	714,388	13,620	—
Expiring 04/22/26	CITI	CAD	4,151	3,003,840	2,986,836	17,004	—
Chilean Peso,
Expiring 06/17/26	CITI	CLP	1,629,742	1,819,619	1,760,668	58,951	—
Chinese Renminbi,
Expiring 06/17/26	BNP	CNH	89,337	13,069,614	13,040,898	28,716	—
Expiring 06/17/26	BNP	CNH	63,562	9,298,886	9,278,455	20,431	—
Colombian Peso,
Expiring 04/06/26	CITI	COP	5,670,600	1,454,000	1,541,196	—	(87,196)
Expiring 04/06/26	CITI	COP	5,463,750	1,457,001	1,484,977	—	(27,976)
Expiring 04/06/26	CITI	COP	5,354,475	1,457,001	1,455,277	1,724	—
Czech Koruna,
Expiring 04/22/26	BARC	CZK	43,556	2,071,000	2,051,832	19,168	—
Expiring 04/22/26	CITI	CZK	16,051	785,000	756,135	28,865	—
Expiring 04/22/26	DB	CZK	30,771	1,469,000	1,449,553	19,447	—
Expiring 04/22/26	TD	CZK	194,765	9,377,248	9,174,945	202,303	—
Euro,
Expiring 04/22/26	BARC	EUR	1,000	1,158,771	1,157,129	1,642	—
Expiring 04/22/26	BNP	EUR	784	933,512	907,130	26,382	—
Expiring 04/22/26	BNP	EUR	715	846,261	827,398	18,863	—
Expiring 04/22/26	BOA	EUR	2,451	2,845,000	2,835,874	9,126	—
Expiring 04/22/26	CITI	EUR	8,313	9,865,000	9,619,414	245,586	—
Expiring 04/22/26	CITI	EUR	6,805	7,966,538	7,873,952	92,586	—
Expiring 04/22/26	CITI	EUR	2,206	2,543,400	2,552,303	—	(8,903)
Expiring 04/22/26	CITI	EUR	1,228	1,406,000	1,420,870	—	(14,870)
Expiring 04/22/26	CITI	EUR	1,217	1,399,994	1,408,226	—	(8,232)
Expiring 04/22/26	DB	EUR	42,230	49,449,720	48,865,746	583,974	—
Expiring 04/22/26	GSI	EUR	7,930	9,138,410	9,175,665	—	(37,255)
Expiring 04/22/26	MSI	EUR	1,213	1,441,386	1,403,293	38,093	—
Expiring 04/22/26	MSI	EUR	1,019	1,207,000	1,179,476	27,524	—
Expiring 04/22/26	SSB	EUR	49,269	57,520,989	57,010,037	510,952	—
Expiring 04/22/26	SSB	EUR	7,939	9,268,610	9,186,278	82,332	—
Expiring 04/22/26	UAG	EUR	49,269	57,497,093	57,010,036	487,057	—
Expiring 04/22/26	UAG	EUR	7,939	9,264,759	9,186,277	78,482	—
Expiring 04/22/26	UAG	EUR	248	295,660	286,676	8,984	—
Indian Rupee,
Expiring 06/17/26	BOA	INR	78,692	830,000	829,024	976	—
Indonesian Rupiah,
Expiring 06/17/26	CITI	IDR	18,513,702	1,089,702	1,088,116	1,586	—
Mexican Peso,
Expiring 06/17/26	JPM	MXN	15,640	859,000	866,741	—	(7,741)
Expiring 06/17/26	JPM	MXN	4,013	227,240	222,393	4,847	—
Expiring 06/17/26	MSI	MXN	15,379	861,000	852,274	8,726	—
A50

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 04/22/26	BARC	PLN	11,945	$3,305,853	$3,217,725	$88,128	$—
Expiring 04/22/26	JPM	PLN	5,248	1,406,000	1,413,780	—	(7,780)
Singapore Dollar,
Expiring 06/17/26	MSI	SGD	13,525	10,706,040	10,577,376	128,664	—
South African Rand,
Expiring 06/17/26	GSI	ZAR	34,403	2,107,389	2,021,151	86,238	—
Expiring 06/17/26	SCB	ZAR	11,882	709,000	698,071	10,929	—
Swiss Franc,
Expiring 04/22/26	CITI	CHF	499	629,115	625,249	3,866	—
Expiring 04/22/26	MSI	CHF	182	227,760	228,030	—	(270)
Thai Baht,
Expiring 06/17/26	HSBC	THB	331,116	10,556,342	10,103,764	452,578	—
Expiring 06/17/26	HSBC	THB	68,791	2,173,000	2,099,100	73,900	—
Expiring 06/17/26	HSBC	THB	8,392	267,549	256,078	11,471	—
Turkish Lira,
Expiring 04/13/26	BARC	TRY	126,987	2,798,364	2,811,436	—	(13,072)
Expiring 04/13/26	UAG	TRY	105,085	2,308,307	2,326,536	—	(18,229)
				$337,137,486	$333,819,362	3,719,486	(401,362)
						$4,098,170	$(2,065,168)
Cross currency exchange contracts outstanding at March 31, 2026:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/26	Buy	CZK	40,097	EUR	1,643	$—	$(12,277)	BOA
04/22/26	Buy	EUR	2,078	GBP	1,815	2,490	—	SSB
						$2,490	$(12,277)
Credit default swap agreements outstanding at March 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/31	1.000%(Q)	500	$66,406	$83	$66,323	DB
Dominican Republic	06/20/31	1.000%(Q)	500	18,832	83	18,749	DB
Federal Republic of Nigeria	06/20/31	1.000%(Q)	500	49,153	83	49,070	DB
Federation of Malaysia	06/20/31	1.000%(Q)	500	(12,535)	83	(12,618)	DB
Federative Republic of Brazil	06/20/31	1.000%(Q)	1,750	31,527	291	31,236	DB
Islamic Republic of Pakistan	06/20/31	1.000%(Q)	500	94,622	83	94,539	DB
Kingdom of Bahrain	06/20/31	1.000%(Q)	500	45,095	83	45,012	DB
Kingdom of Morocco	06/20/31	1.000%(Q)	500	(474)	83	(557)	DB
Kingdom of Saudi Arabia	06/20/31	1.000%(Q)	1,750	(12,280)	291	(12,571)	DB
Oriental Republic of Uruguay	06/20/31	1.000%(Q)	500	(7,205)	83	(7,288)	DB
People’s Republic of China	06/20/31	1.000%(Q)	1,750	(39,135)	291	(39,426)	DB
Republic of Angola	06/20/31	1.000%(Q)	500	89,209	83	89,126	DB
Republic of Argentina	06/20/31	1.000%(Q)	500	105,100	83	105,017	DB
Republic of Chile	06/20/31	1.000%(Q)	500	(8,700)	83	(8,783)	DB
Republic of Colombia	06/20/31	1.000%(Q)	1,500	86,870	249	86,621	DB
Republic of Costa Rica	06/20/31	1.000%(Q)	500	11,764	83	11,681	DB
A51

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Ecuador	06/20/31	1.000%(Q)	500	$82,180	$83	$82,097	DB
Republic of El Salvador	06/20/31	1.000%(Q)	500	61,828	83	61,745	DB
Republic of Guatemala	06/20/31	1.000%(Q)	500	14,612	83	14,529	DB
Republic of Indonesia	06/20/31	1.000%(Q)	1,750	1,458	291	1,167	DB
Republic of Ivory Coast	06/20/31	1.000%(Q)	500	47,039	83	46,956	DB
Republic of Kazakhstan	06/20/31	1.000%(Q)	500	2,037	83	1,954	DB
Republic of Kenya	06/20/31	1.000%(Q)	500	84,105	83	84,022	DB
Republic of Panama	06/20/31	1.000%(Q)	750	9,766	125	9,641	DB
Republic of Peru	06/20/31	1.000%(Q)	500	(3,237)	83	(3,320)	DB
Republic of Philippines	06/20/31	1.000%(Q)	500	(2,275)	83	(2,358)	DB
Republic of South Africa	06/20/31	1.000%(Q)	1,750	78,258	291	77,967	DB
Republic of Turkey	06/20/31	1.000%(Q)	1,750	155,961	291	155,670	DB
Sultanate of Oman	06/20/31	1.000%(Q)	500	(658)	83	(741)	DB
United Mexican States	06/20/31	1.000%(Q)	1,750	7,049	291	6,758	DB
				$1,056,372	$4,154	$1,052,218

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.45.V1	06/20/31	1.000%(Q)	25,000	1.936%	$(1,045,770)	$(6,646)	$(1,039,124)	DB
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		1,535	$(28,855)	$(10,116)	$(18,739)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		1,535	(30,053)	(8,839)	(21,214)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		1,400	3,163	49,682	(46,519)	BARC
Republic of France	12/20/30	0.250%(Q)		560	(2,520)	(1,577)	(943)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	410	(7,695)	(4,948)	(2,747)	BARC
Republic of Italy	12/20/30	1.000%(Q)		840	(23,194)	(29,950)	6,756	BARC
Republic of South Africa	12/20/28	1.000%(Q)		3,400	23,835	180,939	(157,104)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		2,200	15,422	114,579	(99,157)	MSI
					$(49,897)	$289,770	$(339,667)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)	770	0.415%	$17,895	$17,886	$9	GSI
A52

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Bank of Nova Scotia	12/20/26	1.000%(Q)		385	0.184%	$2,389	$1,975	$414	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	3,285	0.307%	7,150	5,653	1,497	GSI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	595	0.307%	1,295	1,024	271	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)		184	0.386%	874	899	(25)	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	118	0.366%	671	709	(38)	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		2,785	0.320%	14,545	13,726	819	GSI
Comision Federal de Electricidad	06/20/28	1.000%(Q)		120	1.641%	(1,582)	(389)	(1,193)	BARC
Deutsche Telekom AG	06/20/26	1.000%(Q)	EUR	224	0.124%	594	555	39	JPM
European Investment Bank	12/20/26	—%(Q)		1,149	0.040%	(327)	(413)	86	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		300	0.485%	444	385	59	BARC
Federative Republic of Brazil	06/20/27	1.000%(Q)		200	0.610%	1,003	1,104	(101)	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		2,099	0.203%	12,732	12,601	131	MSI
HSBC Bank PLC	12/20/26	1.000%(Q)		442	0.203%	2,682	2,654	28	MSI
Kingdom of Norway	12/20/26	—%(Q)		1,640	0.036%	(428)	(584)	156	BARC
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		60	0.375%	103	95	8	CITI
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	215	0.034%	620	517	103	BARC
Kingdom of Spain	06/20/26	—%(Q)	EUR	100	0.057%	(15)	(5)	(10)	BARC
National Bank of Canada	12/20/26	1.000%(Q)		214	0.311%	1,131	1,123	8	CITI
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		585	0.249%	1,174	948	226	BARC
Oracle Corp.	06/20/30	1.000%(Q)		340	1.622%	(7,901)	6,539	(14,440)	GSI
People’s Republic of China	06/20/29	1.000%(Q)		3,070	0.442%	53,064	24,588	28,476	JPM
Petroleos Mexicanos	06/20/26	1.000%(Q)		210	1.886%	(344)	(281)	(63)	BARC
Petroleos Mexicanos	06/20/26	1.000%(T)		165	1.886%	(270)	(202)	(68)	BARC
Republic of Chile	06/20/28	1.000%(Q)		116	0.349%	1,660	1,593	67	BARC
Republic of Estonia	12/20/26	1.000%(Q)		450	0.171%	2,833	614	2,219	JPM
Republic of France	12/20/30	0.250%(Q)		560	0.310%	(1,413)	(3,249)	1,836	BARC
Republic of France	06/20/34	0.250%(Q)		1,600	0.529%	(31,108)	(28,994)	(2,114)	CITI
Republic of France	12/20/34	0.250%(Q)		4,270	0.555%	(95,155)	(127,422)	32,267	BOA
Republic of France	12/20/34	0.250%(Q)		3,975	0.555%	(88,581)	(83,084)	(5,497)	BOA
Republic of Italy	12/20/30	1.000%(Q)		840	0.370%	23,194	22,443	751	BARC
Republic of Italy	12/20/34	1.000%(Q)		285	0.645%	7,474	(1,545)	9,019	CITI
Republic of Italy	12/20/34	1.000%(Q)		285	0.645%	7,474	(1,545)	9,019	CITI
Republic of Ivory Coast	06/20/27	1.000%(Q)		688	1.781%	(6,164)	(2,047)	(4,117)	BARC
Republic of Panama	06/20/26	1.000%(Q)		865	0.516%	1,221	932	289	CITI
Republic of Panama	06/20/26	1.000%(Q)		50	0.516%	71	54	17	CITI
Republic of Panama	12/20/26	1.000%(Q)		1,430	0.548%	5,119	593	4,526	CITI
Republic of Romania	12/20/26	1.000%(Q)		62	0.611%	193	218	(25)	BOA
Republic of South Africa	12/20/26	1.000%(Q)		124	0.728%	284	490	(206)	BARC
Siemens AG	06/20/26	1.000%(Q)	EUR	318	0.104%	859	813	46	JPM
Siemens AG	06/20/26	1.000%(Q)	EUR	249	0.104%	673	583	90	GSI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		1,844	0.100%	12,554	11,597	957	MSI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		619	0.100%	4,214	3,893	321	MSI
Slovak Republic	12/20/27	1.000%(Q)		855	0.183%	12,042	11,829	213	BARC
Slovak Republic	12/20/27	1.000%(Q)		225	0.183%	3,169	3,113	56	BARC
Socialist Republic of Vietnam	12/20/27	1.000%(Q)		500	0.452%	4,760	5,025	(265)	BARC
Standard Chartered PLC	12/20/26	1.000%(Q)		1,158	0.200%	7,048	6,788	260	MSI
A53

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Standard Chartered PLC	12/20/26	1.000%(Q)		358	0.200%	$2,180	$2,099	$81	MSI
State of Qatar	12/20/26	1.000%(Q)		1,220	0.244%	7,038	7,591	(553)	BARC
State of Qatar	12/20/26	1.000%(Q)		380	0.244%	2,192	2,364	(172)	BARC
Stellantis NV	06/20/26	1.000%(Q)	EUR	245	0.296%	541	512	29	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	680	0.174%	200	230	(30)	BARC
						$(7,929)	$(73,405)	$65,476

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)		Value at Trade Date		Value at March 31, 2026		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.45.V2	12/20/30	5.000%(Q)	7,583		3.649%		$450,818		$411,992		$(38,826)
CDX.NA.HY.46.V1	06/20/31	5.000%(Q)	1,315		3.857%		48,896		65,194		16,298
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	70,360		0.631%		1,143,833		1,237,932		94,099
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	178,275		0.631%		2,898,193		3,136,617		238,424
							$4,541,740		$4,851,735		$309,995

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.17.AAA	12/15/56	0.500%(M)	2,000	*	$(28,023)	$(48,262)	$20,239	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	1,930	*	(27,070)	(23,945)	(3,125)	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	2,500	*	608	2,897	(2,289)	GSI
CMBX.NA.19.AAA	12/17/58	0.500%(M)	1,640	*	(2,542)	(184)	(2,358)	CITI
CMBX.NA.19.AAA	12/17/58	0.500%(M)	1,495	*	(2,317)	(314)	(2,003)	GSI
					$(59,344)	$(69,808)	$10,464
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio
A54

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Currency swap agreement outstanding at March 31, 2026:
Notional Amount (000)#			Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
JPY	619	1 Day SOFR(Q)/ 3.680%		97,200	1 Day TONAR -35bps(Q)/ 0.377%	CITI	02/10/31	$8,733	$—	$8,733
Interest rate swap agreements outstanding at March 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,590	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.785%	$(65,396)	$(105,967)	$(40,571)
AUD	4,855	02/19/31	1.398%(S)	6 Month BBSW(2)(S)/ 4.785%	—	(511,446)	(511,446)
AUD	3,085	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.785%	(200,181)	(302,465)	(102,284)
AUD	2,230	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/ 4.785%	(146,399)	(238,969)	(92,570)
AUD	2,820	11/07/35	4.330%(S)	6 Month BBSW(2)(S)/ 4.785%	—	(100,654)	(100,654)
CAD	1,340	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/ 2.270%	(1,416)	19,415	20,831
CAD	2,900	12/03/32	3.450%(S)	1 Day CORRA(2)(S)/ 2.270%	72,882	65,206	(7,676)
CAD	1,825	12/03/33	3.500%(S)	1 Day CORRA(1)(S)/ 2.270%	27,810	(44,396)	(72,206)
CAD	1,755	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.270%	67,260	37,921	(29,339)
CAD	7,615	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/ 2.270%	—	(102,171)	(102,171)
CAD	1,300	12/03/38	3.550%(S)	1 Day CORRA(1)(S)/ 2.270%	(28,984)	(23,125)	5,859
CAD	3,100	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 2.270%	(94,790)	20,395	115,185
CAD	1,535	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 2.270%	52,708	(25,994)	(78,702)
CAD	450	12/03/50	3.350%(S)	1 Day CORRA(2)(S)/ 2.270%	(14,566)	(10,388)	4,178
CAD	775	12/03/52	3.300%(S)	1 Day CORRA(2)(S)/ 2.270%	(7,604)	(22,576)	(14,972)
CAD	165	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 2.270%	(188)	(4,774)	(4,586)
CHF	3,250	02/19/31	(0.042)%(A)	1 Day SARON(2)(S)/ (0.066)%	(2,875)	(83,668)	(80,793)
CHF	1,000	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ (0.066)%	—	131,842	131,842
CHF	1,815	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.066)%	(125,659)	(146,978)	(21,319)
CHF	1,330	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.066)%	—	(14,469)	(14,469)
CHF	495	05/08/35	2.000%(A)	1 Day SARON(2)(A)/ (0.066)%	90,530	95,264	4,734
CHF	2,270	07/04/35	0.519%(A)	1 Day SARON(2)(A)/ (0.066)%	—	14,081	14,081
CHF	2,000	02/23/36	0.480%(A)	3 Month SARON(2)(A)/ (0.040)%	—	(13,417)	(13,417)
CLP	469,700	02/19/27	2.140%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(13,172)	(13,172)
CNH	15,560	08/01/27	2.420%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	30,895	30,895
CNH	30,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	57,947	57,947
CNH	134,045	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	557,037	557,037
CNH	12,190	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	50,183	50,183
CNH	128,445	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	120,837	449,767	328,930
CNH	20,000	05/15/28	2.548%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	66,713	66,713
CNH	179,885	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	697,979	918,018	220,039
CNH	26,570	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	59,587	59,587
A55

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreements outstanding at March 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	59,045	11/11/29	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	$(1,513)	$(17,396)	$(15,883)
CNH	28,800	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	4,188	(9,869)	(14,057)
CNH	135,215	05/11/30	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	(34,338)	(59,732)	(25,394)
CNH	18,500	11/20/30	1.585%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	(1,270)	(579)	691
CNH	22,375	03/02/31	1.575%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	(3,542)	(3,542)
CNH	21,425	05/11/31	1.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	(186)	(551)	(365)
CZK	23,000	05/09/27	4.989%(A)	6 Month PRIBOR(2)(S)/ 3.620%	—	45,166	45,166
CZK	12,000	08/08/29	3.142%(A)	6 Month PRIBOR(2)(S)/ 3.620%	—	(11,775)	(11,775)
CZK	17,575	03/17/31	4.370%(A)	6 Month PRIBOR(2)(S)/ 3.620%	—	188	188
CZK	7,000	03/30/36	4.420%(A)	6 Month PRIBOR(2)(S)/ 3.620%	—	(2,896)	(2,896)
DKK	7,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.523%	(22,428)	(92,251)	(69,823)
DKK	1,340	07/10/35	3.200%(A)	6 Month CIBOR(2)(S)/ 2.523%	5,642	3,351	(2,291)
EUR	6,780	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.929%	—	(87,186)	(87,186)
EUR	3,105	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 1.929%	—	54,903	54,903
EUR	3,939	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 1.929%	(983)	(588,100)	(587,117)
EUR	2,160	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 1.929%	14,753	252,216	237,463
EUR	11,110	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.929%	(275,198)	(93,163)	182,035
EUR	14,525	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.475%	—	62,448	62,448
EUR	6,515	02/15/34	2.192%(A)	1 Day EuroSTR(1)(A)/ 1.929%	—	297,292	297,292
EUR	11,875	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/ 1.929%	—	502,902	502,902
EUR	9,353	02/15/34	2.258%(A)	1 Day EuroSTR(1)(A)/ 1.929%	—	374,789	374,789
EUR	210	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 1.929%	629	(3,347)	(3,976)
EUR	7,965	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 1.929%	189,198	(18,376)	(207,574)
EUR	8,400	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.475%	—	140,304	140,304
EUR	1,780	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.475%	—	427,969	427,969
EUR	1,780	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.079%	—	(425,474)	(425,474)
EUR	4,316	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.475%	—	1,014,282	1,014,282
EUR	4,316	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.079%	—	(1,008,792)	(1,008,792)
EUR	2,275	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.475%	—	412,908	412,908
EUR	2,275	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.079%	—	(407,167)	(407,167)
EUR	3,000	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.475%	2,488	138,435	135,947
EUR	3,000	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.079%	(1,318)	(109,816)	(108,498)
EUR	2,770	05/11/46	1.150%(A)	1 Day EuroSTR(2)(A)/ 1.929%	(20,454)	(956,211)	(935,757)
EUR	2,120	05/11/50	2.600%(A)	1 Day EuroSTR(2)(A)/ 1.929%	17,626	(173,656)	(191,282)
EUR	2,250	05/11/51	1.200%(A)	1 Day EuroSTR(1)(A)/ 1.929%	20,621	861,065	840,444
EUR	555	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 1.929%	(42,754)	(216,781)	(174,027)
EUR	4,815	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.475%	(3,423)	354,639	358,062
EUR	1,875	05/11/55	2.500%(A)	1 Day EuroSTR(1)(A)/ 1.929%	11,937	199,046	187,109
GBP	9,092	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.730%	(339,945)	362,534	702,479
GBP	265	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.730%	2,627	10,567	7,940
GBP	1,945	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 3.730%	(66,582)	(159,148)	(92,566)
GBP	4,995	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 3.730%	975,234	585,912	(389,322)
GBP	4,375	05/08/28	4.100%(A)	1 Day SONIA(1)(A)/ 3.730%	(74,234)	14,343	88,577
GBP	3,000	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 3.730%	370,590	456,880	86,290
GBP	270	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/ 3.730%	(15,134)	(67,666)	(52,532)
GBP	765	05/08/32	3.850%(A)	1 Day SONIA(2)(A)/ 3.730%	6,516	(22,622)	(29,138)
GBP	3,090	02/17/36	0.698%(A)	1 Day SONIA(2)(A)/ 3.730%	—	(1,222,995)	(1,222,995)
GBP	1,335	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 3.730%	(85,398)	(124,393)	(38,995)
GBP	1,475	02/08/41	3.950%(A)	1 Day SONIA(1)(A)/ 3.730%	100,238	145,655	45,417
GBP	2,535	02/17/41	0.764%(A)	1 Day SONIA(2)(A)/ 3.730%	(57)	(1,408,130)	(1,408,073)
GBP	800	05/08/45	3.950%(A)	1 Day SONIA(2)(A)/ 3.730%	(39,979)	(107,637)	(67,658)
GBP	1,050	02/08/46	3.950%(A)	1 Day SONIA(2)(A)/ 3.730%	(112,565)	(145,528)	(32,963)
GBP	1,420	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/ 3.730%	(36)	(81,891)	(81,855)
GBP	1,950	02/27/46	5.000%(A)	1 Day SONIA(2)(A)/ 3.730%	1,912	(39,029)	(40,941)
GBP	1,720	02/17/51	0.768%(A)	1 Day SONIA(2)(A)/ 3.730%	(42)	(1,344,063)	(1,344,021)
GBP	2,000	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 3.730%	(1,030,992)	(1,516,145)	(485,153)
GBP	3,210	02/27/56	4.700%(A)	1 Day SONIA(1)(A)/ 3.730%	(2,070)	29,925	31,995
A56

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreements outstanding at March 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	200,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)/ 6.620%	$(13,916)	$(117,963)	$(104,047)
ILS	2,935	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 4.000%	729	620	(109)
ILS	1,200	02/18/36	3.585%(A)	1 Day SHIR(2)(A)/ 4.000%	—	(13,042)	(13,042)
JPY	640,000	07/08/27	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.727%	(23,651)	(79,827)	(56,176)
JPY	900,000	07/08/27	0.500%(A)	1 Day TONAR(1)(A)/ 0.727%	23,947	50,319	26,372
JPY	2,000,000	02/24/28	0.050%(S)	1 Day TONAR(2)(S)/ 0.727%	(490)	(325,618)	(325,128)
JPY	734,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.727%	—	66,841	66,841
JPY	685,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.727%	(50,706)	(160,504)	(109,798)
JPY	493,400	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(88,709)	(88,709)
JPY	435,000	07/08/29	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.727%	90,292	153,481	63,189
JPY	1,620,500	02/19/31	0.135%(S)	1 Day TONAR(2)(S)/ 0.727%	(2,880)	(800,197)	(797,317)
JPY	560,000	07/08/32	0.900%(A)	1 Day TONAR(2)(A)/ 0.727%	(63,478)	(190,606)	(127,128)
JPY	510,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.727%	(188,756)	(410,875)	(222,119)
JPY	1,364,000	02/19/36	0.290%(S)	1 Day TONAR(2)(S)/ 0.727%	(7,195)	(1,474,751)	(1,467,556)
JPY	400,000	07/08/37	0.150%(A)	1 Day TONAR(1)(A)/ 0.727%	238,416	537,777	299,361
JPY	20,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.727%	(14,617)	(29,132)	(14,515)
JPY	1,515,000	02/19/41	0.418%(S)	1 Day TONAR(2)(S)/ 0.727%	(12,865)	(2,582,734)	(2,569,869)
JPY	800,000	07/08/42	0.300%(A)	1 Day TONAR(1)(A)/ 0.727%	443,919	1,573,817	1,129,898
JPY	170,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.727%	(160,956)	(358,376)	(197,420)
JPY	240,000	07/08/44	1.550%(A)	1 Day TONAR(2)(A)/ 0.727%	(6,509)	(246,359)	(239,850)
JPY	145,000	07/08/45	1.600%(A)	1 Day TONAR(2)(A)/ 0.727%	(39,162)	(154,038)	(114,876)
JPY	185,000	12/19/45	2.481%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(46,246)	(46,246)
JPY	666,500	02/19/46	0.499%(S)	1 Day TONAR(2)(S)/ 0.727%	(7,144)	(1,536,712)	(1,529,568)
JPY	410,500	02/19/46	0.499%(S)	1 Day TONAR(1)(S)/ 0.727%	5,785	945,624	939,839
JPY	680,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(157,339)	(157,339)
JPY	370,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(72,274)	(72,274)
JPY	230,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	(254,171)	(592,615)	(338,444)
JPY	685,500	02/19/51	0.553%(S)	1 Day TONAR(2)(S)/ 0.727%	(8,435)	(1,916,444)	(1,908,009)
JPY	200,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	(249,646)	(596,836)	(347,190)
JPY	94,100	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.727%	—	212,486	212,486
JPY	355,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.727%	18,264	(527,615)	(545,879)
JPY	210,000	09/01/55	2.485%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(125,074)	(125,074)
KRW	765,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	—	(4,019)	(4,019)
KRW	7,880,000	02/18/31	1.528%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	—	(523,354)	(523,354)
KRW	1,215,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	—	(84,186)	(84,186)
KRW	1,640,250	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	(19,743)	(41,373)	(21,630)
KRW	420,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	—	(2,933)	(2,933)
KRW	4,551,530	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	(9,442)	(130,442)	(121,000)
KRW	2,592,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	90,679	(75,155)	(165,834)
KRW	1,225,900	03/13/36	3.550%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	—	(15,582)	(15,582)
MXN	119,515	02/28/31	7.348%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(216,997)	(216,997)
MXN	44,500	02/25/33	7.565%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(99,353)	(99,353)
MXN	70,265	02/25/33	7.566%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(156,568)	(156,568)
MXN	6,685	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(5,234)	(5,234)
MYR	2,460	03/12/31	3.480%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	(4)	(1,407)	(1,403)
NOK	3,845	02/19/31	1.654%(A)	6 Month NIBOR(2)(S)/ 4.660%	—	(51,670)	(51,670)
NZD	1,515	02/22/31	1.584%(S)	3 Month BBR(2)(Q)/ 2.540%	—	(94,230)	(94,230)
NZD	1,000	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 2.540%	33,872	12,016	(21,856)
NZD	2,380	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 2.540%	—	(23,458)	(23,458)
NZD	9,430	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.540%	—	(141,189)	(141,189)
PLN	5,595	05/11/27	4.400%(A)	6 Month WIBOR(2)(S)/ 3.890%	(2,506)	37,003	39,509
PLN	2,000	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)/ 3.890%	(10,324)	(71,361)	(61,037)
PLN	2,185	05/11/32	4.400%(A)	6 Month WIBOR(2)(S)/ 3.890%	7,327	6,003	(1,324)
SEK	14,000	02/19/31	0.655%(A)	3 Month STIBOR(2)(Q)/ 2.186%	—	(149,779)	(149,779)
SGD	2,135	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 0.995%	7,828	(76,056)	(83,884)
SGD	340	09/10/35	2.500%(S)	1 Day SORA(2)(S)/ 0.995%	13,348	5,298	(8,050)
SGD	200	09/11/35	1.720%(S)	1 Day SORA(2)(S)/ 0.995%	—	(7,325)	(7,325)
A57

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreements outstanding at March 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SGD	425	09/15/35	1.680%(S)	1 Day SORA(2)(S)/ 0.995%	$—	$(16,785)	$(16,785)
SGD	870	09/17/35	1.680%(S)	1 Day SORA(2)(S)/ 0.995%	—	(34,373)	(34,373)
SGD	590	09/25/35	1.710%(S)	1 Day SORA(2)(S)/ 0.995%	—	(22,267)	(22,267)
THB	199,305	08/18/26	1.168%(Q)	1 Day THOR(1)(Q)/ 0.989%	—	(4,371)	(4,371)
THB	94,000	02/19/31	1.380%(Q)	1 Day THOR(2)(Q)/ 0.989%	—	(43,218)	(43,218)
THB	32,800	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 0.989%	—	72,483	72,483
THB	28,780	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 0.989%	—	58,247	58,247
THB	21,225	09/10/34	2.350%(Q)	1 Day THOR(2)(Q)/ 0.989%	23,141	17,846	(5,295)
THB	22,200	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 0.989%	—	8,132	8,132
THB	7,035	09/10/35	2.400%(Q)	1 Day THOR(2)(Q)/ 0.989%	17,754	6,094	(11,660)
TWD	109,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.678%	—	40,906	40,906
	7,410	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 3.680%	—	55,936	55,936
	53,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.680%	28,519	279,040	250,521
	6,170	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.680%	7,583	32,484	24,901
	102,695	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(470,266)	(470,266)
	51,800	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.680%	—	(99,741)	(99,741)
	16,425	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	3,038	(130,236)	(133,274)
	13,870	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(109,977)	(109,977)
	52,280	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.680%	7,254	548,153	540,899
	6,537	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 3.680%	—	467,815	467,815
	9,730	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(101,137)	(101,137)
	7,870	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(136,759)	(136,759)
	32,535	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.680%	(34,593)	(635,549)	(600,956)
	3,150	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(53,109)	(53,109)
	8,120	05/11/30	4.150%(A)	1 Day SOFR(1)(A)/ 3.680%	36,079	(176,750)	(212,829)
	1,400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(25,083)	(25,083)
	2,440	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(23,676)	(23,676)
	1,790	11/10/35	3.669%(A)	1 Day SOFR(1)(A)/ 3.680%	—	24,654	24,654
	7,829	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.680%	—	122,179	122,179
	28,785	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(501,727)	(501,727)
	3,200	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 3.680%	(130,624)	(62,163)	68,461
	4,110	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 3.680%	(1,553,588)	(1,827,770)	(274,182)
	17,740	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.680%	(121,594)	(930,512)	(808,918)
	4,768	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.680%	—	162,345	162,345
	800	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 3.680%	—	14,180	14,180
	1,545	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 3.680%	(8,575)	(75,255)	(66,680)
	4,005	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	1,828,150	1,961,614	133,464
	3,790	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	1,661,546	1,856,309	194,763
	15,510	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	64,056	545,655	481,599
	24,515	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	358,525	862,459	503,934
	1,549	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 3.680%	—	108,989	108,989
	15,705	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.680%	121,736	1,068,261	946,525
	21,940	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.680%	—	1,093,320	1,093,320
	2,495	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 3.680%	121,784	119,907	(1,877)
	1,685	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 3.680%	17,418	180,938	163,520
	2,540	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 3.680%	11,445	128,335	116,890
					$2,282,112	$(9,587,261)	$(11,869,373)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	12,822	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.054%	$11,491	$—	$11,491	GSI
BRL	12,822	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.054%	(9,955)	—	(9,955)	GSI
CNH	10,500	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	61,853	—	61,853	MSI
A58

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreements outstanding at March 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CNH	11,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	$53,854	$—	$53,854	MSI
MYR	4,755	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	19,057	(5)	19,062	MSI
MYR	9,500	02/17/31	2.875%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	(70,738)	(64)	(70,674)	JPM
MYR	1,310	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	1,013	—	1,013	JPM
MYR	1,000	07/29/35	3.330%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	(8,167)	(1)	(8,166)	JPM
					$58,408	$(70)	$58,478

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 3.700%	ML	04/07/27	47,148	$—	$—	$—
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 3.900%	JPM	05/04/26	22,975	(950,541)	—	(950,541)
					$(950,541)	$—	$(950,541)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A59